First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 98.9%
	Aerospace & Defense — 2.8%
24,068	Ducommun, Inc. (a)	$1,020,483
11,425	National Presto Industries, Inc.	1,017,853
44,163	Park Aerospace Corp.	775,502
26,102	Vectrus, Inc. (a)	1,061,047
		3,874,885

	Air Freight & Logistics — 1.0%
61,890	Echo Global Logistics, Inc. (a)	1,401,809

	Auto Components — 0.1%
33,959	Shiloh Industries, Inc. (a)	140,590

	Banks — 23.0%
15,706	1st Constitution Bancorp	294,487
8,551	Bank7 Corp.	160,759
35,267	Bar Harbor Bankshares	879,206
25,973	Baycom Corp. (a)	589,847
27,289	Business First Bancshares, Inc.	665,852
10,014	Cambridge Bancorp	751,150
18,991	Capital Bancorp, Inc. (a)	258,657
11,339	CB Financial Services, Inc.	314,771
33,728	Civista Bancshares, Inc.	732,909
32,409	CNB Financial Corp.	930,138
17,565	Coastal Financial Corp. (a)	265,407
32,130	Equity Bancshares, Inc., Class A (a)	861,405
36,285	Financial Institutions, Inc.	1,095,081
34,527	First Bank	373,927
30,862	First Community Bankshares, Inc.	999,003
15,771	First Community Corp.	307,219
31,229	First Financial Corp.	1,357,525
16,234	First Financial Northwest, Inc.	239,939
88,097	First Foundation, Inc.	1,345,682
19,657	First Internet Bancorp	420,856
29,922	First Mid Bancshares, Inc.	1,035,900
14,508	First United Corp.	319,176
63,944	Flushing Financial Corp.	1,291,989
30,192	Franklin Financial Network, Inc.	912,100
51,040	Independent Bank Corp.	1,087,918
10,172	Level One Bancorp, Inc.	245,349
37,256	Mercantile Bank Corp.	1,221,997
16,232	Metropolitan Bank Holding Corp. (a)	638,405
46,978	Midland States Bancorp, Inc.	1,223,777
24,649	MidWestOne Financial Group, Inc.	752,287
18,022	Nicolet Bankshares, Inc. (a)	1,199,725
15,138	Northrim BanCorp, Inc.	600,524
61,040	Old Second Bancorp, Inc.	745,909
20,281	Parke Bancorp, Inc.	450,644
37,075	Peapack Gladstone Financial Corp.	1,039,212
42,731	Peoples Bancorp, Inc.	1,359,273
33,650	QCR Holdings, Inc.	1,278,027
16,734	SB One Bancorp	377,519
32,011	Sierra Bancorp	850,212
28,802	SmartFinancial, Inc. (a)	599,946
15,774	Southern First Bancshares, Inc. (a)	628,594

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
41,627	Southern National Bancorp of Virginia, Inc.	$640,640
31,170	Spirit of Texas Bancshares, Inc. (a)	671,713
		32,014,656

	Beverages — 0.1%
26,053	Craft Brew Alliance, Inc. (a)	213,374

	Biotechnology — 2.2%
35,457	Cyclerion Therapeutics, Inc. (a)	429,739
42,201	Gritstone Oncology, Inc. (a) (b)	364,406
13,713	Hookipa Pharma, Inc. (a) (b)	102,848
1,832	Immunic, Inc. (a) (b)	18,448
41,052	Kodiak Sciences, Inc. (a)	590,328
14,399	LogicBio Therapeutics, Inc. (a) (b)	155,653
464,549	Palatin Technologies, Inc. (a) (b)	422,182
33,855	PhaseBio Pharmaceuticals, Inc. (a)	141,175
19,031	Synthorx, Inc. (a) (b)	309,634
31,532	TCR2 Therapeutics, Inc. (a) (b)	473,926
		3,008,339

	Building Products — 1.6%
41,490	Insteel Industries, Inc.	851,790
75,230	Quanex Building Products Corp.	1,360,158
		2,211,948

	Capital Markets — 1.9%
7,167	Diamond Hill Investment Group, Inc.	989,978
21,414	Oppenheimer Holdings, Inc., Class A	643,705
32,683	Victory Capital Holdings, Inc., Class A	502,664
18,060	Westwood Holdings Group, Inc.	499,720
		2,636,067

	Chemicals — 1.5%
60,289	American Vanguard Corp.	946,537
58,547	FutureFuel Corp.	699,051
113,354	Rayonier Advanced Materials, Inc.	490,823
		2,136,411

	Commercial Services & Supplies — 3.5%
59,241	Ennis, Inc.	1,197,261
27,344	Heritage-Crystal Clean, Inc. (a)	724,616
83,228	Kimball International, Inc., Class B	1,606,300
72,202	Quad/Graphics, Inc.	758,843
19,660	VSE Corp.	670,209
		4,957,229

	Communications Equipment — 0.6%
76,291	CalAmp Corp. (a)	878,872

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Construction & Engineering — 3.5%
41,897	Ameresco, Inc., Class A (a)	$673,285
29,790	Argan, Inc.	1,170,449
73,882	Construction Partners, Inc., Class A (a)	1,151,081
37,758	MYR Group, Inc. (a)	1,181,448
56,439	Sterling Construction Co., Inc. (a)	742,173
		4,918,436

	Consumer Finance — 1.3%
33,889	Curo Group Holdings Corp. (a)	450,046
119,042	EZCORP, Inc., Class A (a)	768,416
21,098	Regional Management Corp. (a)	594,120
		1,812,582

	Containers & Packaging — 1.0%
80,520	Myers Industries, Inc.	1,421,178

	Distributors — 0.2%
13,809	Weyco Group, Inc.	312,221

	Diversified Consumer Services — 1.2%
36,406	American Public Education, Inc. (a)	813,310
36,771	Carriage Services, Inc.	751,599
68,646	Zovio, Inc. (a)	135,233
		1,700,142

	Electrical Equipment — 0.2%
6,048	Preformed Line Products Co.	330,160

	Electronic Equipment, Instruments & Components — 1.2%
54,781	Kimball Electronics, Inc. (a)	794,872
28,352	Vishay Precision Group, Inc. (a)	928,245
		1,723,117

	Energy Equipment & Services — 1.8%
74,586	Covia Holdings Corp. (a) (b)	150,664
74,204	FTS International, Inc. (a)	166,217
119,081	Keane Group, Inc. (a)	721,631
47,659	KLX Energy Services Holdings, Inc. (a)	412,012
29,608	Mammoth Energy Services, Inc.	73,428
71,777	Solaris Oilfield Infrastructure, Inc., Class A	963,247
38,402	US Well Services, Inc. (a) (b)	84,100
		2,571,299

	Entertainment — 0.4%
51,541	Sciplay Corp., Class A (a)	551,489

	Equity Real Estate Investment Trusts — 0.7%
67,924	Braemar Hotels & Resorts, Inc.	637,807

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
22,359	BRT Apartments Corp.	$325,994
		963,801

	Food & Staples Retailing — 1.5%
9,126	HF Foods Group, Inc. (a) (b)	155,598
32,161	Ingles Markets, Inc., Class A	1,249,776
17,828	Natural Grocers by Vitamin Cottage, Inc. (a)	178,102
19,030	Village Super Market, Inc., Class A	503,344
		2,086,820

	Food Products — 1.0%
66,119	Landec Corp. (a)	718,713
34,674	Limoneira Co.	636,615
		1,355,328

	Health Care Equipment & Supplies — 1.0%
14,421	FONAR Corp. (a)	298,082
96,892	Meridian Bioscience, Inc.	919,505
12,775	Soliton, Inc. (a) (b)	136,565
		1,354,152

	Hotels, Restaurants & Leisure — 2.9%
141,517	BBX Capital Corp.	660,885
37,671	Chuy’s Holdings, Inc. (a)	932,734
73,135	Del Taco Restaurants, Inc. (a)	747,805
18,762	RCI Hospitality Holdings, Inc.	387,998
62,881	Ruth’s Hospitality Group, Inc.	1,283,716
		4,013,138

	Household Durables — 2.4%
55,489	Ethan Allen Interiors, Inc.	1,059,840
53,898	Green Brick Partners, Inc. (a)	576,708
12,023	Hamilton Beach Brands Holding Co., Class A	194,412
26,807	Hooker Furniture Corp.	574,742
13,460	Legacy Housing Corp. (a)	218,052
29,598	Turtle Beach Corp. (a) (b)	345,409
65,969	ZAGG, Inc. (a) (b)	413,626
		3,382,789

	Household Products — 0.5%
23,419	Central Garden & Pet Co. (a)	684,537

	Insurance — 1.6%
21,570	FedNat Holding Co.	301,764
25,041	Health Insurance Innovations, Inc., Class A (a) (b)	624,272
3,214	Investors Title Co.	514,562
13,310	Palomar Holdings, Inc. (a)	524,680

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
8,236	Watford Holdings Ltd. (a)	$221,960
		2,187,238

	Interactive Media & Services — 0.3%
110,716	DHI Group, Inc. (a)	426,257

	Internet & Direct Marketing Retail — 0.5%
26,642	Duluth Holdings, Inc., Class B (a) (b)	225,924
36,713	Lands’ End, Inc. (a) (b)	416,509
		642,433

	IT Services — 1.3%
60,957	Hackett Group (The), Inc.	1,003,352
117,451	Unisys Corp. (a)	872,661
		1,876,013

	Leisure Products — 2.1%
13,433	Johnson Outdoors, Inc., Class A	786,636
47,301	Malibu Boats, Inc., Class A (a)	1,451,195
42,476	MasterCraft Boat Holdings, Inc. (a)	633,954
		2,871,785

	Machinery — 2.6%
34,235	Blue Bird Corp. (a)	651,663
14,430	Hurco Cos., Inc.	464,213
39,779	Lydall, Inc. (a)	990,895
19,535	Park-Ohio Holdings Corp.	583,315
71,313	Spartan Motors, Inc.	978,415
		3,668,501

	Media — 0.2%
119,368	Lee Enterprises, Inc. (a)	243,511

	Metals & Mining — 1.5%
20,522	Olympic Steel, Inc.	295,517
36,000	Ryerson Holding Corp. (a)	307,080
206,910	SunCoke Energy, Inc. (a)	1,166,972
19,936	Universal Stainless & Alloy Products, Inc. (a)	311,002
		2,080,571

	Mortgage Real Estate Investment Trusts — 1.1%
35,648	Cherry Hill Mortgage Investment Corp.	466,989
55,931	Dynex Capital, Inc.	826,660
18,383	Ellington Residential Mortgage REIT	193,757
		1,487,406

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 6.5%
36,428	Brigham Minerals, Inc., Class A	$724,917
61,856	CONSOL Energy, Inc. (a)	966,809
1,065,447	Denbury Resources, Inc. (a)	1,267,882
81,429	Green Plains, Inc.	862,740
329,053	Gulfport Energy Corp. (a)	891,734
49,407	Hallador Energy Co.	178,853
136,041	Overseas Shipholding Group, Inc., Class A (a)	238,072
88,380	Renewable Energy Group, Inc. (a)	1,326,142
12,706	REX American Resources Corp. (a)	969,849
125,988	Unit Corp. (a)	425,840
118,184	VAALCO Energy, Inc. (a)	239,914
210,647	W&T Offshore, Inc. (a)	920,527
		9,013,279

	Pharmaceuticals — 1.9%
238,387	Amneal Pharmaceuticals, Inc. (a)	691,322
24,581	Eton Pharmaceuticals, Inc. (a) (b)	155,352
12,182	Kaleido Biosciences, Inc. (a) (b)	91,731
190,578	Mallinckrodt PLC (a) (b)	459,293
17,871	Osmotica Pharmaceuticals PLC (a)	68,625
46,024	Phibro Animal Health Corp., Class A	981,692
17,207	Urovant Sciences Ltd. (a) (b)	162,950
		2,610,965

	Professional Services — 2.8%
16,946	Barrett Business Services, Inc.	1,505,144
20,897	BG Staffing, Inc.	399,341
67,912	Resources Connection, Inc.	1,153,825
22,449	Willdan Group, Inc. (a)	787,511
		3,845,821

	Real Estate Management & Development — 0.3%
21,051	Altisource Portfolio Solutions S.A. (a)	425,651

	Road & Rail — 0.8%
28,137	Covenant Transportation Group, Inc., Class A (a)	462,572
4,310	PAM Transportation Services, Inc. (a)	254,764
18,673	Universal Logistics Holdings, Inc.	434,708
		1,152,044

	Semiconductors & Semiconductor Equipment — 3.2%
73,347	Axcelis Technologies, Inc. (a)	1,253,500
81,174	AXT, Inc. (a)	288,980
93,228	Cohu, Inc.	1,259,044
152,439	Photronics, Inc. (a)	1,658,536
		4,460,060

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software — 0.7%
67,001	American Software, Inc., Class A	$1,006,355

	Specialty Retail — 6.5%
14,202	America’s Car-Mart, Inc. (a)	1,302,323
267,403	Chico’s FAS, Inc.	1,077,634
23,847	Citi Trends, Inc.	436,400
37,974	Container Store Group, (The), Inc. (a)	167,845
152,589	Express, Inc. (a)	524,906
41,215	Haverty Furniture Cos., Inc.	835,428
40,562	Hibbett Sports, Inc. (a)	928,870
122,114	Party City Holdco, Inc. (a) (b)	697,271
54,470	RTW RetailWinds, Inc. (a)	74,624
20,996	Shoe Carnival, Inc. (b)	680,480
91,204	Sportsman’s Warehouse Holdings, Inc. (a)	472,437
49,863	Tilly’s, Inc., Class A	470,707
46,173	Zumiez, Inc. (a)	1,462,530
		9,131,455

	Technology Hardware, Storage & Peripherals — 0.4%
71,877	Immersion Corp. (a)	549,859

	Textiles, Apparel & Luxury Goods — 0.4%
15,606	Rocky Brands, Inc.	518,587

	Thrifts & Mortgage Finance — 4.4%
15,705	Entegra Financial Corp. (a)	471,778
44,754	First Defiance Financial Corp.	1,296,300
9,447	FS Bancorp, Inc.	495,968
15,578	Home Bancorp, Inc.	607,386
34,390	Luther Burbank Corp.	389,639
27,707	OP Bancorp	270,974
9,850	Rhinebeck Bancorp, Inc. (a)	105,395
34,380	Sterling Bancorp, Inc.	335,549
109,085	United Community Financial Corp.	1,175,936
59,249	Waterstone Financial, Inc.	1,017,898
		6,166,823

	Tobacco — 0.2%
18,864	Pyxus International, Inc. (a) (b)	246,741

	Water Utilities — 0.5%
17,908	Artesian Resources Corp., Class A	662,596

	Total Common Stocks — 98.9%	137,929,320
	(Cost $146,292,855)

Shares	Description	Value
	Money Market Funds — 0.3%
433,874	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	$433,874
	(Cost $433,874)

Principal Value	Description	Value
	Repurchase Agreements — 2.3%
$3,264,304	BNP Paribas S.A., 2.35% (c), dated 09/30/19, due 10/01/19, with a maturity value of $3,264,517. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $3,338,792. (d)	3,264,304
	(Cost $3,264,304)

	Total Investments — 101.5%	141,627,498
	(Cost $149,991,033) (e)
	Net Other Assets and Liabilities — (1.5)%	(2,159,569)
	Net Assets — 100.0%	$139,467,929

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,586,404 and the total value of the collateral held by the Fund is $3,698,178.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,897,628 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,261,163. The net unrealized depreciation was $8,363,535.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$137,929,320	$—	$—
Money Market Funds	433,874	—	—
Repurchase Agreements	—	3,264,304	—
Total Investments	$138,363,194	$3,264,304	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Air Freight & Logistics — 1.9%
266,131	United Parcel Service, Inc., Class B	$31,887,816

	Auto Components — 0.3%
33,530	Autoliv, Inc.	2,644,846
130,088	Goodyear Tire & Rubber (The) Co.	1,873,918
		4,518,764

	Automobiles — 3.2%
3,046,633	Ford Motor Co.	27,907,158
620,217	General Motors Co.	23,245,733
81,581	Harley-Davidson, Inc.	2,934,469
		54,087,360

	Banks — 9.2%
76,677	Comerica, Inc.	5,059,915
165,308	F.N.B. Corp.	1,906,001
44,173	First Financial Bancorp.	1,081,134
130,645	First Horizon National Corp.	2,116,449
56,106	Hope Bancorp, Inc.	804,560
489,586	Huntington Bancshares, Inc.	6,986,392
108,527	Investors Bancorp, Inc.	1,232,867
505,969	KeyCorp	9,026,487
91,563	PacWest Bancorp	3,327,399
7,240	Park National Corp.	686,424
213,478	People’s United Financial, Inc.	3,337,729
426,467	Regions Financial Corp.	6,746,708
61,259	Synovus Financial Corp.	2,190,622
134,561	Umpqua Holdings Corp.	2,214,874
42,820	United Bankshares, Inc.	1,621,593
159,365	Valley National Bancorp	1,732,298
2,061,831	Wells Fargo & Co.	103,998,756
		154,070,208

	Biotechnology — 5.0%
1,111,403	AbbVie, Inc.	84,155,435

	Capital Markets — 0.4%
53,656	Artisan Partners Asset Management, Inc., Class A	1,515,246
345,082	Invesco Ltd.	5,845,689
		7,360,935

	Chemicals — 1.2%
56,203	Eastman Chemical Co.	4,149,467
15,323	Kronos Worldwide, Inc.	189,546
164,396	LyondellBasell Industries N.V., Class A	14,708,510
82,639	Olin Corp.	1,547,002
		20,594,525

	Containers & Packaging — 0.9%
14,431	Greif, Inc., Class A	546,790
231,830	International Paper Co.	9,695,131

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging (Continued)
146,117	WestRock Co.	$5,325,965
		15,567,886

	Diversified Consumer Services — 0.2%
104,736	H&R Block, Inc.	2,473,864

	Diversified Telecommunication Services — 17.1%
4,352,642	AT&T, Inc.	164,703,974
2,023,270	Verizon Communications, Inc.	122,124,577
		286,828,551

	Electric Utilities — 5.5%
355,505	Duke Energy Corp.	34,078,709
145,338	Edison International	10,961,392
472,715	PPL Corp.	14,885,796
527,673	Southern (The) Co.	32,594,361
		92,520,258

	Electrical Equipment — 0.8%
166,613	Eaton Corp. PLC	13,853,871

	Food Products — 1.7%
59,575	Bunge Ltd.	3,373,137
70,586	Campbell Soup Co.	3,311,895
263,725	General Mills, Inc.	14,536,522
108,441	Kellogg Co.	6,978,178
		28,199,732

	Health Care Providers & Services — 2.3%
143,232	Cardinal Health, Inc.	6,759,118
495,605	CVS Health Corp.	31,257,808
57,154	Patterson Cos., Inc.	1,018,484
		39,035,410

	Hotels, Restaurants & Leisure — 1.6%
16,412	Brinker International, Inc.	700,300
196,638	Carnival Corp.	8,595,047
140,117	Extended Stay America, Inc.	2,051,313
230,273	Las Vegas Sands Corp.	13,300,568
42,029	Wyndham Destinations, Inc.	1,934,175
		26,581,403

	Household Durables — 0.7%
60,980	Leggett & Platt, Inc.	2,496,521
18,274	M.D.C. Holdings, Inc.	787,609
236,150	Newell Brands, Inc.	4,420,728
24,288	Whirlpool Corp.	3,846,248
		11,551,106

	Insurance — 2.9%
15,087	Mercury General Corp.	843,061
425,610	MetLife, Inc.	20,071,768

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
120,498	Principal Financial Group, Inc.	$6,885,256
225,207	Prudential Financial, Inc.	20,257,370
		48,057,455

	IT Services — 4.5%
488,367	International Business Machines Corp.	71,018,329
177,163	Western Union (The) Co.	4,104,867
		75,123,196

	Media — 0.3%
208,685	Interpublic Group of Cos. (The), Inc.	4,499,249
29,356	Meredith Corp.	1,076,191
		5,575,440

	Metals & Mining — 0.3%
48,051	Southern Copper Corp.	1,639,981
81,844	Steel Dynamics, Inc.	2,438,951
		4,078,932

	Multiline Retail — 0.7%
101,287	Kohl’s Corp.	5,029,913
319,109	Macy’s, Inc.	4,958,954
54,202	Nordstrom, Inc.	1,824,981
		11,813,848

	Multi-Utilities — 2.6%
231,799	CenterPoint Energy, Inc.	6,995,694
458,285	Dominion Energy, Inc.	37,139,416
		44,135,110

	Oil, Gas & Consumable Fuels — 22.0%
191,270	Apache Corp.	4,896,512
912,578	Chevron Corp.	108,231,751
2,322,523	Exxon Mobil Corp.	163,993,349
316,884	Marathon Petroleum Corp.	19,250,703
736,606	Occidental Petroleum Corp.	32,756,869
67,859	PBF Energy, Inc., Class A	1,845,086
179,115	Phillips 66	18,341,376
221,779	Valero Energy Corp.	18,904,442
		368,220,088

	Paper & Forest Products — 0.1%
39,177	Domtar Corp.	1,402,928

	Personal Products — 0.1%
170,795	Coty, Inc., Class A	1,795,055

	Professional Services — 0.3%
265,977	Nielsen Holdings PLC	5,652,011

	Road & Rail — 0.1%
26,629	Ryder System, Inc.	1,378,583

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 2.8%
171,863	Broadcom, Inc.	$47,446,218

	Specialty Retail — 0.4%
37,908	Abercrombie & Fitch Co., Class A	591,365
41,003	Designer Brands, Inc., Class A	701,971
50,382	Foot Locker, Inc.	2,174,487
130,186	Gap (The), Inc.	2,260,029
14,382	Guess?, Inc.	266,499
		5,994,351

	Technology Hardware, Storage & Peripherals — 0.8%
137,859	Seagate Technology PLC	7,415,436
111,241	Western Digital Corp.	6,634,413
		14,049,849

	Textiles, Apparel & Luxury Goods — 0.4%
166,289	Hanesbrands, Inc.	2,547,547
185,450	Tapestry, Inc.	4,830,973
		7,378,520

	Thrifts & Mortgage Finance — 0.1%
55,867	Northwest Bancshares, Inc.	915,660
27,300	Provident Financial Services, Inc.	669,669
		1,585,329

	Tobacco — 9.2%
1,634,110	Altria Group, Inc.	66,835,099
1,153,536	Philip Morris International, Inc.	87,587,989
		154,423,088

	Trading Companies & Distributors — 0.2%
33,829	Aircastle Ltd.	758,784
15,038	Watsco, Inc.	2,544,129
		3,302,913

	Total Investments — 99.8%	1,674,700,038
	(Cost $1,657,493,968) (a)
	Net Other Assets and Liabilities — 0.2%	3,521,240
	Net Assets — 100.0%	$1,678,221,278

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $114,547,462 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $97,341,392. The net unrealized appreciation was $17,206,070.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,674,700,038	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.1%
283,074	Arconic, Inc.	$7,359,924
50,661	Boeing (The) Co.	19,274,991
		26,634,915

	Automobiles — 1.2%
1,186,194	Fiat Chrysler Automobiles N.V.	15,361,212

	Beverages — 2.1%
964,914	Keurig Dr Pepper, Inc.	26,361,451

	Biotechnology — 2.3%
65,538	Apellis Pharmaceuticals, Inc. (a)	1,578,810
273,465	Celgene Corp. (a)	27,155,075
		28,733,885

	Capital Markets — 0.8%
184,305	Apollo Global Management, Inc.	6,970,415
50,065	Hamilton Lane, Inc., Class A	2,851,703
		9,822,118

	Chemicals — 2.8%
363,833	Corteva, Inc.	10,187,324
406,447	Dow, Inc.	19,367,200
215,147	Valvoline, Inc.	4,739,688
		34,294,212

	Commercial Services & Supplies — 0.1%
107,874	BrightView Holdings, Inc. (a)	1,850,039

	Construction & Engineering — 0.2%
62,233	Arcosa, Inc.	2,128,991

	Consumer Finance — 0.6%
296,664	Santander Consumer USA Holdings, Inc.	7,567,899

	Diversified Consumer Services — 0.4%
96,774	frontdoor, Inc. (a)	4,700,313

	Diversified Financial Services — 0.9%
526,409	AXA Equitable Holdings, Inc.	11,665,223

	Diversified Telecommunication Services — 4.3%
886,524	Verizon Communications, Inc.	53,510,589

	Electric Utilities — 1.4%
269,191	Evergy, Inc.	17,917,353

	Electronic Equipment, Instruments & Components — 2.9%
124,083	CDW Corp.	15,291,989
214,447	Keysight Technologies, Inc. (a)	20,854,971
		36,146,960

Shares	Description	Value
	Common Stocks (Continued)
	Entertainment — 1.6%
174,063	Liberty Media Corp.-Liberty Formula One, Class C (a)	$7,239,280
108,438	Spotify Technology S.A. (a)	12,361,932
		19,601,212

	Equity Real Estate Investment Trusts — 2.2%
164,335	Americold Realty Trust	6,091,899
115,005	JBG SMITH Properties	4,509,346
257,183	MGM Growth Properties LLC, Class A	7,728,349
395,282	VICI Properties, Inc.	8,953,137
		27,282,731

	Food & Staples Retailing — 1.6%
117,274	BJ’s Wholesale Club Holdings, Inc. (a)	3,033,878
120,269	Performance Food Group Co. (a)	5,533,577
281,886	US Foods Holding Corp. (a)	11,585,515
		20,152,970

	Food Products — 8.3%
333,784	Conagra Brands, Inc.	10,240,493
517,454	General Mills, Inc.	28,522,064
215,640	Hershey (The) Co.	33,422,044
353,885	Tyson Foods, Inc., Class A	30,483,654
		102,668,255

	Health Care Equipment & Supplies — 6.8%
419,028	Alcon, Inc. (a)	24,425,142
42,110	Glaukos Corp. (a)	2,632,296
32,816	Penumbra, Inc. (a)	4,413,424
89,881	SmileDirectClub, Inc. (a)	1,247,548
240,576	Stryker Corp.	52,036,589
		84,754,999

	Health Care Providers & Services — 0.4%
79,712	Guardant Health, Inc. (a)	5,088,017

	Hotels, Restaurants & Leisure — 0.5%
73,664	Hilton Grand Vacations, Inc. (a)	2,357,248
37,322	Marriott Vacations Worldwide Corp.	3,866,932
		6,224,180

	Household Durables — 0.8%
97,248	Roku, Inc. (a)	9,895,956

	Insurance — 0.5%
114,632	Brighthouse Financial, Inc. (a)	4,639,157

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
41,486	Goosehead Insurance, Inc., Class A	$2,047,334
		6,686,491

	Interactive Media & Services — 5.5%
95,674	Cargurus, Inc. (a)	2,961,110
265,012	Match Group, Inc. (b)	18,932,457
132,465	Pinterest, Inc., Class A (a) (b)	3,503,699
1,182,637	Snap, Inc., Class A (a)	18,685,665
577,328	Twitter, Inc. (a)	23,785,914
		67,868,845

	Internet & Direct Marketing Retail — 0.7%
108,990	Stitch Fix, Inc., Class A (a) (b)	2,098,057
58,932	Wayfair, Inc., Class A (a)	6,607,456
		8,705,513

	IT Services — 14.4%
128,248	Black Knight, Inc. (a)	7,830,823
70,351	Evo Payments, Inc., Class A (a)	1,978,270
266,331	Fidelity National Information Services, Inc.	35,358,104
225,598	Fiserv, Inc. (a)	23,369,697
61,673	MongoDB, Inc. (a)	7,430,363
97,866	Okta, Inc. (a)	9,635,886
715,273	PayPal Holdings, Inc. (a)	74,095,130
185,545	Perspecta, Inc.	4,846,435
274,006	Switch, Inc., Class A	4,279,974
96,979	Twilio, Inc., Class A (a)	10,663,811
		179,488,493

	Leisure Products — 0.4%
103,393	Acushnet Holdings Corp.	2,729,575
72,781	YETI Holdings, Inc. (a) (b)	2,037,868
		4,767,443

	Life Sciences Tools & Services — 6.5%
268,310	Avantor, Inc. (a)	3,944,157
126,841	IQVIA Holdings, Inc. (a)	18,947,509
30,779	Medpace Holdings, Inc. (a)	2,586,667
188,626	Thermo Fisher Scientific, Inc.	54,941,095
		80,419,428

	Media — 3.3%
749,065	Altice USA, Inc., Class A (a)	21,483,184
6,353	Cable One, Inc.	7,971,109
383,134	Fox Corp., Class A	12,082,131
		41,536,424

Shares	Description	Value
	Common Stocks (Continued)
	Multi-Utilities — 3.5%
294,114	Sempra Energy	$43,414,168

	Oil, Gas & Consumable Fuels — 1.4%
275,894	Cheniere Energy, Inc. (a)	17,397,876

	Pharmaceuticals — 3.8%
266,535	Elanco Animal Health, Inc. (a)	7,087,166
39,544	MyoKardia, Inc. (a)	2,062,220
34,419	Reata Pharmaceuticals, Inc., Class A (a)	2,763,501
2,027,432	Takeda Pharmaceutical Co., Ltd., ADR	34,871,830
		46,784,717

	Professional Services — 2.9%
343,877	IHS Markit Ltd. (a)	22,998,494
161,026	TransUnion	13,060,819
		36,059,313

	Real Estate Management & Development — 0.3%
186,080	Cushman & Wakefield PLC (a)	3,448,062

	Road & Rail — 2.3%
251,074	Lyft, Inc., Class A (a)	10,253,862
80,672	Schneider National, Inc., Class B	1,752,196
524,751	Uber Technologies, Inc. (a) (b)	15,989,163
		27,995,221

	Software — 5.6%
53,625	Alteryx, Inc., Class A (a) (b)	5,760,934
35,028	Appfolio, Inc., Class A (a)	3,332,564
57,198	Appian Corp. (a) (b)	2,716,905
64,730	Avalara, Inc. (a)	4,355,682
56,922	Blackline, Inc. (a)	2,721,441
122,742	Ceridian HCM Holding, Inc. (a)	6,059,773
53,883	Coupa Software, Inc. (a)	6,981,620
102,578	Crowdstrike Holdings, Inc., Class A (a) (b)	5,981,323
150,908	DocuSign, Inc. (a)	9,344,223
354,451	Dropbox, Inc., Class A (a)	7,149,277
332,410	SolarWinds Corp. (a)	6,132,964
114,105	SVMK, Inc. (a)	1,951,195
38,571	Trade Desk (The), Inc., Class A (a)	7,233,991
		69,721,892

	Specialty Retail — 2.3%
56,822	Burlington Stores, Inc. (a)	11,354,172
166,759	Carvana Co. (a)	11,006,094
113,882	Floor & Decor Holdings, Inc., Class A (a)	5,825,064
		28,185,330

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 2.3%
207,937	Dell Technologies, Inc., Class C (a)	$10,783,613
1,148,231	Hewlett Packard Enterprise Co.	17,418,664
		28,202,277
	Total Common Stocks — 100.0%	1,243,044,973
	(Cost $1,076,110,913)

	Money Market Funds — 0.4%
5,339,415	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	5,339,415
	(Cost $5,339,415)

Principal Value	Description	Value
	Repurchase Agreements — 3.2%
$40,171,682	BNP Paribas S.A., 2.35% (c), dated 09/30/19, due 10/01/19, with a maturity value of $40,174,304. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $41,088,364. (d)	40,171,682
	(Cost $40,171,682)

	Total Investments — 103.6%	1,288,556,070
	(Cost $1,121,622,010) (e)
	Net Other Assets and Liabilities — (3.6)%	(45,150,993)
	Net Assets — 100.0%	$1,243,405,077

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $44,928,815 and the total value of the collateral held by the Fund is $45,511,097.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities on loan.

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $194,284,116 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,350,056. The net unrealized appreciation was $166,934,060.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,243,044,973	$—	$—
Money Market Funds	5,339,415	—	—
Repurchase Agreements	—	40,171,682	—
Total Investments	$1,248,384,388	$40,171,682	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Biotechnology — 80.4%
2,357,179	ACADIA Pharmaceuticals, Inc. (a)	$84,834,872
1,295,021	Agios Pharmaceuticals, Inc. (a)	41,958,680
501,714	Alexion Pharmaceuticals, Inc. (a)	49,137,869
2,603,142	Alkermes PLC (a)	50,787,300
803,648	Alnylam Pharmaceuticals, Inc. (a)	64,629,372
339,579	Amgen, Inc.	65,711,932
261,690	Biogen, Inc. (a)	60,926,666
742,709	BioMarin Pharmaceutical, Inc. (a)	50,058,587
438,567	Bluebird Bio, Inc. (a)	40,269,222
527,215	Exact Sciences Corp. (a)	47,644,419
2,848,001	Exelixis, Inc. (a)	50,366,898
1,310,296	FibroGen, Inc. (a)	48,454,746
931,597	Gilead Sciences, Inc.	59,044,618
2,738,645	Grifols S.A., ADR	54,882,446
751,945	Incyte Corp. (a)	55,816,877
882,585	Intercept Pharmaceuticals, Inc. (a)	58,568,341
880,990	Ionis Pharmaceuticals, Inc. (a)	52,780,111
706,867	Neurocrine Biosciences, Inc. (a)	63,695,785
202,945	Regeneron Pharmaceuticals, Inc. (a)	56,296,943
405,890	Sarepta Therapeutics, Inc. (a)	30,571,635
806,959	Seattle Genetics, Inc. (a)	68,914,299
975,600	Ultragenyx Pharmaceutical, Inc. (a)	41,736,168
804,199	United Therapeutics Corp. (a)	64,134,870
347,711	Vertex Pharmaceuticals, Inc. (a)	58,909,198
		1,320,131,854

	Life Sciences Tools & Services — 17.5%
288,980	Bio-Techne Corp.	56,544,717
446,700	Charles River Laboratories International, Inc. (a)	59,129,679
206,809	Illumina, Inc. (a)	62,915,434
388,521	IQVIA Holdings, Inc. (a)	58,037,267
1,532,299	QIAGEN N.V. (a)	50,519,898
		287,146,995

	Pharmaceuticals — 2.1%
1,894,619	Nektar Therapeutics (a)	34,510,485

	Total Investments — 100.0%	1,641,789,334
	(Cost $2,096,805,861) (b)
	Net Other Assets and Liabilities — (0.0)%	(304,219)
	Net Assets — 100.0%	$1,641,485,115

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $63,956,906 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $518,973,433. The net unrealized depreciation was $455,016,527.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,641,789,334	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Capital Markets — 4.0%
3,603,955	E*TRADE Financial Corp.	$157,456,794
3,586,925	TD Ameritrade Holding Corp.	167,509,397
		324,966,191

	Communications Equipment — 12.3%
718,843	Arista Networks, Inc. (a)	171,745,970
3,177,556	Ciena Corp. (a)	124,655,522
9,376,733	Cisco Systems, Inc.	463,304,377
6,694,763	CommScope Holding Co., Inc. (a)	78,730,413
5,963,888	Juniper Networks, Inc.	147,606,228
		986,042,510

	Diversified Telecommunication Services — 1.0%
7,250,806	Vonage Holdings Corp. (a)	81,934,108

	Entertainment — 4.4%
1,326,845	Netflix, Inc. (a)	355,090,259

	Health Care Technology — 2.7%
1,422,580	Veeva Systems, Inc., Class A (a)	217,213,740

	Interactive Media & Services — 22.8%
300,553	Alphabet, Inc., Class A (a)	367,017,290
303,220	Alphabet, Inc., Class C (a)	369,625,180
3,249,925	Facebook, Inc., Class A (a)	578,746,644
10,904,224	Snap, Inc., Class A (a)	172,286,739
2,623,023	TripAdvisor, Inc. (a)	101,458,530
5,931,869	Twitter, Inc. (a)	244,393,003
		1,833,527,386

	Internet & Direct Marketing Retail — 18.2%
409,648	Amazon.com, Inc. (a)	711,112,060
6,262,635	eBay, Inc.	244,117,512
2,451,618	Etsy, Inc. (a)	138,516,417
1,545,618	Expedia Group, Inc.	207,746,515
22,844,856	Groupon, Inc. (a)	60,767,317
1,903,441	GrubHub, Inc. (a)	106,992,419
		1,469,252,240

	IT Services — 13.5%
2,063,217	Akamai Technologies, Inc. (a)	188,536,770
2,529,838	GoDaddy, Inc., Class A (a)	166,918,711
1,548,657	Okta, Inc. (a)	152,480,768
3,628,092	PayPal Holdings, Inc. (a)	375,834,050
1,097,396	VeriSign, Inc. (a)	207,001,808
		1,090,772,107

	Software — 21.0%
3,402,413	2U, Inc. (a)	55,391,284
3,660,055	8x8, Inc. (a)	75,836,339
5,037,244	Box, Inc., Class A (a)	83,416,761

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
1,743,844	Citrix Systems, Inc.	$168,315,823
1,695,751	Cornerstone OnDemand, Inc. (a)	92,961,070
2,228,390	DocuSign, Inc. (a)	137,981,909
5,442,023	Dropbox, Inc., Class A (a)	109,765,604
788,092	HubSpot, Inc. (a)	119,482,628
1,202,905	j2 Global, Inc.	109,247,832
1,428,833	LogMeIn, Inc.	101,389,990
1,567,822	New Relic, Inc. (a)	96,342,662
4,116,003	Pluralsight, Inc., Class A (a)	69,128,270
2,556,610	salesforce.com, Inc. (a)	379,503,188
2,531,241	Smartsheet, Inc., Class A (a)	91,200,613
		1,689,963,973
	Total Common Stocks — 99.9%	8,048,762,514
	(Cost $7,297,732,279)

	Money Market Funds — 0.2%
15,760,440	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (b)	15,760,440
	(Cost $15,760,440)

	Total Investments — 100.1%	8,064,522,954
	(Cost $7,313,492,719) (c)
	Net Other Assets and Liabilities — (0.1)%	(6,964,691)
	Net Assets — 100.0%	$8,057,558,263

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,158,344,987 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $407,314,752. The net unrealized appreciation was $751,030,235.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,048,762,514	$—	$—
Money Market Funds	15,760,440	—	—
Total Investments	$8,064,522,954	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Air Freight & Logistics — 2.0%
767,647	Expeditors International of Washington, Inc.	$57,028,496

	Beverages — 4.2%
1,120,021	Coca-Cola (The) Co.	60,973,944
442,452	PepsiCo, Inc.	60,660,169
		121,634,113

	Biotechnology — 4.1%
322,654	Amgen, Inc.	62,436,776
884,961	Gilead Sciences, Inc.	56,088,828
		118,525,604

	Capital Markets — 11.8%
1,620,889	Franklin Resources, Inc.	46,778,856
286,515	Moody’s Corp.	58,686,867
619,833	Northern Trust Corp.	57,842,816
678,593	Raymond James Financial, Inc.	55,956,779
239,897	S&P Global, Inc.	58,769,967
530,635	T. Rowe Price Group, Inc.	60,625,049
		338,660,334

	Chemicals — 2.0%
256,347	Air Products and Chemicals, Inc.	56,873,145

	Communications Equipment — 1.7%
1,003,456	Cisco Systems, Inc.	49,580,761

	Electrical Equipment — 2.1%
881,577	Emerson Electric Co.	58,942,238

	Entertainment — 1.9%
411,569	Walt Disney (The) Co.	53,635,672

	Equity Real Estate Investment Trusts — 2.2%
280,011	American Tower Corp.	61,918,833

	Food & Staples Retailing — 2.1%
204,465	Costco Wholesale Corp.	58,908,411

	Health Care Equipment & Supplies — 6.1%
692,629	Baxter International, Inc.	60,584,258
1,362,317	Boston Scientific Corp. (a)	55,432,679
276,693	Stryker Corp.	59,848,696
		175,865,633

	Health Care Providers & Services — 1.7%
224,263	UnitedHealth Group, Inc.	48,736,835

	Household Durables — 2.1%
709,894	Garmin Ltd.	60,120,923

Shares	Description	Value
	Common Stocks (Continued)
	Household Products — 2.2%
500,461	Procter & Gamble (The) Co.	$62,247,339

	Industrial Conglomerates — 2.0%
332,726	Honeywell International, Inc.	56,297,239

	Insurance — 8.0%
626,921	Arthur J. Gallagher & Co.	56,153,314
1,347,649	Fidelity National Financial, Inc.	59,849,092
572,147	Marsh & McLennan Cos., Inc.	57,243,307
719,652	Progressive (The) Corp.	55,593,117
		228,838,830

	Internet & Direct Marketing Retail — 1.9%
1,431,436	eBay, Inc.	55,797,375

	IT Services — 9.8%
296,795	Accenture PLC, Class A	57,088,518
345,779	Automatic Data Processing, Inc.	55,815,646
199,285	FleetCor Technologies, Inc. (a)	57,150,953
208,846	Mastercard, Inc., Class A	56,716,308
321,120	Visa, Inc., Class A	55,235,851
		282,007,276

	Machinery — 6.0%
333,088	Cummins, Inc.	54,183,425
380,471	Illinois Tool Works, Inc.	59,539,907
461,567	Ingersoll-Rand PLC	56,869,670
		170,593,002

	Personal Products — 2.1%
301,619	Estee Lauder (The) Cos., Inc., Class A	60,007,100

	Pharmaceuticals — 10.1%
538,981	Eli Lilly and Co.	60,274,245
441,702	Johnson & Johnson	57,147,405
707,189	Merck & Co., Inc.	59,531,170
1,345,757	Pfizer, Inc.	48,353,049
504,497	Zoetis, Inc.	62,855,281
		288,161,150

	Road & Rail — 3.8%
818,627	CSX Corp.	56,706,293
328,336	Union Pacific Corp.	53,183,865
		109,890,158

	Software — 5.9%
568,702	Citrix Systems, Inc.	54,891,117
421,304	Microsoft Corp.	58,573,895
1,000,307	Oracle Corp.	55,046,894
		168,511,906

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail — 4.1%
539,892	Ross Stores, Inc.	$59,307,136
1,053,402	TJX (The) Cos., Inc.	58,716,628
		118,023,764

	Total Investments — 99.9%	2,860,806,137
	(Cost $2,684,618,035) (b)
	Net Other Assets and Liabilities — 0.1%	1,767,400
	Net Assets — 100.0%	$2,862,573,537

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $218,143,486 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $41,955,384. The net unrealized appreciation was $176,188,102.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,860,806,137	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.6%
107,435	Boeing (The) Co.	$40,875,794
216,827	General Dynamics Corp.	39,620,798
104,465	Lockheed Martin Corp.	40,747,618
205,886	Raytheon Co.	40,392,774
298,523	United Technologies Corp.	40,754,360
		202,391,344

	Air Freight & Logistics — 1.1%
482,796	C.H. Robinson Worldwide, Inc.	40,931,445
340,185	United Parcel Service, Inc., Class B	40,760,967
		81,692,412

	Automobiles — 0.5%
297,009	Toyota Motor Corp., ADR	39,944,740

	Banks — 7.2%
469,796	Bank of Hawaii Corp.	40,369,570
554,221	Bank of Montreal	40,873,799
717,481	Bank of Nova Scotia (The)	40,788,795
770,452	BB&T Corp.	41,119,023
485,250	Canadian Imperial Bank of Commerce	40,062,240
340,668	JPMorgan Chase & Co.	40,093,217
259,350	M&T Bank Corp.	40,969,519
412,878	Park National Corp.	39,144,963
2,542,460	People’s United Financial, Inc.	39,751,362
286,862	PNC Financial Services Group (The), Inc.	40,206,578
500,155	Royal Bank of Canada	40,592,580
702,202	Toronto-Dominion (The) Bank	40,910,289
727,391	U.S. Bancorp	40,253,818
827,223	Wells Fargo & Co.	41,725,128
		566,860,881

	Beverages — 1.6%
748,106	Coca-Cola (The) Co.	40,726,891
250,020	Diageo PLC, ADR	40,883,270
299,023	PepsiCo, Inc.	40,996,053
		122,606,214

	Biotechnology — 0.5%
204,781	Amgen, Inc.	39,627,171

	Capital Markets — 3.1%
865,982	Bank of New York Mellon (The) Corp.	39,151,046
90,765	BlackRock, Inc.	40,448,515
1,392,789	Franklin Resources, Inc.	40,195,891
189,735	Goldman Sachs Group (The), Inc.	39,318,784
404,033	Nasdaq, Inc.	40,140,679
352,674	T. Rowe Price Group, Inc.	40,293,004
		239,547,919

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals — 2.1%
183,730	Air Products and Chemicals, Inc.	$40,762,338
845,355	Dow, Inc.	40,281,166
329,869	International Flavors & Fragrances, Inc.	40,471,627
593,805	Sensient Technologies Corp.	40,764,713
		162,279,844

	Communications Equipment — 0.5%
819,562	Cisco Systems, Inc.	40,494,559

	Consumer Finance — 0.5%
486,173	Discover Financial Services	39,423,769

	Containers & Packaging — 1.0%
357,773	Avery Dennison Corp.	40,632,280
701,306	Sonoco Products Co.	40,823,022
		81,455,302

	Distributors — 0.5%
414,265	Genuine Parts Co.	41,256,651

	Diversified Financial Services — 0.5%
1,812,983	AXA Equitable Holdings, Inc.	40,175,703

	Diversified Telecommunication Services — 2.1%
1,077,189	AT&T, Inc.	40,760,832
838,725	BCE, Inc.	40,602,677
1,108,442	TELUS Corp.	39,482,704
672,673	Verizon Communications, Inc.	40,602,542
		161,448,755

	Electric Utilities — 11.4%
464,209	ALLETE, Inc.	40,576,509
760,287	Alliant Energy Corp.	41,002,278
433,633	American Electric Power Co., Inc.	40,627,076
781,573	Avangrid, Inc.	40,837,189
424,541	Duke Energy Corp.	40,696,500
606,384	El Paso Electric Co.	40,676,239
611,832	Evergy, Inc.	40,723,538
485,084	Eversource Energy	41,460,129
838,383	Exelon Corp.	40,502,283
848,031	FirstEnergy Corp.	40,900,535
959,551	Fortis, Inc.	40,617,794
901,058	Hawaiian Electric Industries, Inc.	41,097,255
365,637	IDACORP, Inc.	41,196,321
534,025	MGE Energy, Inc.	42,652,577
179,794	NextEra Energy, Inc.	41,890,204
901,851	OGE Energy Corp.	40,925,998
749,197	Otter Tail Corp.	40,269,339
415,864	Pinnacle West Capital Corp.	40,367,918
716,853	Portland General Electric Co.	40,409,004
1,282,099	PPL Corp.	40,373,297
660,478	Southern (The) Co.	40,797,726

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
626,966	Xcel Energy, Inc.	$40,683,824
		899,283,533

	Electrical Equipment — 2.6%
2,035,264	ABB Ltd., ADR	40,033,643
482,684	Eaton Corp. PLC	40,135,175
623,763	Emerson Electric Co.	41,704,794
305,280	Hubbell, Inc.	40,113,792
246,722	Rockwell Automation, Inc.	40,659,785
		202,647,189

	Electronic Equipment, Instruments & Components — 0.5%
442,302	TE Connectivity Ltd.	41,213,700

	Equity Real Estate Investment Trusts — 5.2%
192,479	AvalonBay Communities, Inc.	41,446,503
475,190	Equity Residential	40,989,889
300,901	Federal Realty Investment Trust	40,964,662
313,601	Mid-America Apartment Communities, Inc.	40,771,266
478,627	Prologis, Inc.	40,788,593
165,034	Public Storage	40,477,889
532,636	Realty Income Corp.	40,842,529
261,389	Simon Property Group, Inc.	40,685,198
1,477,071	Washington Real Estate Investment Trust	40,412,663
450,630	WP Carey, Inc.	40,331,385
		407,710,577

	Food & Staples Retailing — 1.1%
514,633	Sysco Corp.	40,861,860
745,603	Walgreens Boots Alliance, Inc.	41,239,302
		82,101,162

	Food Products — 4.7%
1,002,509	Archer-Daniels-Midland Co.	41,173,045
867,999	Campbell Soup Co.	40,726,513
1,401,432	Conagra Brands, Inc.	42,995,934
751,396	General Mills, Inc.	41,416,948
264,206	Hershey (The) Co.	40,949,288
950,765	Hormel Foods Corp.	41,576,953
378,424	J.M. Smucker (The) Co.	41,634,208
640,051	Kellogg Co.	41,187,282
741,635	Mondelez International, Inc., Class A	41,027,248
		372,687,419

	Gas Utilities — 3.6%
359,744	Atmos Energy Corp.	40,971,244
900,214	New Jersey Resources Corp.	40,707,677
572,792	Northwest Natural Holding Co.	40,862,981

Shares	Description	Value
	Common Stocks (Continued)
	Gas Utilities (Continued)
428,860	ONE Gas, Inc.	$41,217,735
1,236,320	South Jersey Industries, Inc.	40,687,291
470,175	Spire, Inc.	41,018,067
805,670	UGI Corp.	40,501,031
		285,966,026

	Health Care Equipment & Supplies — 0.5%
365,408	Medtronic PLC	39,690,617

	Health Care Providers & Services — 1.5%
639,350	CVS Health Corp.	40,323,805
379,157	Quest Diagnostics, Inc.	40,581,174
177,029	UnitedHealth Group, Inc.	38,471,942
		119,376,921

	Hotels, Restaurants & Leisure — 1.6%
1,010,276	Cheesecake Factory (The), Inc.	42,108,303
241,655	Cracker Barrel Old Country Store, Inc.	39,305,186
191,439	McDonald’s Corp.	41,103,868
		122,517,357

	Household Durables — 1.0%
479,412	Garmin Ltd.	40,601,403
986,429	Leggett & Platt, Inc.	40,384,403
		80,985,806

	Household Products — 2.1%
269,612	Clorox (The) Co.	40,945,974
566,445	Colgate-Palmolive Co.	41,639,372
296,022	Kimberly-Clark Corp.	42,049,925
328,705	Procter & Gamble (The) Co.	40,884,328
		165,519,599

	Industrial Conglomerates — 1.0%
242,883	3M Co.	39,929,965
242,339	Honeywell International, Inc.	41,003,759
		80,933,724

	Insurance — 6.7%
773,649	Aflac, Inc.	40,477,316
458,240	Arthur J. Gallagher & Co.	41,044,557
321,836	Assurant, Inc.	40,493,406
610,501	Axis Capital Holdings Ltd.	40,732,627
256,817	Chubb Ltd.	41,460,536
354,435	Cincinnati Financial Corp.	41,351,931
811,827	CNA Financial Corp.	39,982,480
213,020	Erie Indemnity Co., Class A	39,547,163
152,843	Everest Re Group Ltd.	40,669,994
927,895	Fidelity National Financial, Inc.	41,207,817
685,431	First American Financial Corp.	40,447,283

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
672,894	Hartford Financial Services Group (The), Inc.	$40,784,105
276,375	Travelers (The) Cos., Inc.	41,094,199
		529,293,414

	IT Services — 2.1%
253,602	Automatic Data Processing, Inc.	40,936,435
3,681,982	Infosys Ltd., ADR	41,864,135
285,072	International Business Machines Corp.	41,455,170
492,714	Paychex, Inc.	40,781,938
		165,037,678

	Machinery — 3.6%
315,391	Caterpillar, Inc.	39,837,037
249,698	Cummins, Inc.	40,618,374
410,562	Dover Corp.	40,875,553
262,477	Illinois Tool Works, Inc.	41,075,026
223,716	Parker-Hannifin Corp.	40,405,347
260,725	Snap-on, Inc.	40,813,891
287,567	Stanley Black & Decker, Inc.	41,527,550
		285,152,778

	Media — 1.6%
521,034	Omnicom Group, Inc.	40,796,962
2,029,166	Shaw Communications, Inc., Class B	39,893,404
653,683	WPP PLC, ADR	40,914,019
		121,604,385

	Multi-Utilities — 6.3%
512,893	Ameren Corp.	41,057,085
845,355	Avista Corp.	40,948,996
527,238	Black Hills Corp.	40,454,972
640,949	CMS Energy Corp.	40,988,688
436,687	Consolidated Edison, Inc.	41,253,821
500,949	Dominion Energy, Inc.	40,596,907
308,006	DTE Energy Co.	40,952,478
1,442,391	MDU Resources Group, Inc.	40,661,002
541,253	NorthWestern Corp.	40,621,038
654,102	Public Service Enterprise Group, Inc.	40,606,652
285,471	Sempra Energy	42,138,374
431,041	WEC Energy Group, Inc.	40,991,999
		491,272,012

	Oil, Gas & Consumable Fuels — 2.5%
324,282	Chevron Corp.	38,459,845
561,487	Exxon Mobil Corp.	39,646,597
388,466	Phillips 66	39,778,919
687,847	Royal Dutch Shell PLC, Class B, ADR	41,202,035

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
754,631	TOTAL S.A., ADR	$39,240,812
		198,328,208

	Personal Products — 0.5%
671,130	Unilever PLC, ADR	40,334,913

	Pharmaceuticals — 4.1%
801,716	Bristol-Myers Squibb Co.	40,655,018
354,741	Eli Lilly and Co.	39,670,686
966,161	GlaxoSmithKline PLC, ADR	41,235,752
307,430	Johnson & Johnson	39,775,293
480,085	Merck & Co., Inc.	40,413,555
467,654	Novartis AG, ADR	40,639,133
1,117,619	Pfizer, Inc.	40,156,051
876,459	Sanofi, ADR	40,606,345
		323,151,833

	Professional Services — 1.0%
737,711	Robert Half International, Inc.	41,060,994
604,685	Thomson Reuters Corp.	40,441,333
		81,502,327

	Road & Rail — 1.0%
225,625	Norfolk Southern Corp.	40,535,787
243,910	Union Pacific Corp.	39,508,542
		80,044,329

	Semiconductors & Semiconductor Equipment — 2.1%
354,403	Analog Devices, Inc.	39,597,447
795,693	Intel Corp.	41,002,060
919,053	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	42,717,583
316,977	Texas Instruments, Inc.	40,966,108
		164,283,198

	Specialty Retail — 1.6%
179,032	Home Depot (The), Inc.	41,539,005
366,716	Lowe’s Cos., Inc.	40,324,091
441,304	Tiffany & Co.	40,877,990
		122,741,086

	Technology Hardware, Storage & Peripherals — 0.5%
1,511,821	Canon, Inc., ADR	40,365,621

	Thrifts & Mortgage Finance — 1.5%
2,884,729	Capitol Federal Financial, Inc.	39,751,565
2,425,233	Northwest Bancshares, Inc.	39,749,569
1,071,733	Washington Federal, Inc.	39,643,404
		119,144,538

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Tobacco — 1.6%
990,732	Altria Group, Inc.	$40,520,939
1,131,351	British American Tobacco PLC, ADR	41,746,852
562,544	Philip Morris International, Inc.	42,713,966
		124,981,757

	Trading Companies & Distributors — 2.1%
1,254,698	Fastenal Co.	40,990,984
583,579	MSC Industrial Direct Co., Inc., Class A	42,326,985
139,159	W.W. Grainger, Inc.	41,351,097
245,134	Watsco, Inc.	41,471,770
		166,140,836

	Water Utilities — 0.5%
911,990	Aqua America, Inc.	40,884,512

	Total Investments — 99.9%	7,854,102,319
	(Cost $7,073,221,983) (a)
	Net Other Assets and Liabilities — 0.1%	11,507,402
	Net Assets — 100.0%	$7,865,609,721

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $850,792,936 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $69,912,600. The net unrealized appreciation was $780,880,336.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,854,102,319	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 3.0%
15,546	Arconic, Inc.	$404,196
4,811	Hexcel Corp.	395,127
1,024	Lockheed Martin Corp.	399,422
		1,198,745

	Automobiles — 1.0%
2,487	Ferrari N.V.	383,222

	Beverages — 1.9%
7,140	Coca-Cola (The) Co.	388,701
6,373	Coca-Cola European Partners PLC	353,383
		742,084

	Capital Markets — 0.9%
1,514	S&P Global, Inc.	370,900

	Chemicals — 5.0%
2,319	Ecolab, Inc.	459,255
4,641	Innospec, Inc.	413,699
5,282	RPM International, Inc.	363,454
3,846	Scotts Miracle-Gro (The) Co.	391,600
5,406	WR Grace & Co.	360,904
		1,988,912

	Commercial Services & Supplies — 1.0%
3,613	Waste Management, Inc.	415,495

	Communications Equipment — 6.1%
24,106	AudioCodes Ltd.	455,844
9,651	Ciena Corp. (a)	378,609
8,012	Cisco Systems, Inc.	395,873
3,147	Motorola Solutions, Inc.	536,280
43,102	Telefonaktiebolaget LM Ericsson, ADR	343,954
4,153	ViaSat, Inc. (a)	312,804
		2,423,364

	Containers & Packaging — 1.0%
3,219	AptarGroup, Inc.	381,291

	Distributors — 1.0%
1,988	Pool Corp.	400,980

	Diversified Consumer Services — 1.2%
3,093	Bright Horizons Family Solutions, Inc. (a)	471,683

	Diversified Telecommunication Services — 3.1%
11,149	AT&T, Inc.	421,878
8,404	BCE, Inc.	406,838
11,600	TELUS Corp.	413,192
		1,241,908

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities — 0.9%
1,582	NextEra Energy, Inc.	$368,590

	Electronic Equipment, Instruments & Components — 1.9%
19,559	Knowles Corp. (a)	397,830
3,731	OSI Systems, Inc. (a)	378,920
		776,750

	Equity Real Estate Investment Trusts — 4.3%
1,969	American Tower Corp.	435,405
3,368	Crown Castle International Corp.	468,186
770	Equinix, Inc.	444,136
2,760	Mid-America Apartment Communities, Inc.	358,827
		1,706,554

	Food & Staples Retailing — 2.8%
2,291	Casey’s General Stores, Inc.	369,217
1,398	Costco Wholesale Corp.	402,778
7,681	Performance Food Group Co. (a)	353,403
		1,125,398

	Food Products — 3.9%
16,813	Flowers Foods, Inc.	388,885
2,926	Hershey (The) Co.	453,501
25,709	Hostess Brands, Inc. (a)	359,540
1,852	J&J Snack Foods Corp.	355,584
		1,557,510

	Health Care Equipment & Supplies — 8.3%
5,306	Abbott Laboratories	443,953
2,523	Insulet Corp. (a)	416,118
2,716	Masimo Corp. (a)	404,114
3,643	Medtronic PLC	395,703
3,225	STERIS PLC	465,980
1,835	Stryker Corp.	396,910
1,025	Teleflex, Inc.	348,244
3,224	West Pharmaceutical Services, Inc.	457,228
		3,328,250

	Health Care Providers & Services — 0.9%
832	Chemed Corp.	347,418

	Health Care Technology — 0.9%
5,408	Cerner Corp.	368,663

	Hotels, Restaurants & Leisure — 3.2%
471	Chipotle Mexican Grill, Inc. (a)	395,861
5,059	Restaurant Brands International, Inc.	359,897
5,699	Starbucks Corp.	503,906
		1,259,664

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Household Products — 1.3%
4,073	Procter & Gamble (The) Co.	$506,600

	Independent Power and Renewable Electricity Producers — 0.9%
19,942	TerraForm Power, Inc., Class A	363,443

	Insurance — 7.1%
10,860	Arch Capital Group Ltd. (a)	455,903
10,908	Brown & Brown, Inc.	393,342
4,192	Cincinnati Financial Corp.	489,081
2,156	RenaissanceRe Holdings Ltd.	417,078
3,849	RLI Corp.	357,611
4,924	Selective Insurance Group, Inc.	370,235
4,930	W.R. Berkley Corp.	356,094
		2,839,344

	IT Services — 11.6%
2,147	Accenture PLC, Class A	412,975
6,095	Amdocs Ltd.	402,941
6,703	Black Knight, Inc. (a)	409,285
6,900	Booz Allen Hamilton Holding Corp.	490,038
1,881	CACI International, Inc., Class A (a)	435,000
8,512	CSG Systems International, Inc.	439,900
3,661	Fiserv, Inc. (a)	379,243
1,431	FleetCor Technologies, Inc. (a)	410,382
9,156	Genpact Ltd.	354,795
5,337	Paychex, Inc.	441,744
2,376	VeriSign, Inc. (a)	448,185
		4,624,488

	Life Sciences Tools & Services — 1.1%
3,053	IQVIA Holdings, Inc. (a)	456,057

	Metals & Mining — 1.9%
20,240	Barrick Gold Corp.	350,759
4,552	Franco-Nevada Corp.	414,961
		765,720

	Multiline Retail — 0.9%
2,246	Dollar General Corp.	356,979

	Multi-Utilities — 1.9%
12,694	MDU Resources Group, Inc.	357,844
6,566	Public Service Enterprise Group, Inc.	407,617
		765,461

	Oil, Gas & Consumable Fuels — 5.4%
6,472	Hess Corp.	391,427
11,214	MPLX, L.P. (b)	314,104
15,999	Par Pacific Holdings, Inc. (a)	365,737
6,165	Phillips 66 Partners, L.P. (b)	349,062
15,738	Plains GP Holdings, L.P., Class A (b)	334,118

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
7,818	TC Energy Corp.	$404,894
		2,159,342

	Personal Products — 1.1%
2,137	Estee Lauder (The) Cos., Inc., Class A	425,156

	Pharmaceuticals — 2.2%
4,840	Merck & Co., Inc.	407,431
3,754	Zoetis, Inc.	467,711
		875,142

	Professional Services — 2.8%
630	CoStar Group, Inc. (a)	373,716
3,308	FTI Consulting, Inc. (a)	350,615
6,132	IHS Markit Ltd. (a)	410,108
		1,134,439

	Software — 4.3%
7,874	Cadence Design Systems, Inc. (a)	520,314
4,567	j2 Global, Inc.	414,775
2,875	Microsoft Corp.	399,711
2,928	Synopsys, Inc. (a)	401,868
		1,736,668

	Specialty Retail — 3.2%
417	AutoZone, Inc. (a)	452,286
4,678	CarMax, Inc. (a)	411,664
3,018	Lithia Motors, Inc., Class A	399,523
		1,263,473

	Water Utilities — 2.0%
4,365	American States Water Co.	392,239
3,185	American Water Works Co., Inc.	395,673
		787,912

	Total Investments — 100.0%	39,917,605
	(Cost $37,413,721) (c)
	Net Other Assets and Liabilities — (0.0)%	(2,784)
	Net Assets — 100.0%	$39,914,821

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,964,426 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $460,542. The net unrealized appreciation was $2,503,884.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$39,917,605	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust.  Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

The NYSE Arca Biotechnology IndexSM (the “Index”) is a trademark of NYSE Group, Inc. or its affiliates (“NYSE Group, Inc.”) and is licensed for use by First Trust. The Fund is not sponsored or endorsed by NYSE Group, Inc. NYSE Group, Inc. makes no representation or warranty, as to the accuracy and/or completeness of the Index or the results to be obtained by any person from the use of the Index in connection with the trading of the Fund.

NASDAQ® and the Capital Strength IndexSM are trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and the Value Line® 100 Index and the Value Line® Dividend Index (“Value Line Indexes”) are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Airlines — 2.0%
241,654	American Airlines Group, Inc.	$6,517,408
76,373	United Airlines Holdings, Inc. (a)	6,752,137
		13,269,545

	Automobiles — 1.0%
28,397	Tesla, Inc. (a)	6,839,985

	Beverages — 2.1%
116,515	Monster Beverage Corp. (a)	6,764,861
50,821	PepsiCo, Inc.	6,967,559
		13,732,420

	Biotechnology — 8.7%
64,413	Alexion Pharmaceuticals, Inc. (a)	6,308,609
34,652	Amgen, Inc.	6,705,509
28,433	Biogen, Inc. (a)	6,619,771
90,632	BioMarin Pharmaceutical, Inc. (a)	6,108,597
69,140	Celgene Corp. (a)	6,865,602
102,676	Gilead Sciences, Inc.	6,507,605
85,809	Incyte Corp. (a)	6,369,602
23,256	Regeneron Pharmaceuticals, Inc. (a)	6,451,214
38,264	Vertex Pharmaceuticals, Inc. (a)	6,482,687
		58,419,196

	Commercial Services & Supplies — 1.1%
26,866	Cintas Corp.	7,202,775

	Communications Equipment — 1.0%
139,105	Cisco Systems, Inc.	6,873,178

	Electric Utilities — 1.0%
106,513	Xcel Energy, Inc.	6,911,629

	Entertainment — 5.0%
124,303	Activision Blizzard, Inc.	6,578,115
69,321	Electronic Arts, Inc. (a)	6,780,980
25,277	NetEase, Inc., ADR	6,728,232
25,578	Netflix, Inc. (a)	6,845,184
52,536	Take-Two Interactive Software, Inc. (a)	6,584,862
		33,517,373

	Food & Staples Retailing — 2.0%
23,793	Costco Wholesale Corp.	6,855,001
123,410	Walgreens Boots Alliance, Inc.	6,825,807
		13,680,808

	Food Products — 2.0%
242,208	Kraft Heinz (The) Co.	6,766,080
124,902	Mondelez International, Inc., Class A	6,909,579
		13,675,659

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies — 3.0%
36,917	Align Technology, Inc. (a)	$6,679,024
25,023	IDEXX Laboratories, Inc. (a)	6,804,504
12,893	Intuitive Surgical, Inc. (a)	6,961,318
		20,444,846

	Health Care Providers & Services — 1.0%
109,075	Henry Schein, Inc. (a)	6,926,263

	Health Care Technology — 1.0%
101,119	Cerner Corp.	6,893,282

	Hotels, Restaurants & Leisure — 3.0%
53,327	Marriott International, Inc., Class A	6,632,279
75,552	Starbucks Corp.	6,680,308
61,623	Wynn Resorts Ltd.	6,699,652
		20,012,239

	Insurance — 1.0%
34,697	Willis Towers Watson PLC	6,695,480

	Interactive Media & Services — 3.0%
2,784	Alphabet, Inc., Class A (a)	3,399,653
2,783	Alphabet, Inc., Class C (a)	3,392,477
64,251	Baidu, Inc., ADR (a)	6,602,433
36,185	Facebook, Inc., Class A (a)	6,443,825
		19,838,388

	Internet & Direct Marketing Retail — 6.8%
3,816	Amazon.com, Inc. (a)	6,624,233
3,348	Booking Holdings, Inc. (a)	6,570,818
205,413	Ctrip.com International Ltd., ADR (a)	6,016,547
169,334	eBay, Inc.	6,600,639
51,064	Expedia Group, Inc.	6,863,512
220,514	JD.com, Inc., ADR (a)	6,220,700
12,507	MercadoLibre, Inc. (a)	6,894,234
		45,790,683

	IT Services — 6.1%
42,824	Automatic Data Processing, Inc.	6,912,650
110,505	Cognizant Technology Solutions Corp., Class A	6,659,584
65,470	Fiserv, Inc. (a)	6,782,037
82,551	Paychex, Inc.	6,832,746
65,660	PayPal Holdings, Inc. (a)	6,801,720
35,952	VeriSign, Inc. (a)	6,781,626
		40,770,363

	Leisure Products — 1.0%
57,443	Hasbro, Inc.	6,817,910

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services — 1.0%
22,347	Illumina, Inc. (a)	$6,798,404

	Machinery — 1.0%
96,448	PACCAR, Inc.	6,752,325

	Media — 4.9%
16,205	Charter Communications, Inc., Class A (a)	6,678,405
146,947	Comcast Corp., Class A	6,624,371
106,827	Fox Corp., Class A	3,368,789
107,144	Fox Corp., Class B	3,379,322
129,069	Liberty Global PLC, Class A (a) (b)	3,194,458
133,769	Liberty Global PLC, Class C (a)	3,182,364
1,080,034	Sirius XM Holdings, Inc.	6,755,613
		33,183,322

	Multiline Retail — 1.0%
60,777	Dollar Tree, Inc. (a)	6,938,302

	Pharmaceuticals — 1.0%
322,413	Mylan N.V. (a)	6,377,329

	Professional Services — 1.0%
43,269	Verisk Analytics, Inc.	6,842,560

	Road & Rail — 2.0%
99,855	CSX Corp.	6,916,956
59,986	J.B. Hunt Transport Services, Inc.	6,637,451
		13,554,407

	Semiconductors & Semiconductor Equipment — 17.0%
228,815	Advanced Micro Devices, Inc. (a)	6,633,347
59,023	Analog Devices, Inc.	6,594,640
132,581	Applied Materials, Inc.	6,615,792
27,763	ASML Holding N.V.	6,896,884
24,044	Broadcom, Inc.	6,637,827
132,940	Intel Corp.	6,850,398
43,755	KLA Corp.	6,976,735
28,784	Lam Research Corp.	6,652,270
118,718	Maxim Integrated Products, Inc.	6,874,959
74,276	Microchip Technology, Inc.	6,900,983
137,794	Micron Technology, Inc. (a)	5,904,473
39,182	NVIDIA Corp.	6,820,411
64,196	NXP Semiconductors N.V.	7,005,068
88,251	QUALCOMM, Inc.	6,731,786
85,018	Skyworks Solutions, Inc.	6,737,677
53,560	Texas Instruments, Inc.	6,922,094
70,408	Xilinx, Inc.	6,752,127
		114,507,471

	Software — 10.1%
24,747	Adobe, Inc. (a)	6,836,359
44,881	Autodesk, Inc. (a)	6,628,924
102,385	Cadence Design Systems, Inc. (a)	6,765,601

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
63,106	Check Point Software Technologies Ltd. (a)	$6,910,107
70,976	Citrix Systems, Inc.	6,850,603
25,487	Intuit, Inc.	6,778,013
49,156	Microsoft Corp.	6,834,159
286,388	Symantec Corp.	6,767,348
50,032	Synopsys, Inc. (a)	6,866,892
39,512	Workday, Inc., Class A (a)	6,715,459
		67,953,465

	Specialty Retail — 3.2%
17,036	O’Reilly Automotive, Inc. (a)	6,789,016
63,379	Ross Stores, Inc.	6,962,183
29,973	Ulta Beauty, Inc. (a)	7,512,733
		21,263,932

	Technology Hardware, Storage & Peripherals — 3.0%
31,149	Apple, Inc.	6,976,442
125,852	NetApp, Inc.	6,608,488
111,188	Western Digital Corp.	6,631,252
		20,216,182

	Textiles, Apparel & Luxury Goods — 1.0%
35,727	Lululemon Athletica, Inc. (a)	6,878,519

	Trading Companies & Distributors — 1.0%
211,713	Fastenal Co.	6,916,664

	Wireless Telecommunication Services — 1.0%
86,294	T-Mobile US, Inc. (a)	6,797,378

	Total Common Stocks — 100.0%	673,292,282
	(Cost $600,742,808)
	Money Market Funds — 0.0%
269,615	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	269,615
	(Cost $269,615)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.3%
$2,028,474	BNP Paribas S.A., 2.35% (c), dated 09/30/19, due 10/01/19, with a maturity value of $2,028,607. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $2,074,762. (d)	$2,028,474
	(Cost $2,028,474)

	Total Investments — 100.3%	675,590,371
	(Cost $603,040,897) (e)
	Net Other Assets and Liabilities — (0.3)%	(2,340,230)
	Net Assets — 100.0%	$673,250,141

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,257,052 and the total value of the collateral held by the Fund is $2,298,089.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $110,576,063 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,026,589. The net unrealized appreciation was $72,549,474.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$673,292,282	$—	$—
Money Market Funds	269,615	—	—
Repurchase Agreements	—	2,028,474	—
Total Investments	$673,561,897	$2,028,474	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Communications Equipment — 2.7%
1,328,887	Cisco Systems, Inc.	$65,660,307

	Entertainment — 2.6%
244,630	NetEase, Inc., ADR	65,115,613

	Health Care Technology — 2.7%
963,074	Cerner Corp.	65,652,755

	Interactive Media & Services — 7.7%
26,798	Alphabet, Inc., Class A (a)	32,724,110
26,796	Alphabet, Inc., Class C (a)	32,664,324
626,787	Baidu, Inc., ADR (a)	64,408,632
347,038	Facebook, Inc., Class A (a)	61,800,527
		191,597,593

	IT Services — 5.2%
1,066,551	Cognizant Technology Solutions Corp., Class A	64,275,696
345,653	VeriSign, Inc. (a)	65,200,525
		129,476,221

	Semiconductors & Semiconductor Equipment — 44.9%
2,193,440	Advanced Micro Devices, Inc. (a)	63,587,825
571,515	Analog Devices, Inc.	63,855,371
1,293,423	Applied Materials, Inc.	64,541,808
268,167	ASML Holding N.V.	66,618,046
231,875	Broadcom, Inc.	64,013,731
1,299,543	Intel Corp.	66,965,451
423,876	KLA Corp.	67,587,028
280,110	Lam Research Corp.	64,736,222
1,157,381	Maxim Integrated Products, Inc.	67,023,934
728,722	Microchip Technology, Inc.	67,705,561
1,340,781	Micron Technology, Inc. (a)	57,452,466
381,683	NVIDIA Corp.	66,439,560
628,939	NXP Semiconductors N.V.	68,629,824
862,282	QUALCOMM, Inc.	65,774,871
826,492	Skyworks Solutions, Inc.	65,499,491
520,350	Texas Instruments, Inc.	67,250,034
682,681	Xilinx, Inc.	65,469,108
		1,113,150,331

	Software — 26.3%
237,174	Adobe, Inc. (a)	65,519,317
429,848	Autodesk, Inc. (a)	63,488,550
998,528	Cadence Design Systems, Inc. (a)	65,982,730
605,261	Check Point Software Technologies Ltd. (a)	66,276,080
679,724	Citrix Systems, Inc.	65,606,960
244,865	Intuit, Inc.	65,119,398
472,696	Microsoft Corp.	65,718,925
2,760,169	Symantec Corp.	65,222,793
485,652	Synopsys, Inc. (a)	66,655,737

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
376,710	Workday, Inc., Class A (a)	$64,025,632
		653,616,122

	Technology Hardware, Storage & Peripherals — 7.9%
302,727	Apple, Inc.	67,801,766
1,218,352	NetApp, Inc.	63,975,664
1,086,236	Western Digital Corp.	64,783,115
		196,560,545

	Total Investments — 100.0%	2,480,829,487
	(Cost $2,063,845,531) (b)
	Net Other Assets and Liabilities — 0.0%	320,696
	Net Assets — 100.0%	$2,481,150,183

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $475,046,194 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $58,062,238. The net unrealized appreciation was $416,983,956.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,480,829,487	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Airlines — 3.2%
54,368	American Airlines Group, Inc.	$1,466,305
17,176	United Airlines Holdings, Inc. (b)	1,518,530
		2,984,835

	Automobiles — 1.6%
6,385	Tesla, Inc. (b)	1,537,955

	Beverages — 3.3%
26,158	Monster Beverage Corp. (b)	1,518,734
11,403	PepsiCo, Inc.	1,563,351
		3,082,085

	Biotechnology — 14.0%
14,469	Alexion Pharmaceuticals, Inc. (b)	1,417,094
7,776	Amgen, Inc.	1,504,734
6,387	Biogen, Inc. (b)	1,487,021
20,278	BioMarin Pharmaceutical, Inc. (b)	1,366,737
15,517	Celgene Corp. (b)	1,540,838
23,059	Gilead Sciences, Inc.	1,461,480
19,215	Incyte Corp. (b)	1,426,330
5,238	Regeneron Pharmaceuticals, Inc. (b)	1,453,021
8,615	Vertex Pharmaceuticals, Inc. (b)	1,459,553
		13,116,808

	Commercial Services & Supplies — 1.7%
6,015	Cintas Corp.	1,612,622

	Electric Utilities — 1.7%
23,917	Xcel Energy, Inc.	1,551,974

	Entertainment — 6.4%
27,883	Activision Blizzard, Inc.	1,475,568
15,559	Electronic Arts, Inc. (b)	1,521,981
5,719	Netflix, Inc. (b)	1,530,519
11,787	Take-Two Interactive Software, Inc. (b)	1,477,383
		6,005,451

	Food & Staples Retailing — 3.3%
5,345	Costco Wholesale Corp.	1,539,948
27,657	Walgreens Boots Alliance, Inc.	1,529,709
		3,069,657

	Food Products — 3.3%
54,353	Kraft Heinz (The) Co.	1,518,351
28,013	Mondelez International, Inc., Class A	1,549,679
		3,068,030

	Health Care Equipment & Supplies — 4.9%
8,285	Align Technology, Inc. (b)	1,498,922
5,608	IDEXX Laboratories, Inc. (b)	1,524,983
2,891	Intuitive Surgical, Inc. (b)	1,560,938
		4,584,843

Shares	Description	Value
	Common Stocks (a) (Continued)
	Health Care Providers & Services — 1.7%
24,494	Henry Schein, Inc. (b)	$1,555,369

	Hotels, Restaurants & Leisure — 4.8%
11,969	Marriott International, Inc., Class A	1,488,585
16,948	Starbucks Corp.	1,498,542
13,810	Wynn Resorts Ltd.	1,501,423
		4,488,550

	Insurance — 1.6%
7,789	Willis Towers Watson PLC	1,503,043

	Internet & Direct Marketing Retail — 11.0%
856	Amazon.com, Inc. (b)	1,485,939
752	Booking Holdings, Inc. (b)	1,475,883
45,912	Ctrip.com International Ltd., ADR (b)	1,344,763
37,984	eBay, Inc.	1,480,616
11,457	Expedia Group, Inc.	1,539,935
49,357	JD.com, Inc., ADR (b)	1,392,361
2,806	MercadoLibre, Inc. (b)	1,546,751
		10,266,248

	IT Services — 6.6%
9,602	Automatic Data Processing, Inc.	1,549,955
14,686	Fiserv, Inc. (b)	1,521,322
18,526	Paychex, Inc.	1,533,397
14,754	PayPal Holdings, Inc. (b)	1,528,367
		6,133,041
	Leisure Products — 1.6%
12,905	Hasbro, Inc.	1,531,694

	Life Sciences Tools & Services — 1.6%
5,012	Illumina, Inc. (b)	1,524,751

	Machinery — 1.6%
21,620	PACCAR, Inc.	1,513,616

	Media — 8.0%
3,633	Charter Communications, Inc., Class A (b)	1,497,232
32,963	Comcast Corp., Class A	1,485,972
23,928	Fox Corp., Class A	754,570
23,999	Fox Corp., Class B	756,928
28,939	Liberty Global PLC, Class A (b) (c)	716,240
29,968	Liberty Global PLC, Class C (b)	712,939
242,098	Sirius XM Holdings, Inc.	1,514,323
		7,438,204

	Multiline Retail — 1.7%
13,639	Dollar Tree, Inc. (b)	1,557,028

	Pharmaceuticals — 1.5%
72,378	Mylan N.V. (b)	1,431,637

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)

	Professional Services — 1.6%
9,711	Verisk Analytics, Inc.	$1,535,698

	Road & Rail — 3.3%
22,355	CSX Corp.	1,548,531
13,464	J.B. Hunt Transport Services, Inc.	1,489,791
		3,038,322

	Specialty Retail — 5.1%
3,825	O’Reilly Automotive, Inc. (b)	1,524,301
14,225	Ross Stores, Inc.	1,562,616
6,728	Ulta Beauty, Inc. (b)	1,686,373
		4,773,290

	Textiles, Apparel & Luxury Goods — 1.6%
8,003	Lululemon Athletica, Inc. (b)	1,540,818

	Trading Companies & Distributors — 1.7%
47,473	Fastenal Co.	1,550,943

	Wireless Telecommunication Services — 1.6%
19,402	T-Mobile US, Inc. (b)	1,528,296

	Total Common Stocks — 100.0%	93,524,808
	(Cost $79,561,006)

	Money Market Funds — 0.1%
59,987	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (d) (e)	59,987
65,207	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (d)	65,207
	Total Money Market Funds — 0.1%	125,194
	(Cost $125,194)

Principal Value	Description	Value
	Repurchase Agreements — 0.5%
$451,321	BNP Paribas S.A., 2.35% (d), dated 09/30/19, due 10/01/19, with a maturity value of $451,350. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $461,619. (e)	451,321
	(Cost $451,321)

Description	Value
Total Investments — 100.6%	$94,101,323
(Cost $80,137,521) (f)
Net Other Assets and Liabilities — (0.6)%	(601,218)
Net Assets — 100.0%	$93,500,105

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $502,178 and the total value of the collateral held by the Fund is $511,308.
(d)	Rate shown reflects yield as of September 30, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,223,000 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,259,198. The net unrealized appreciation was $13,963,802.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$93,524,808	$—	$—
Money Market Funds	125,194	—	—
Repurchase Agreements	—	451,321	—
Total Investments	$93,650,002	$451,321	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 5.7%
78,725	Hexcel Corp.	$6,465,684

	Automobiles — 9.4%
718,693	NIO, Inc., ADR (a) (b)	1,121,161
39,699	Tesla, Inc. (a) (b)	9,562,298
		10,683,459

	Chemicals — 6.2%
72,546	Albemarle Corp.	5,043,398
142,833	Livent Corp. (b)	955,553
34,586	Sociedad Quimica y Minera de Chile S.A., ADR (a)	961,145
		6,960,096

	Construction & Engineering — 0.4%
27,800	Ameresco, Inc., Class A (b)	446,746

	Electrical Equipment — 12.2%
35,709	Acuity Brands, Inc.	4,813,216
21,102	American Superconductor Corp. (b)	165,440
227,624	Ballard Power Systems, Inc. (a) (b)	1,113,081
68,485	Bloom Energy Corp., Class A (a) (b)	222,576
41,566	EnerSys	2,740,862
246,532	Plug Power, Inc. (a) (b)	648,379
115,072	Sunrun, Inc. (b)	1,922,278
34,396	TPI Composites, Inc. (b)	644,925
27,905	Vicor Corp. (b)	823,756
118,997	Vivint Solar, Inc. (a) (b)	778,240
		13,872,753

	Electronic Equipment, Instruments & Components — 8.5%
165,447	AVX Corp.	2,514,794
38,608	Itron, Inc. (b)	2,855,448
24,058	Littelfuse, Inc.	4,265,724
		9,635,966

	Equity Real Estate Investment Trusts — 1.7%
64,273	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,873,558

	Independent Power and Renewable Electricity Producers — 20.6%
99,411	Atlantica Yield PLC	2,394,811
165,537	Brookfield Renewable Partners, L.P. (c)	6,724,113
71,745	Clearway Energy, Inc., Class C	1,309,346
54,939	NextEra Energy Partners, L.P. (c) (d)	2,902,977
49,877	Ormat Technologies, Inc.	3,705,362
96,123	Pattern Energy Group, Inc., Class A	2,588,593
204,646	TerraForm Power, Inc., Class A	3,729,673
		23,354,875

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 0.5%
38,119	Renewable Energy Group, Inc. (b)	$571,976

	Semiconductors & Semiconductor Equipment — 34.8%
37,483	Advanced Energy Industries, Inc. (b)	2,151,899
58,156	Canadian Solar, Inc. (b)	1,097,985
104,315	Cree, Inc. (b)	5,111,435
9,856	Daqo New Energy Corp., ADR (a) (b)	454,263
119,345	Enphase Energy, Inc. (b)	2,653,039
72,148	First Solar, Inc. (b)	4,185,306
33,563	JinkoSolar Holding Co., Ltd., ADR (b)	535,330
379,805	ON Semiconductor Corp. (b)	7,296,054
28,699	Power Integrations, Inc.	2,595,251
46,937	SolarEdge Technologies, Inc. (b)	3,929,566
139,455	SunPower Corp. (a) (b)	1,529,821
43,586	Universal Display Corp.	7,318,089
47,916	Veeco Instruments, Inc. (b)	559,659
		39,417,697

	Total Common Stocks — 100.0%	113,282,810
	(Cost $94,110,475)

	Money Market Funds — 0.7%
848,321	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (e) (f)	848,321
	(Cost $848,321)

Principal Value	Description	Value
	Repurchase Agreements — 5.6%
$6,382,433	BNP Paribas S.A., 2.35% (e), dated 09/30/19, due 10/01/19, with a maturity value of $6,382,850. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $6,528,075. (f)	6,382,433
	(Cost $6,382,433)

	Total Investments — 106.3%	120,513,564
	(Cost $101,341,229) (g)
	Net Other Assets and Liabilities — (6.3)%	(7,183,569)
	Net Assets — 100.0%	$113,329,995

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $6,862,533 and the total value of the collateral held by the Fund is $7,230,754.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of September 30, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,666,573 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,494,238. The net unrealized appreciation was $19,172,335.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$113,282,810	$—	$—
Money Market Funds	848,321	—	—
Repurchase Agreements	—	6,382,433	—
Total Investments	$114,131,131	$6,382,433	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.7%
	Diversified REITs — 6.1%
8,848	American Assets Trust, Inc.	$413,556
90,174	Colony Capital, Inc.	542,847
27,330	Empire State Realty Trust, Inc., Class A	389,999
14,134	Essential Properties Realty Trust, Inc.	323,810
5,741	Gladstone Commercial Corp.	134,913
15,645	Global Net Lease, Inc.	305,077
45,879	Lexington Realty Trust	470,260
29,215	Liberty Property Trust	1,499,606
2,835	One Liberty Properties, Inc.	78,048
3,708	PS Business Parks, Inc.	674,671
38,922	STORE Capital Corp.	1,456,072
180,231	VEREIT, Inc.	1,762,659
14,830	Washington Real Estate Investment Trust	405,749
31,626	WP Carey, Inc.	2,830,527
		11,287,794

	Health Care REITs — 13.1%
17,694	CareTrust REIT, Inc.	415,897
3,379	Community Healthcare Trust, Inc.	150,534
5,840	Global Medical REIT, Inc.	66,576
90,941	HCP, Inc.	3,240,228
23,933	Healthcare Realty Trust, Inc.	801,756
37,990	Healthcare Trust of America, Inc., Class A	1,116,146
7,361	LTC Properties, Inc.	377,030
82,642	Medical Properties Trust, Inc.	1,616,478
8,030	National Health Investors, Inc.	661,592
15,393	New Senior Investment Group, Inc.	102,825
40,100	Omega Healthcare Investors, Inc.	1,675,779
34,316	Physicians Realty Trust	609,109
35,093	Sabra Health Care REIT, Inc.	805,735
44,023	Senior Housing Properties Trust	407,433
2,344	Universal Health Realty Income Trust	240,963
68,993	Ventas, Inc.	5,038,559
75,041	Welltower, Inc.	6,802,467
		24,129,107

	Hotel & Resort REITs — 4.8%
38,967	Apple Hospitality REIT, Inc.	646,073
15,697	Ashford Hospitality Trust, Inc.	51,957
5,545	Braemar Hotels & Resorts, Inc.	52,068
8,689	Chatham Lodging Trust	157,705
7,272	CorePoint Lodging, Inc.	73,520
37,072	DiamondRock Hospitality Co.	379,988
6,763	Hersha Hospitality Trust	100,633
135,159	Host Hotels & Resorts, Inc.	2,336,899
44,393	Park Hotels & Resorts, Inc.	1,108,493
24,190	Pebblebrook Hotel Trust	672,966
31,874	RLJ Lodging Trust	541,539
9,526	Ryman Hospitality Properties, Inc.	779,322
30,452	Service Properties Trust	785,357

Shares	Description	Value
	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
19,467	Summit Hotel Properties, Inc.	$225,817
41,639	Sunstone Hotel Investors, Inc.	572,120
20,858	Xenia Hotels & Resorts, Inc.	440,521
		8,924,978

	Industrial REITs — 9.9%
35,490	Americold Realty Trust	1,315,614
66,930	Duke Realty Corp.	2,273,612
6,955	EastGroup Properties, Inc.	869,514
23,423	First Industrial Realty Trust, Inc.	926,614
12,053	Industrial Logistics Properties Trust	256,126
2,093	Innovative Industrial Properties, Inc.	193,331
17,677	Monmouth Real Estate Investment Corp.	254,726
1,429	Plymouth Industrial REIT, Inc.	26,179
116,869	Prologis, Inc.	9,959,576
20,323	Rexford Industrial Realty, Inc.	894,619
23,544	STAG Industrial, Inc.	694,077
12,137	Terreno Realty Corp.	620,079
		18,284,067

	Office REITs — 11.2%
21,002	Alexandria Real Estate Equities, Inc.	3,235,148
26,618	Boston Properties, Inc.	3,451,290
32,627	Brandywine Realty Trust	494,299
7,342	City Office REIT, Inc.	105,651
21,649	Columbia Property Trust, Inc.	457,876
20,730	Corporate Office Properties Trust	617,339
27,177	Cousins Properties, Inc.	1,021,583
30,504	Douglas Emmett, Inc.	1,306,486
13,189	Easterly Government Properties, Inc.	280,926
22,576	Equity Commonwealth	773,228
19,857	Franklin Street Properties Corp.	167,990
19,207	Highwoods Properties, Inc.	863,163
28,591	Hudson Pacific Properties, Inc.	956,655
21,856	JBG SMITH Properties	856,974
17,202	Kilroy Realty Corp.	1,339,864
16,769	Mack-Cali Realty Corp.	363,217
8,909	Office Properties Income Trust	272,972
37,282	Paramount Group, Inc.	497,715
23,292	Piedmont Office Realty Trust, Inc., Class A	486,337
15,262	SL Green Realty Corp.	1,247,668
29,327	Vornado Realty Trust	1,867,250
		20,663,631

	Residential REITs — 18.8%
25,443	American Campus Communities, Inc.	1,223,299
47,194	American Homes 4 Rent, Class A	1,221,853
27,569	Apartment Investment & Management Co., Class A	1,437,448
25,861	AvalonBay Communities, Inc.	5,568,649

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Residential REITs (Continued)
3,885	Bluerock Residential Growth REIT, Inc.	$45,727
1,829	BRT Apartments Corp.	26,667
17,930	Camden Property Trust	1,990,409
2,442	Clipper Realty, Inc.	24,884
16,857	Equity LifeStyle Properties, Inc.	2,252,095
64,552	Equity Residential	5,568,256
12,172	Essex Property Trust, Inc.	3,975,984
9,070	Front Yard Residential Corp.	104,849
16,701	Independence Realty Trust, Inc.	238,991
2,152	Investors Real Estate Trust	160,690
88,612	Invitation Homes, Inc.	2,623,801
21,118	Mid-America Apartment Communities, Inc.	2,745,551
3,983	NexPoint Residential Trust, Inc.	186,245
8,232	Preferred Apartment Communities, Inc., Class A	118,952
16,790	Sun Communities, Inc.	2,492,476
54,227	UDR, Inc.	2,628,925
6,663	UMH Properties, Inc.	93,815
		34,729,566

	Retail REITs — 16.0%
15,639	Acadia Realty Trust	446,963
7,771	Agree Realty Corp.	568,449
388	Alexander’s, Inc.	135,183
19,674	American Finance Trust, Inc.	274,649
55,154	Brixmor Property Group, Inc.	1,119,075
32,122	CBL & Associates Properties, Inc.	41,437
15,913	Cedar Realty Trust, Inc.	47,739
12,908	Federal Realty Investment Trust	1,757,295
6,319	Getty Realty Corp.	202,587
78,161	Kimco Realty Corp.	1,632,002
15,551	Kite Realty Group Trust	251,149
20,404	Macerich (The) Co.	644,562
31,783	National Retail Properties, Inc.	1,792,561
11,058	Pennsylvania Real Estate Investment Trust	63,252
58,928	Realty Income Corp.	4,518,599
31,027	Regency Centers Corp.	2,156,066
21,167	Retail Opportunity Investments Corp.	385,874
39,564	Retail Properties of America, Inc., Class A	487,428
2,752	Retail Value, Inc.	101,934
14,881	RPT Realty	201,638
2,172	Saul Centers, Inc.	118,396
6,206	Seritage Growth Properties, Class A	263,693
57,036	Simon Property Group, Inc.	8,877,653
25,743	SITE Centers Corp.	388,977
7,992	Spirit MTA REIT	67,452
16,686	Spirit Realty Capital, Inc.	798,592
17,322	Tanger Factory Outlet Centers, Inc.	268,145
11,335	Taubman Centers, Inc.	462,808

Shares	Description	Value
	Common Stocks (Continued)
	Retail REITs (Continued)
21,315	Urban Edge Properties	$421,824
5,535	Urstadt Biddle Properties, Inc., Class A	131,179
34,551	Washington Prime Group, Inc.	143,041
22,397	Weingarten Realty Investors	652,425
7,451	Whitestone REIT	102,526
		29,525,153

	Specialized REITs — 19.8%
22,054	CoreCivic, Inc.	381,093
6,831	CoreSite Realty Corp.	832,357
35,636	CubeSmart	1,243,696
20,960	CyrusOne, Inc.	1,657,936
38,580	Digital Realty Trust, Inc.	5,008,070
14,361	EPR Properties	1,103,786
15,706	Equinix, Inc.	9,059,221
23,798	Extra Space Storage, Inc.	2,780,082
4,988	Farmland Partners, Inc.	33,320
12,669	Four Corners Property Trust, Inc.	358,279
37,766	Gaming and Leisure Properties, Inc.	1,444,172
22,453	GEO Group (The), Inc.	389,335
3,397	Gladstone Land Corp.	40,407
53,164	Iron Mountain, Inc.	1,721,982
8,638	Life Storage, Inc.	910,532
10,980	National Storage Affiliates Trust	366,403
27,805	Public Storage	6,819,732
10,241	QTS Realty Trust, Inc., Class A	526,490
1,947	Safehold, Inc.	59,384
85,367	VICI Properties, Inc.	1,933,563
		36,669,840
	Total Common Stocks — 99.7%	184,214,136
	(Cost $182,021,493)

	Money Market Funds — 0.0%
102,791	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (a)	102,791
	(Cost $102,791)

	Total Investments — 99.7%	184,316,927
	(Cost $182,124,284) (b)
	Net Other Assets and Liabilities — 0.3%	524,118
	Net Assets — 100.0%	$184,841,045

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

(a)	Rate shown reflects yield as of September 30, 2019.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,390,307 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,197,664. The net unrealized appreciation was $2,192,643.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$184,214,136	$—	$—
Money Market Funds	102,791	—	—
Total Investments	$184,316,927	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Water ETF (FIW)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Beverages — 1.2%
466,316	Primo Water Corp. (a)	$5,726,360

	Building Products — 6.0%
392,299	A.O. Smith Corp.	18,716,585
290,694	Advanced Drainage Systems, Inc.	9,380,696
		28,097,281

	Chemicals — 3.7%
88,458	Ecolab, Inc.	17,518,222

	Commercial Services & Supplies — 3.7%
196,851	Tetra Tech, Inc.	17,078,793

	Construction & Engineering — 7.9%
450,071	AECOM (a)	16,904,667
288,908	Aegion Corp. (a)	6,176,853
101,013	Valmont Industries, Inc.	13,984,239
		37,065,759

	Electronic Equipment, Instruments & Components — 5.1%
176,907	Badger Meter, Inc.	9,499,906
197,082	Itron, Inc. (a)	14,576,185
		24,076,091

	Health Care Equipment & Supplies — 7.6%
128,438	Danaher Corp.	18,550,300
62,987	IDEXX Laboratories, Inc. (a)	17,128,055
		35,678,355

	Industrial Conglomerates — 3.8%
49,759	Roper Technologies, Inc.	17,744,059

	Life Sciences Tools & Services — 4.2%
256,641	Agilent Technologies, Inc.	19,666,400

	Machinery — 34.3%
589,767	Energy Recovery, Inc. (a)	5,464,191
590,225	Evoqua Water Technologies Corp. (a)	10,045,630
374,146	Flowserve Corp.	17,476,360
199,016	Franklin Electric Co., Inc.	9,514,955
190,929	Gorman-Rupp (The) Co.	6,642,420
110,799	IDEX Corp.	18,157,740
103,386	Lindsay Corp.	9,599,390
346,164	Mueller Industries, Inc.	9,927,984
872,359	Mueller Water Products, Inc., Class A	9,805,315
444,558	Pentair PLC	16,804,292
522,816	Rexnord Corp. (a)	14,142,173
149,376	Watts Water Technologies, Inc., Class A	14,001,012

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
238,216	Xylem, Inc.	$18,966,758
		160,548,220

	Water Utilities — 22.4%
172,577	American States Water Co.	15,507,769
143,338	American Water Works Co., Inc.	17,806,880
412,051	Aqua America, Inc.	18,472,246
322,570	AquaVenture Holdings Ltd. (a)	6,267,535
242,511	California Water Service Group	12,836,107
737,066	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,756,344
149,490	Middlesex Water Co.	9,710,871
133,541	SJW Group	9,119,515
152,733	York Water (The) Co.	6,668,323
		105,145,590
	Total Common Stocks — 99.9%	468,345,130
	(Cost $388,953,894)

	Money Market Funds — 0.1%
382,643	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (b)	382,643
	(Cost $382,643)

	Total Investments — 100.0%	468,727,773
	(Cost $389,336,537) (c)
	Net Other Assets and Liabilities — (0.0)%	(120,028)
	Net Assets — 100.0%	$468,607,745

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $86,687,650 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,296,414. The net unrealized appreciation was $79,391,236.

ADR	-	American Depositary Receipt

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$468,345,130	$—	$—
Money Market Funds	382,643	—	—
Total Investments	$468,727,773	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Oil, Gas & Consumable Fuels — 99.9%
957,250	Antero Resources Corp. (a)	$2,890,895
190,152	Cabot Oil & Gas Corp.	3,340,971
76,096	Cimarex Energy Co.	3,648,042
51,125	CNX Midstream Partners, L.P. (b)	720,862
408,457	CNX Resources Corp. (a)	2,965,398
46,202	Comstock Resources, Inc. (a) (c)	359,914
44,503	Concho Resources, Inc.	3,021,754
111,486	Continental Resources, Inc. (a)	3,432,654
54,445	DCP Midstream, L.P. (b)	1,427,003
148,040	Devon Energy Corp.	3,561,842
105,260	Enable Midstream Partners, L.P. (b)	1,266,278
733,199	Encana Corp.	3,372,715
498,530	Enerplus Corp. (c)	3,709,063
55,764	EQM Midstream Partners, L.P. (b)	1,823,483
320,099	EQT Corp.	3,405,853
504,977	Gulfport Energy Corp. (a)	1,368,488
25,397	Hess Midstream Partners, L.P. (b)	489,146
208,013	Matador Resources Co. (a)	3,438,455
77,760	MPLX, L.P. (b)	2,178,058
178,574	Murphy Oil Corp.	3,948,271
144,172	Noble Energy, Inc.	3,238,103
102,210	PDC Energy, Inc. (a)	2,836,328
838,110	QEP Resources, Inc.	3,101,007
884,089	Range Resources Corp.	3,377,220
343,397	SM Energy Co.	3,327,517
50,029	Summit Midstream Partners, L.P. (b)	243,141
24,638	TC PipeLines, L.P. (b)	1,002,027
190,082	Unit Corp. (a)	642,477
228,610	Vermilion Energy, Inc. (c)	3,820,073
329,273	W&T Offshore, Inc. (a)	1,438,923
83,730	Western Midstream Partners, L.P. (b)	2,084,040
	Total Common Stocks — 99.9%	75,480,001
	(Cost $129,091,792)

	Money Market Funds — 1.5%
496,113	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (d) (e)	496,113
623,230	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (d)	623,230
	Total Money Market Funds — 1.5%	1,119,343
	(Cost $1,119,343)

Principal Value	Description	Value
	Repurchase Agreements — 4.9%
$3,732,557	BNP Paribas S.A., 2.35% (d), dated 09/30/19, due 10/01/19, with a maturity value of $3,732,801. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $3,817,731. (e)	$3,732,557
	(Cost $3,732,557)

	Total Investments — 106.3%	80,331,901
	(Cost $133,943,692) (f)
	Net Other Assets and Liabilities — (6.3)%	(4,797,686)
	Net Assets — 100.0%	$75,534,215

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $4,033,330 and the total value of the collateral held by the Fund is $4,228,670.
(d)	Rate shown reflects yield as of September 30, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $533,418 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $54,145,209. The net unrealized depreciation was $53,611,791.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$75,480,001	$—	$—
Money Market Funds	1,119,343	—	—
Repurchase Agreements	—	3,732,557	—
Total Investments	$76,599,344	$3,732,557	$—

* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Air Freight & Logistics — 0.8%
34,843	ZTO Express Cayman, Inc., ADR	$743,201

	Automobiles — 3.0%
206,089	NIO, Inc., ADR (a) (b)	321,499
292,338	Tata Motors Ltd., ADR (a) (b)	2,452,716
		2,774,215

	Banks — 13.4%
103,290	HDFC Bank Ltd., ADR	5,892,695
533,334	ICICI Bank Ltd., ADR	6,496,008
		12,388,703

	Biotechnology — 1.6%
5,330	BeiGene Ltd., ADR (b)	652,712
6,999	China Biologic Products Holdings, Inc. (b)	801,175
		1,453,887

	Capital Markets — 0.5%
16,433	Noah Holdings Ltd., ADR (b)	479,844

	Consumer Finance — 1.3%
55,626	LexinFintech Holdings Ltd., ADR (b)	557,929
91,762	Qudian, Inc., ADR (b)	632,240
		1,190,169

	Diversified Consumer Services — 2.8%
7,339	New Oriental Education & Technology Group, Inc., ADR (b)	812,867
53,141	TAL Education Group, ADR (b)	1,819,548
		2,632,415

	Diversified Telecommunication Services — 1.3%
12,947	China Telecom Corp., Ltd., ADR (a)	589,995
59,864	China Unicom (Hong Kong) Ltd., ADR	627,973
		1,217,968

	Entertainment — 6.5%
46,561	Bilibili, Inc., ADR (b)	657,441
81,316	Eros International PLC (a) (b)	155,314
29,414	HUYA, Inc., ADR (b)	695,347
34,480	iQIYI, Inc., ADR (b)	556,162
14,710	NetEase, Inc., ADR	3,915,508
		5,979,772

	Hotels, Restaurants & Leisure — 3.6%
20,542	Huazhu Group Ltd., ADR	678,297
32,569	Melco Resorts & Entertainment Ltd., ADR	632,164
45,703	Yum China Holdings, Inc.	2,076,287
		3,386,748

Shares	Description	Value
	Common Stocks (Continued)
	Insurance — 0.7%
54,094	China Life Insurance Co., Ltd., ADR (a)	$623,163

	Interactive Media & Services — 10.4%
11,022	58.com, Inc., ADR (b)	543,495
7,318	Autohome, Inc., ADR (b)	608,345
58,182	Baidu, Inc., ADR (b)	5,978,782
22,799	Momo, Inc., ADR	706,313
15,613	SINA Corp. (b)	611,874
15,139	Weibo Corp., ADR (b)	677,470
9,183	YY, Inc., ADR (b)	516,360
		9,642,639

	Internet & Direct Marketing Retail — 29.4%
42,878	Alibaba Group Holding Ltd., ADR (b)	7,170,488
16,023	Baozun, Inc., ADR (a) (b)	684,182
105,820	Ctrip.com International Ltd., ADR (b)	3,099,468
248,448	JD.com, Inc., ADR (b)	7,008,718
77,812	MakeMyTrip Ltd. (b)	1,765,554
188,319	Pinduoduo, Inc., ADR (b)	6,067,638
273,292	Uxin Ltd., ADR (a) (b)	669,566
83,365	Vipshop Holdings Ltd., ADR (b)	743,616
		27,209,230

	IT Services — 13.7%
19,347	GDS Holdings Ltd., ADR (b)	775,428
611,272	Infosys Ltd., ADR	6,950,163
827,410	Wipro Ltd., ADR	3,020,046
33,043	WNS (Holdings) Ltd., ADR (b)	1,941,276
		12,686,913
	Marine — 0.8%
67,516	Seaspan Corp. (a)	717,695

	Metals & Mining — 1.8%
197,898	Vedanta Ltd., ADR	1,717,755

	Oil, Gas & Consumable Fuels — 1.9%
9,508	China Petroleum & Chemical Corp., ADR	558,119
3,871	CNOOC Ltd., ADR	589,360
11,384	PetroChina Co., Ltd., ADR	578,421
		1,725,900

	Pharmaceuticals — 3.9%
95,963	Dr. Reddy’s Laboratories Ltd., ADR	3,636,038

	Professional Services — 0.7%
8,935	51job, Inc., ADR (b)	661,190

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Wireless Telecommunication Services — 1.9%
41,729	China Mobile Ltd., ADR	$1,727,581

	Total Common Stocks — 100.0%	92,595,026
	(Cost $112,485,427)

	Money Market Funds — 0.5%
514,677	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	514,677
	(Cost $514,677)

Principal Value	Description	Value
	Repurchase Agreements — 4.2%
$3,872,229	BNP Paribas S.A., 2.35% (c), dated 09/30/19, due 10/01/19, with a maturity value of $3,872,482. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $3,960,590. (d)	3,872,229
	(Cost $3,872,229)

	Total Investments — 104.7%	96,981,932
	(Cost $116,872,333) (e)
	Net Other Assets and Liabilities — (4.7)%	(4,387,873)
	Net Assets — 100.0%	$92,594,059

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $4,182,942 and the total value of the collateral held by the Fund is $4,386,906.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,152,606 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,043,007. The net unrealized depreciation was $19,890,401.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$92,595,026	$—	$—
Money Market Funds	514,677	—	—
Repurchase Agreements	—	3,872,229	—
Total Investments	$93,109,703	$3,872,229	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Banks — 87.9%
14,848	1st Source Corp.	$678,999
12,302	Allegiance Bancshares, Inc. (a)	394,771
18,474	Amalgamated Bank, Class A	295,954
16,854	Amerant Bancorp, Inc. (a) (b)	353,428
6,479	American National Bankshares, Inc.	229,810
40,422	Ameris Bancorp	1,626,581
13,303	Atlantic Capital Bancshares, Inc. (a)	230,674
47,736	Atlantic Union Bankshares Corp.	1,777,927
18,980	BancFirst Corp.	1,051,872
33,012	Bancorp (The), Inc. (a)	326,819
7,933	Bank of Marin Bancorp	329,140
74,978	Bank OZK	2,044,650
8,939	BankFinancial Corp.	106,374
20,080	Banner Corp.	1,127,894
41,396	BOK Financial Corp.	3,276,493
48,785	Boston Private Financial Holdings, Inc.	568,589
11,538	Bridge Bancorp, Inc.	341,063
46,420	Brookline Bancorp, Inc.	683,767
11,707	Bryn Mawr Bank Corp.	427,423
8,960	Camden National Corp.	388,147
10,134	Capstar Financial Holdings, Inc.	168,022
12,950	Carolina Financial Corp.	460,243
46,411	Cathay General Bancorp	1,612,086
15,127	CBTX, Inc.	421,741
75,023	CenterState Bank Corp.	1,799,427
2,122	Century Bancorp, Inc., Class A	185,887
2,816	Chemung Financial Corp.	118,272
9,535	City Holding Co.	727,044
9,100	Civista Bancshares, Inc.	197,743
42,411	Columbia Banking System, Inc.	1,564,966
63,813	Commerce Bancshares, Inc.	3,870,258
10,337	Community Trust Bancorp, Inc.	440,149
20,556	ConnectOne Bancorp, Inc.	456,343
81,487	CVB Financial Corp.	1,700,634
20,085	Eagle Bancorp, Inc.	896,193
84,629	East West Bancorp, Inc.	3,748,218
15,631	Enterprise Financial Services Corp.	636,963
9,050	Equity Bancshares, Inc., Class A (a)	242,631
9,301	Financial Institutions, Inc.	280,704
17,280	First Bancorp	620,352
9,966	First Bancshares (The), Inc.	321,902
32,205	First Busey Corp.	814,142
5,876	First Citizens BancShares, Inc., Class A	2,770,828
9,092	First Community Bankshares, Inc.	294,308
57,314	First Financial Bancorp.	1,402,760
78,967	First Financial Bankshares, Inc.	2,631,970
7,973	First Financial Corp.	346,586
25,955	First Foundation, Inc.	396,463
77,501	First Hawaiian, Inc.	2,069,277
5,791	First Internet Bancorp	123,985
24,946	First Interstate BancSystem, Inc., Class A	1,003,827

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
28,896	First Merchants Corp.	$1,087,501
9,708	First Mid Bancshares, Inc.	336,091
64,236	First Midwest Bancorp, Inc.	1,251,317
14,345	First of Long Island (The) Corp.	326,349
16,390	Flushing Financial Corp.	331,160
96,679	Fulton Financial Corp.	1,564,266
15,502	German American Bancorp, Inc.	496,839
50,376	Glacier Bancorp., Inc.	2,038,213
8,264	Great Southern Bancorp, Inc.	470,635
6,722	Guaranty Bancshares, Inc.	205,626
49,874	Hancock Whitney Corp.	1,909,925
17,983	Hanmi Financial Corp.	337,721
33,991	HarborOne Bancorp, Inc. (a)	342,119
21,334	Heartland Financial USA, Inc.	954,483
25,292	Heritage Commerce Corp.	297,307
21,445	Heritage Financial Corp.	578,157
97,376	Home BancShares, Inc.	1,830,182
10,604	HomeTrust Bancshares, Inc.	276,446
73,662	Hope Bancorp, Inc.	1,056,313
26,201	Horizon Bancorp, Inc.	454,849
30,617	IBERIABANK Corp.	2,312,808
19,982	Independent Bank Corp.	1,491,656
13,083	Independent Bank Corp./MI	278,864
24,974	Independent Bank Group, Inc.	1,313,882
38,177	International Bancshares Corp.	1,474,396
160,908	Investors Bancorp, Inc.	1,827,915
29,358	Lakeland Bancorp, Inc.	452,994
14,899	Lakeland Financial Corp.	655,258
28,396	LegacyTexas Financial Group, Inc.	1,236,078
20,695	Live Oak Bancshares, Inc.	374,580
9,550	Mercantile Bank Corp.	313,240
14,265	Midland States Bancorp, Inc.	371,603
9,429	MidWestOne Financial Group, Inc.	287,773
3,783	National Bankshares, Inc.	151,509
25,455	NBT Bancorp, Inc.	931,398
5,434	Nicolet Bankshares, Inc. (a)	361,741
9,884	Old Line Bancshares, Inc.	286,735
100,145	Old National Bancorp	1,722,995
17,384	Old Second Bancorp, Inc.	212,433
21,078	Opus Bank	458,868
13,649	Origin Bancorp, Inc.	460,517
6,525	Orrstown Financial Services, Inc.	142,898
35,098	Pacific Premier Bancorp, Inc.	1,094,707
68,731	PacWest Bancorp	2,497,685
11,313	Peapack Gladstone Financial Corp.	317,103
12,036	Peoples Bancorp, Inc.	382,865
10,948	People’s Utah Bancorp	309,719
44,743	Pinnacle Financial Partners, Inc.	2,539,165
56,196	Popular, Inc.	3,039,080
8,876	Preferred Bank	464,925
9,176	QCR Holdings, Inc.	348,505
11,693	RBB Bancorp	230,235
33,885	Renasant Corp.	1,186,314
10,896	Republic Bancorp, Inc., Class A	473,431

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
34,214	Republic First Bancorp, Inc. (a)	$143,699
20,024	S&T Bancorp, Inc.	731,477
20,710	Sandy Spring Bancorp, Inc.	698,134
29,922	Seacoast Banking Corp. of Florida (a)	757,326
31,129	ServisFirst Bancshares, Inc.	1,031,926
8,919	Sierra Bancorp	236,889
56,174	Simmons First National Corp., Class A	1,398,733
8,113	SmartFinancial, Inc. (a)	168,994
19,856	South State Corp.	1,495,157
4,395	Southern First Bancshares, Inc. (a)	175,141
14,039	Southern National Bancorp of Virginia, Inc.	216,060
19,628	Southside Bancshares, Inc.	669,511
13,212	Stock Yards Bancorp, Inc.	484,748
7,274	Summit Financial Group, Inc.	186,214
89,748	TCF Financial Corp.	3,416,706
29,249	Texas Capital Bancshares, Inc. (a)	1,598,458
42,231	TowneBank	1,174,233
17,740	TriCo Bancshares	643,962
17,051	TriState Capital Holdings, Inc. (a)	358,753
15,237	Triumph Bancorp, Inc. (a)	485,908
37,446	Trustmark Corp.	1,277,283
28,531	UMB Financial Corp.	1,842,532
128,036	Umpqua Holdings Corp.	2,107,473
59,234	United Bankshares, Inc.	2,243,192
45,981	United Community Banks, Inc.	1,303,561
17,040	Univest Financial Corp.	434,690
192,923	Valley National Bancorp	2,097,073
31,108	Veritex Holdings, Inc.	754,836
10,081	Washington Trust Bancorp, Inc.	487,013
31,804	WesBanco, Inc.	1,188,515
9,524	West Bancorporation, Inc.	207,052
15,689	Westamerica Bancorporation	975,542
32,963	Wintrust Financial Corp.	2,130,399
		127,854,863

	IT Services — 0.3%
8,425	Cass Information Systems, Inc.	454,866

	Thrifts & Mortgage Finance — 11.7%
16,759	Bridgewater Bancshares, Inc. (a)	200,102
82,238	Capitol Federal Financial, Inc.	1,133,240
67,607	Columbia Financial, Inc. (a)	1,067,515
20,909	Dime Community Bancshares, Inc.	447,662
11,471	First Defiance Financial Corp.	332,258
1,241	Hingham Institution for Savings	234,549
14,186	HomeStreet, Inc. (a)	387,562
51,032	Kearny Financial Corp.	665,457
32,647	Luther Burbank Corp.	369,891
31,005	Meridian Bancorp, Inc.	581,344
22,026	Meta Financial Group, Inc.	718,268

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
28,640	Northfield Bancorp, Inc.	$459,958
62,008	Northwest Bancshares, Inc.	1,016,311
29,725	OceanFirst Financial Corp.	701,510
26,222	Oritani Financial Corp.	463,998
10,352	PCSB Financial Corp.	206,937
5,422	Southern Missouri Bancorp, Inc.	197,523
29,373	Sterling Bancorp, Inc.	286,680
162,796	TFS Financial Corp.	2,933,584
56,349	TrustCo Bank Corp. NY	459,244
27,960	United Community Financial Corp.	301,409
29,743	United Financial Bancorp, Inc.	405,397
46,168	Washington Federal, Inc.	1,707,754
15,986	Waterstone Financial, Inc.	274,639
15,498	Western New England Bancorp, Inc.	147,696
30,810	WSFS Financial Corp.	1,358,721
		17,059,209
	Total Common Stocks — 99.9%	145,368,938
	(Cost $165,907,820)
	Money Market Funds — 0.0%
7,729	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	7,729
	(Cost $7,729)

Principal Value	Description	Value
	Repurchase Agreements — 0.0%
58,146	BNP Paribas S.A., 2.35% (c), dated 09/30/19, due 10/01/19, with a maturity value of $58,150. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $59,473. (d)	58,146
	(Cost $58,146)

	Total Investments — 99.9%	145,434,813
	(Cost $165,973,695) (e)
	Net Other Assets and Liabilities — 0.1%	82,327
	Net Assets — 100.0%	$145,517,140

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $65,007 and the total value of the collateral held by the Fund is $65,875.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,045,527 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,584,409. The net unrealized depreciation was $20,538,882.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$145,368,938	$—	$—
Money Market Funds	7,729	—	—
Repurchase Agreements	—	58,146	—
Total Investments	$145,376,667	$58,146	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, Clean Edge®, OMX®, NASDAQ OMX®, Nasdaq-100 Equal Weighted IndexSM , Nasdaq-100 Ex-Tech Sector IndexSM, ISE Chindia Index TM, ISE Clean Edge Water Index, ISE-Revere Natural Gas TM Index, NASDAQ OMX® ABA Community Bank Index and Nasdaq-100 Technology Sector IndexSM are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively, and American Bankers Association, respectively, and Clean Edge, Inc., respectively, (together with its affiliates hereinafter referred to as the “Corporations”, and are licensed for use by First Trust. The funds have not been passed on by the Corporations as to their legality or suitability. The funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

The S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the index.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.7%
	Aerospace & Defense — 2.0%
126	Aerojet Rocketdyne Holdings, Inc. (a)	$6,364
493	Arconic, Inc.	12,818
188	Astronics Corp. (a)	5,523
59	Axon Enterprise, Inc. (a)	3,350
81	BWX Technologies, Inc.	4,634
67	Curtiss-Wright Corp.	8,668
78	General Dynamics Corp.	14,253
159	HEICO Corp.	19,856
52	Hexcel Corp.	4,271
57	Huntington Ingalls Industries, Inc.	12,072
247	Kratos Defense & Security Solutions, Inc. (a)	4,593
299	L3Harris Technologies, Inc.	62,383
107	Mercury Systems, Inc. (a)	8,685
40	Moog, Inc., Class A	3,245
61	National Presto Industries, Inc.	5,435
157	Spirit AeroSystems Holdings, Inc., Class A	12,912
62	Teledyne Technologies, Inc. (a)	19,963
1,067	Textron, Inc.	52,240
146	TransDigm Group, Inc.	76,018
170	Wesco Aircraft Holdings, Inc. (a)	1,872
		339,155

	Air Freight & Logistics — 0.2%
77	Air Transport Services Group, Inc. (a)	1,619
211	Atlas Air Worldwide Holdings, Inc. (a)	5,323
32	Forward Air Corp.	2,039
180	Hub Group, Inc., Class A (a)	8,370
294	XPO Logistics, Inc. (a)	21,042
		38,393

	Airlines — 1.5%
266	Alaska Air Group, Inc.	17,266
39	Allegiant Travel Co.	5,837
997	Delta Air Lines, Inc.	57,427
344	Hawaiian Holdings, Inc.	9,033
918	JetBlue Airways Corp. (a)	15,377
155	SkyWest, Inc.	8,897
1,115	Southwest Airlines Co.	60,221
445	Spirit Airlines, Inc. (a)	16,154
647	United Airlines Holdings, Inc. (a)	57,201
		247,413

	Auto Components — 0.9%
444	American Axle & Manufacturing Holdings, Inc. (a)	3,650
506	BorgWarner, Inc.	18,560
239	Cooper Tire & Rubber Co.	6,243
206	Cooper-Standard Holdings, Inc. (a)	8,421
473	Dana, Inc.	6,830
114	Fox Factory Holding Corp. (a)	7,095

Shares	Description	Value
	Common Stocks (Continued)
	Auto Components (Continued)
369	Garrett Motion, Inc. (a)	$3,675
690	Gentex Corp.	18,999
1,387	Goodyear Tire & Rubber (The) Co.	19,980
63	LCI Industries	5,787
152	Lear Corp.	17,921
659	Modine Manufacturing Co. (a)	7,493
42	Standard Motor Products, Inc.	2,039
120	Stoneridge, Inc. (a)	3,716
681	Tenneco, Inc., Class A	8,526
64	Visteon Corp. (a)	5,283
		144,218

	Automobiles — 0.6%
1,836	General Motors Co.	68,813
474	Harley-Davidson, Inc.	17,050
218	Thor Industries, Inc.	12,348
195	Winnebago Industries, Inc.	7,478
		105,689

	Banks — 6.0%
81	1st Source Corp.	3,704
57	Allegiance Bancshares, Inc. (a)	1,829
96	Ameris Bancorp	3,863
803	Associated Banc-Corp.	16,261
53	Atlantic Union Bankshares Corp.	1,974
135	Banc of California, Inc.	1,909
34	BancFirst Corp.	1,884
130	BancorpSouth Bank	3,849
976	Bank of America Corp.	28,470
564	Bank OZK	15,380
377	BankUnited, Inc.	12,675
576	BB&T Corp.	30,741
60	Berkshire Hills Bancorp, Inc.	1,757
169	BOK Financial Corp.	13,376
313	Boston Private Financial Holdings, Inc.	3,648
123	Brookline Bancorp, Inc.	1,812
99	Byline Bancorp, Inc. (a)	1,770
91	Cadence BanCorp	1,596
82	Camden National Corp.	3,552
54	Carolina Financial Corp.	1,919
158	Cathay General Bancorp	5,488
323	CIT Group, Inc.	14,635
606	Citigroup, Inc.	41,862
1,201	Citizens Financial Group, Inc.	42,479
52	Columbia Banking System, Inc.	1,919
390	Comerica, Inc.	25,736
89	Community Trust Bancorp, Inc.	3,790
167	ConnectOne Bancorp, Inc.	3,707
91	Cullen/Frost Bankers, Inc.	8,058
359	Customers Bancorp, Inc. (a)	7,446
35	Eagle Bancorp, Inc.	1,562
363	East West Bancorp, Inc.	16,077
1,443	F.N.B. Corp.	16,638
52	FB Financial Corp.	1,953

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
1,522	Fifth Third Bancorp	$41,672
342	First BanCorp	3,413
52	First Bancorp	1,867
71	First Busey Corp.	1,795
28	First Citizens BancShares, Inc., Class A	13,203
138	First Financial Bankshares, Inc.	4,600
328	First Hawaiian, Inc.	8,758
1,137	First Horizon National Corp.	18,419
184	First Midwest Bancorp, Inc.	3,584
231	Fulton Financial Corp.	3,738
105	Glacier Bancorp., Inc.	4,248
63	Great Southern Bancorp, Inc.	3,588
158	Great Western Bancorp, Inc.	5,214
424	Hancock Whitney Corp.	16,237
169	Hanmi Financial Corp.	3,174
84	Heartland Financial USA, Inc.	3,758
89	Hilltop Holdings, Inc.	2,126
294	Home BancShares, Inc.	5,526
411	Hope Bancorp, Inc.	5,894
2,048	Huntington Bancshares, Inc.	29,225
224	IBERIABANK Corp.	16,921
34	Independent Bank Group, Inc.	1,789
150	International Bancshares Corp.	5,793
761	Investors Bancorp, Inc.	8,645
253	JPMorgan Chase & Co.	29,776
1,594	KeyCorp	28,437
234	Lakeland Bancorp, Inc.	3,611
40	Lakeland Financial Corp.	1,759
110	Live Oak Bancshares, Inc.	1,991
83	M&T Bank Corp.	13,112
212	Midland States Bancorp, Inc.	5,523
104	National Bank Holdings Corp., Class A	3,556
238	OFG Bancorp	5,212
227	Old National Bancorp	3,906
122	Pacific Premier Bancorp, Inc.	3,805
437	PacWest Bancorp	15,881
506	People’s United Financial, Inc.	7,911
222	Pinnacle Financial Partners, Inc.	12,598
206	PNC Financial Services Group (The), Inc.	28,873
313	Popular, Inc.	16,927
80	Preferred Bank	4,190
129	Prosperity Bancshares, Inc.	9,111
2,841	Regions Financial Corp.	44,945
105	Renasant Corp.	3,676
162	Sandy Spring Bancorp, Inc.	5,461
70	Signature Bank	8,345
243	Simmons First National Corp., Class A	6,051
51	South State Corp.	3,840
798	Sterling Bancorp	16,008
243	Synovus Financial Corp.	8,690

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
138	TCF Financial Corp.	$5,254
61	Texas Capital Bancshares, Inc. (a)	3,334
138	TowneBank	3,837
50	TriCo Bancshares	1,815
130	Triumph Bancorp, Inc. (a)	4,146
57	Trustmark Corp.	1,944
29	UMB Financial Corp.	1,873
768	Umpqua Holdings Corp.	12,641
229	United Bankshares, Inc.	8,672
66	United Community Banks, Inc.	1,871
72	Univest Financial Corp.	1,837
1,181	Valley National Bancorp	12,837
36	Washington Trust Bancorp, Inc.	1,739
897	Wells Fargo & Co.	45,245
98	WesBanco, Inc.	3,662
285	Western Alliance Bancorp	13,133
174	Wintrust Financial Corp.	11,246
369	Zions Bancorp N.A.	16,428
		1,001,215

	Beverages — 0.6%
25	Boston Beer (The) Co., Inc., Class A (a)	9,102
1,011	Molson Coors Brewing Co., Class B	58,132
443	Monster Beverage Corp. (a)	25,721
		92,955

	Biotechnology — 1.3%
212	ACADIA Pharmaceuticals, Inc. (a)	7,630
476	Adverum Biotechnologies, Inc. (a)	2,594
161	Arena Pharmaceuticals, Inc. (a)	7,369
857	ArQule, Inc. (a)	6,145
356	Arrowhead Pharmaceuticals, Inc. (a)	10,032
191	Athenex, Inc. (a)	2,324
100	Blueprint Medicines Corp. (a)	7,347
210	CareDx, Inc. (a)	4,748
427	Coherus Biosciences, Inc. (a)	8,651
839	Cytokinetics, Inc. (a)	9,548
479	Dicerna Pharmaceuticals, Inc. (a)	6,878
34	Eagle Pharmaceuticals, Inc. (a)	1,923
301	Epizyme, Inc. (a)	3,105
180	Exact Sciences Corp. (a)	16,267
372	Fate Therapeutics, Inc. (a)	5,777
419	Gilead Sciences, Inc.	26,556
167	Incyte Corp. (a)	12,396
241	Invitae Corp. (a)	4,644
66	Ionis Pharmaceuticals, Inc. (a)	3,954
52	Medicines (The) Co. (a)	2,600
37	Mirati Therapeutics, Inc. (a)	2,883
205	Natera, Inc. (a)	6,724
50	Neurocrine Biosciences, Inc. (a)	4,506
42	PTC Therapeutics, Inc. (a)	1,420
232	Radius Health, Inc. (a)	5,974
110	Repligen Corp. (a)	8,436
112	Sarepta Therapeutics, Inc. (a)	8,436

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Biotechnology (Continued)
493	Stemline Therapeutics, Inc. (a)	$5,132
48	uniQure N.V. (a)	1,889
265	Veracyte, Inc. (a)	6,360
100	Vericel Corp. (a)	1,514
138	Xencor, Inc. (a)	4,655
647	ZIOPHARM Oncology, Inc. (a)	2,769
		211,186

	Building Products — 1.2%
180	A.O. Smith Corp.	8,588
113	AAON, Inc.	5,191
230	Advanced Drainage Systems, Inc.	7,422
192	Allegion PLC	19,901
67	American Woodmark Corp. (a)	5,957
43	Apogee Enterprises, Inc.	1,677
175	Armstrong World Industries, Inc.	16,922
448	Builders FirstSource, Inc. (a)	9,218
71	Continental Building Products, Inc. (a)	1,938
971	Cornerstone Building Brands, Inc. (a)	5,875
111	CSW Industrials, Inc.	7,662
149	Fortune Brands Home & Security, Inc.	8,150
178	JELD-WEN Holding, Inc. (a)	3,434
685	Johnson Controls International PLC	30,065
31	Lennox International, Inc.	7,532
108	Masco Corp.	4,501
365	Owens Corning	23,068
153	Patrick Industries, Inc. (a)	6,561
226	PGT Innovations, Inc. (a)	3,903
85	Simpson Manufacturing Co., Inc.	5,896
178	Trex Co., Inc. (a)	16,185
198	Universal Forest Products, Inc.	7,896
		207,542

	Capital Markets — 3.3%
962	Bank of New York Mellon (The) Corp.	43,492
1,082	BGC Partners, Inc., Class A	5,951
73	Cohen & Steers, Inc.	4,010
295	Eaton Vance Corp.	13,254
96	Evercore, Inc., Class A	7,690
59	FactSet Research Systems, Inc.	14,335
58	Federated Investors, Inc., Class B	1,880
1,626	Franklin Resources, Inc.	46,926
207	Goldman Sachs Group (The), Inc.	42,897
66	Hamilton Lane, Inc., Class A	3,759
42	Houlihan Lokey, Inc.	1,894
95	INTL. FCStone, Inc. (a)	3,901
830	Invesco Ltd.	14,060
370	Lazard Ltd., Class A	12,950
260	LPL Financial Holdings, Inc.	21,294
53	MarketAxess Holdings, Inc.	17,358
969	Morgan Stanley	41,347
88	Morningstar, Inc.	12,860

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
296	MSCI, Inc.	$64,454
1,772	Oaktree Specialty Lending Corp.	9,179
51	Piper Jaffray Cos.	3,849
167	Raymond James Financial, Inc.	13,771
151	SEI Investments Co.	8,948
757	State Street Corp.	44,807
216	Stifel Financial Corp.	12,394
516	T. Rowe Price Group, Inc.	58,953
248	TCG BDC, Inc.	3,571
220	Victory Capital Holdings, Inc., Class A	3,384
70	Virtus Investment Partners, Inc.	7,740
566	Waddell & Reed Financial, Inc., Class A	9,724
		550,632

	Chemicals — 3.1%
386	AdvanSix, Inc. (a)	9,928
301	Albemarle Corp.	20,926
53	Ashland Global Holdings, Inc.	4,084
428	Axalta Coating Systems Ltd. (a)	12,904
19	Balchem Corp.	1,885
158	Cabot Corp.	7,161
131	Celanese Corp.	16,020
182	CF Industries Holdings, Inc.	8,954
18	Chase Corp.	1,969
708	Chemours (The) Co.	10,578
754	DuPont de Nemours, Inc.	53,768
727	Eastman Chemical Co.	53,674
215	Ecolab, Inc.	42,579
119	Ferro Corp. (a)	1,411
205	FMC Corp.	17,974
122	H.B. Fuller Co.	5,680
1,038	Huntsman Corp.	24,144
121	Ingevity Corp. (a)	10,266
21	Innospec, Inc.	1,872
243	Kraton Corp. (a)	7,846
493	Kronos Worldwide, Inc.	6,098
821	LyondellBasell Industries N.V., Class A	73,455
176	Minerals Technologies, Inc.	9,344
2,261	Mosaic (The) Co.	46,350
969	Olin Corp.	18,140
60	PolyOne Corp.	1,959
9	Quaker Chemical Corp.	1,423
69	RPM International, Inc.	4,748
26	Sensient Technologies Corp.	1,785
62	Stepan Co.	6,018
178	Trinseo S.A.	7,645
217	Valvoline, Inc.	4,780
306	Westlake Chemical Corp.	20,049
112	WR Grace & Co.	7,477
		522,894

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Commercial Services & Supplies — 1.9%
47	ABM Industries, Inc.	$1,707
1,199	ACCO Brands Corp.	11,834
2,775	ADT, Inc. (b)	17,399
38	Brady Corp., Class A	2,016
157	Brink’s (The) Co.	13,023
143	Casella Waste Systems, Inc., Class A (a)	6,141
239	Cintas Corp.	64,076
106	Clean Harbors, Inc. (a)	8,183
757	Copart, Inc. (a)	60,810
211	Covanta Holding Corp.	3,648
186	Deluxe Corp.	9,144
84	Herman Miller, Inc.	3,872
160	HNI Corp.	5,680
123	Interface, Inc.	1,776
849	KAR Auction Services, Inc.	20,843
164	Knoll, Inc.	4,157
217	Matthews International Corp., Class A	7,680
61	McGrath RentCorp	4,245
40	MSA Safety, Inc.	4,364
441	Pitney Bowes, Inc.	2,015
177	SP Plus Corp. (a)	6,549
331	Steelcase, Inc., Class A	6,090
120	Tetra Tech, Inc.	10,411
30	UniFirst Corp.	5,854
368	Waste Management, Inc.	42,320
		323,837

	Communications Equipment — 0.7%
103	Ciena Corp. (a)	4,041
810	CommScope Holding Co., Inc. (a)	9,526
201	Comtech Telecommunications Corp.	6,532
128	EchoStar Corp., Class A (a)	5,071
638	Juniper Networks, Inc.	15,791
424	Motorola Solutions, Inc.	72,254
32	Ubiquiti, Inc.	3,784
568	Viavi Solutions, Inc. (a)	7,955
		124,954

	Construction & Engineering — 0.7%
336	AECOM (a)	12,620
111	Comfort Systems USA, Inc.	4,910
64	Dycom Industries, Inc. (a)	3,267
145	EMCOR Group, Inc.	12,487
252	Fluor Corp.	4,821
854	Great Lakes Dredge & Dock Corp. (a)	8,924
330	MasTec, Inc. (a)	21,427
93	NV5 Global, Inc. (a)	6,349
361	Primoris Services Corp.	7,079
556	Quanta Services, Inc.	21,017

Shares	Description	Value
	Common Stocks (Continued)
	Construction & Engineering (Continued)
680	Tutor Perini Corp. (a)	$9,744
627	WillScot Corp. (a)	9,769
		122,414

	Construction Materials — 0.3%
98	Summit Materials, Inc., Class A (a)	2,176
76	US Concrete, Inc. (a)	4,201
309	Vulcan Materials Co.	46,733
		53,110

	Consumer Finance — 1.5%
548	Ally Financial, Inc.	18,172
624	Capital One Financial Corp.	56,772
35	Credit Acceptance Corp. (a)	16,146
182	Discover Financial Services	14,758
223	Encore Capital Group, Inc. (a)	7,431
327	Enova International, Inc. (a)	6,785
170	FirstCash, Inc.	15,584
415	Navient Corp.	5,312
64	Nelnet, Inc., Class A	4,070
628	OneMain Holdings, Inc.	23,035
67	PRA Group, Inc. (a)	2,264
709	Santander Consumer USA Holdings, Inc.	18,087
1,747	SLM Corp.	15,417
1,633	Synchrony Financial	55,669
		259,502

	Containers & Packaging — 1.5%
137	AptarGroup, Inc.	16,228
1,011	Ball Corp.	73,611
161	Berry Global Group, Inc. (a)	6,322
69	Crown Holdings, Inc. (a)	4,558
1,215	Graphic Packaging Holding Co.	17,921
232	Greif, Inc., Class A	8,791
1,307	International Paper Co.	54,659
219	Owens-Illinois, Inc.	2,249
223	Packaging Corp. of America	23,660
99	Sealed Air Corp.	4,110
123	Silgan Holdings, Inc.	3,694
130	Sonoco Products Co.	7,567
582	WestRock Co.	21,214
		244,584

	Distributors — 0.2%
390	Funko, Inc., Class A (a)	8,024
479	LKQ Corp. (a)	15,065
89	Pool Corp.	17,951
		41,040

	Diversified Consumer Services — 0.5%
113	Bright Horizons Family Solutions, Inc. (a)	17,233

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
99	Career Education Corp. (a)	$1,573
330	Chegg, Inc. (a)	9,884
14	Graham Holdings Co., Class B	9,288
435	H&R Block, Inc.	10,275
186	K12, Inc. (a)	4,910
480	Laureate Education, Inc., Class A (a)	7,956
272	Service Corp. International	13,004
32	Strategic Education, Inc.	4,348
		78,471

	Diversified Financial Services — 0.3%
812	AXA Equitable Holdings, Inc.	17,994
66	Berkshire Hathaway, Inc., Class B (a)	13,729
225	FGL Holdings	1,795
662	Jefferies Financial Group, Inc.	12,181
154	Voya Financial, Inc.	8,384
		54,083

	Diversified Telecommunication Services — 0.7%
80	Anterix, Inc. (a)	2,896
2,111	AT&T, Inc.	79,880
64	Cogent Communications Holdings, Inc.	3,527
81	Iridium Communications, Inc. (a)	1,724
495	Verizon Communications, Inc.	29,878
167	Vonage Holdings Corp. (a)	1,887
		119,792

	Electric Utilities — 1.8%
153	ALLETE, Inc.	13,374
86	Alliant Energy Corp.	4,638
161	American Electric Power Co., Inc.	15,084
321	Duke Energy Corp.	30,771
275	Entergy Corp.	32,274
187	Eversource Energy	15,983
886	Exelon Corp.	42,803
195	Hawaiian Electric Industries, Inc.	8,894
26	MGE Energy, Inc.	2,077
36	Otter Tail Corp.	1,935
135	Pinnacle West Capital Corp.	13,104
167	PNM Resources, Inc.	8,697
313	Portland General Electric Co.	17,644
1,825	PPL Corp.	57,469
512	Southern (The) Co.	31,626
		296,373

	Electrical Equipment — 0.9%
92	Acuity Brands, Inc.	12,401
365	Atkore International Group, Inc. (a)	11,078
82	AZZ, Inc.	3,572
510	Eaton Corp. PLC	42,406
212	Emerson Electric Co.	14,174

Shares	Description	Value
	Common Stocks (Continued)
	Electrical Equipment (Continued)
129	Encore Wire Corp.	$7,260
186	EnerSys	12,265
136	Generac Holdings, Inc. (a)	10,654
65	Hubbell, Inc.	8,541
92	Regal Beloit Corp.	6,702
503	Sunrun, Inc. (a)	8,403
1,034	Vivint Solar, Inc. (a)	6,762
		144,218

	Electronic Equipment, Instruments & Components — 3.3%
126	Anixter International, Inc. (a)	8,709
298	Arrow Electronics, Inc. (a)	22,225
469	Avnet, Inc.	20,864
568	AVX Corp.	8,634
63	Badger Meter, Inc.	3,383
127	Belden, Inc.	6,774
300	Benchmark Electronics, Inc.	8,718
637	CDW Corp.	78,504
42	Coherent, Inc. (a)	6,456
1,703	Corning, Inc.	48,570
66	Dolby Laboratories, Inc., Class A	4,266
82	ePlus, Inc. (a)	6,239
38	Fabrinet (a)	1,987
157	FLIR Systems, Inc.	8,257
155	II-VI, Inc. (a)	5,458
97	Insight Enterprises, Inc. (a)	5,402
55	IPG Photonics Corp. (a)	7,458
269	Jabil, Inc.	9,622
502	KEMET Corp.	9,126
630	Keysight Technologies, Inc. (a)	61,268
309	Knowles Corp. (a)	6,285
24	Littelfuse, Inc.	4,255
330	Methode Electronics, Inc.	11,101
32	MTS Systems Corp.	1,768
84	OSI Systems, Inc. (a)	8,531
216	PC Connection, Inc.	8,402
129	Plexus Corp. (a)	8,064
249	Sanmina Corp. (a)	7,995
232	ScanSource, Inc. (a)	7,088
216	SYNNEX Corp.	24,386
739	TE Connectivity Ltd.	68,860
162	Tech Data Corp. (a)	16,887
376	Trimble, Inc. (a)	14,593
925	TTM Technologies, Inc. (a)	11,280
571	Vishay Intertechnology, Inc.	9,667
61	Zebra Technologies Corp., Class A (a)	12,589
		553,671

	Energy Equipment & Services — 1.0%
56	Apergy Corp. (a)	1,515
534	Archrock, Inc.	5,324
149	DMC Global, Inc.	6,553

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
1,014	FTS International, Inc. (a)	$2,271
3,111	Halliburton Co.	58,642
875	Helix Energy Solutions Group, Inc. (a)	7,052
252	Helmerich & Payne, Inc.	10,098
350	Liberty Oilfield Services, Inc., Class A	3,790
1,952	Nabors Industries Ltd.	3,650
1,017	Newpark Resources, Inc. (a)	7,750
206	Oil States International, Inc. (a)	2,740
492	Patterson-UTI Energy, Inc.	4,207
456	ProPetro Holding Corp. (a)	4,145
1,308	RPC, Inc. (b)	7,338
712	Schlumberger Ltd.	24,329
199	SEACOR Holdings, Inc. (a)	9,367
488	Select Energy Services, Inc., Class A (a)	4,226
252	Solaris Oilfield Infrastructure, Inc., Class A	3,382
		166,379

	Entertainment — 0.9%
809	AMC Entertainment Holdings, Inc., Class A	8,656
353	Cinemark Holdings, Inc.	13,640
641	Live Nation Entertainment, Inc. (a)	42,524
2,369	Viacom, Inc., Class B	56,927
101	Walt Disney (The) Co.	13,162
2,078	Zynga, Inc., Class A (a)	12,094
		147,003

	Equity Real Estate Investment Trusts — 3.6%
349	American Homes 4 Rent, Class A	9,036
262	Americold Realty Trust	9,712
1,338	Apple Hospitality REIT, Inc.	22,184
950	Brixmor Property Group, Inc.	19,276
41	Camden Property Trust	4,551
300	Chatham Lodging Trust	5,445
144	Community Healthcare Trust, Inc.	6,415
364	CoreCivic, Inc.	6,290
37	CoreSite Realty Corp.	4,508
117	Cousins Properties, Inc.	4,398
730	DiamondRock Hospitality Co.	7,483
269	Duke Realty Corp.	9,138
37	EastGroup Properties, Inc.	4,626
57	EPR Properties	4,381
28	Equinix, Inc.	16,150
653	Equity Commonwealth	22,365
35	Equity LifeStyle Properties, Inc.	4,676
282	Essential Properties Realty Trust, Inc.	6,461
116	First Industrial Realty Trust, Inc.	4,589
767	Franklin Street Properties Corp.	6,489
463	Front Yard Residential Corp.	5,352

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
109	Gaming and Leisure Properties, Inc.	$4,168
180	GEO Group (The), Inc.	3,121
201	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,859
456	Hersha Hospitality Trust	6,785
3,883	Host Hotels & Resorts, Inc.	67,137
326	Independence Realty Trust, Inc.	4,665
272	Industrial Logistics Properties Trust	5,780
76	Innovative Industrial Properties, Inc.	7,020
1,588	Invitation Homes, Inc.	47,021
456	iStar, Inc.	5,951
689	Kimco Realty Corp.	14,386
249	Kite Realty Group Trust	4,021
53	Lamar Advertising Co., Class A	4,342
127	Macerich (The) Co.	4,012
293	Outfront Media, Inc.	8,140
606	Paramount Group, Inc.	8,090
770	Park Hotels & Resorts, Inc.	19,227
48	PotlatchDeltic Corp.	1,972
126	Preferred Apartment Communities, Inc., Class A	1,821
50	PS Business Parks, Inc.	9,098
93	Rexford Industrial Realty, Inc.	4,094
425	RLJ Lodging Trust	7,221
312	RPT Realty	4,228
52	Ryman Hospitality Properties, Inc.	4,254
216	Sabra Health Care REIT, Inc.	4,959
189	SBA Communications Corp.	45,577
913	Senior Housing Properties Trust	8,450
849	Service Properties Trust	21,896
53	SL Green Realty Corp.	4,333
128	STORE Capital Corp.	4,789
822	Summit Hotel Properties, Inc.	9,535
66	Sun Communities, Inc.	9,798
688	Sunstone Hotel Investors, Inc.	9,453
233	Tanger Factory Outlet Centers, Inc. (b)	3,607
38	Terreno Realty Corp.	1,941
44	Universal Health Realty Income Trust	4,523
942	VEREIT, Inc.	9,213
385	VICI Properties, Inc.	8,720
2,470	Washington Prime Group, Inc. (b)	10,226
362	Xenia Hotels & Resorts, Inc.	7,645
		600,603

	Food & Staples Retailing — 1.2%
277	Andersons (The), Inc.	6,213
322	BJ’s Wholesale Club Holdings, Inc. (a)	8,330
27	Casey’s General Stores, Inc.	4,351
161	Chefs’ Warehouse (The), Inc. (a)	6,492
2,607	Kroger (The) Co.	67,209
106	Performance Food Group Co. (a)	4,877

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
74	PriceSmart, Inc.	$5,261
200	Sprouts Farmers Market, Inc. (a)	3,868
356	US Foods Holding Corp. (a)	14,632
1,294	Walgreens Boots Alliance, Inc.	71,571
259	Weis Markets, Inc.	9,878
		202,682

	Food Products — 1.6%
1,387	Archer-Daniels-Midland Co.	56,964
229	Bunge Ltd.	12,966
59	Calavo Growers, Inc.	5,616
181	Cal-Maine Foods, Inc.	7,232
480	Conagra Brands, Inc.	14,726
427	Darling Ingredients, Inc. (a)	8,169
182	Flowers Foods, Inc.	4,210
166	Freshpet, Inc. (a)	8,262
317	Hershey (The) Co.	49,132
257	Ingredion, Inc.	21,007
123	J.M. Smucker (The) Co.	13,532
24	John B. Sanfilippo & Son, Inc.	2,318
167	Pilgrim’s Pride Corp. (a)	5,352
41	Post Holdings, Inc. (a)	4,339
157	Simply Good Foods (The) Co. (a)	4,551
526	Tyson Foods, Inc., Class A	45,310
		263,686

	Gas Utilities — 0.2%
40	Chesapeake Utilities Corp.	3,813
85	New Jersey Resources Corp.	3,844
47	ONE Gas, Inc.	4,517
142	Southwest Gas Holdings, Inc.	12,928
152	Spire, Inc.	13,260
		38,362

	Health Care Equipment & Supplies — 2.2%
329	Boston Scientific Corp. (a)	13,387
53	Cantel Medical Corp.	3,964
132	Cardiovascular Systems, Inc. (a)	6,273
44	CONMED Corp.	4,231
168	Cooper (The) Cos., Inc.	49,896
63	CryoLife, Inc. (a)	1,710
412	CryoPort, Inc. (a)	6,738
472	DexCom, Inc. (a)	70,441
50	Glaukos Corp. (a)	3,126
106	Haemonetics Corp. (a)	13,371
41	Hill-Rom Holdings, Inc.	4,314
206	IDEXX Laboratories, Inc. (a)	56,018
178	Insulet Corp. (a)	29,358
22	Integer Holdings Corp. (a)	1,662
76	Integra LifeSciences Holdings Corp. (a)	4,565
24	iRhythm Technologies, Inc. (a)	1,779
267	Lantheus Holdings, Inc. (a)	6,692

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
86	Masimo Corp. (a)	$12,796
29	Nevro Corp. (a)	2,493
336	Novocure Ltd. (a)	25,126
80	Penumbra, Inc. (a)	10,759
99	Tactile Systems Technology, Inc. (a)	4,190
117	Tandem Diabetes Care, Inc. (a)	6,901
43	Teleflex, Inc.	14,609
428	ViewRay, Inc. (a)	1,241
102	West Pharmaceutical Services, Inc.	14,466
		370,106

	Health Care Providers & Services — 1.8%
76	Addus HomeCare Corp. (a)	6,025
70	Amedisys, Inc. (a)	9,171
35	AMN Healthcare Services, Inc. (a)	2,015
523	Brookdale Senior Living, Inc. (a)	3,964
901	Cardinal Health, Inc.	42,518
270	Centene Corp. (a)	11,680
35	Chemed Corp.	14,615
90	Cigna Corp.	13,661
108	CorVel Corp. (a)	8,176
67	Encompass Health Corp.	4,240
166	Ensign Group (The), Inc.	7,873
105	HCA Healthcare, Inc.	12,644
164	Laboratory Corp. of America Holdings (a)	27,552
47	LHC Group, Inc. (a)	5,337
25	Magellan Health, Inc. (a)	1,553
89	Molina Healthcare, Inc. (a)	9,765
93	National HealthCare Corp.	7,612
82	Patterson Cos., Inc.	1,461
286	PetIQ, Inc. (a)	7,796
139	Quest Diagnostics, Inc.	14,877
750	R1 RCM, Inc. (a)	6,698
137	RadNet, Inc. (a)	1,967
238	Select Medical Holdings Corp. (a)	3,944
459	Tivity Health, Inc. (a)	7,633
434	Universal Health Services, Inc., Class B	64,558
46	US Physical Therapy, Inc.	6,005
		303,340

	Health Care Technology — 0.6%
117	HMS Holdings Corp. (a)	4,032
390	Inovalon Holdings, Inc., Class A (a)	6,392
124	Inspire Medical Systems, Inc. (a)	7,567
44	Omnicell, Inc. (a)	3,180
256	Teladoc Health, Inc. (a)	17,336
436	Veeva Systems, Inc., Class A (a)	66,573
		105,080

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 3.0%
353	Aramark	$15,384
100	Bloomin’ Brands, Inc.	1,893
70	Boyd Gaming Corp.	1,676
1,520	Carnival Corp.	66,439
86	Cheesecake Factory (The), Inc.	3,584
58	Chipotle Mexican Grill, Inc. (a)	48,747
98	Choice Hotels International, Inc.	8,718
111	Churchill Downs, Inc.	13,704
50	Cracker Barrel Old Country Store, Inc.	8,133
368	Denny’s Corp. (a)	8,378
99	Dine Brands Global, Inc.	7,510
160	Dunkin’ Brands Group, Inc.	12,698
369	Eldorado Resorts, Inc. (a) (b)	14,712
474	Everi Holdings, Inc. (a)	4,010
178	Hilton Grand Vacations, Inc. (a)	5,696
50	Hyatt Hotels Corp., Class A	3,684
420	Lindblad Expeditions Holdings, Inc. (a)	7,039
101	Marriott International, Inc., Class A	12,561
1,055	Norwegian Cruise Line Holdings Ltd. (a)	54,617
234	Planet Fitness, Inc., Class A (a)	13,542
979	Playa Hotels & Resorts N.V. (a)	7,666
467	Royal Caribbean Cruises Ltd.	50,590
304	SeaWorld Entertainment, Inc. (a)	8,001
105	Shake Shack, Inc., Class A (a)	10,294
844	Starbucks Corp.	74,626
867	Wendy’s (The) Co.	17,323
100	Wingstop, Inc.	8,728
228	Wyndham Hotels & Resorts, Inc.	11,797
		501,750

	Household Durables — 2.4%
12	Cavco Industries, Inc. (a)	2,305
355	Century Communities, Inc. (a)	10,874
1,640	D.R. Horton, Inc.	86,444
29	Helen of Troy Ltd. (a)	4,572
159	Installed Building Products, Inc. (a)	9,117
21	iRobot Corp. (a)	1,295
367	KB Home	12,478
123	La-Z-Boy, Inc.	4,132
221	Leggett & Platt, Inc.	9,048
1,460	Lennar Corp., Class A	81,541
79	LGI Homes, Inc. (a)	6,582
288	M.D.C. Holdings, Inc.	12,413
331	M/I Homes, Inc. (a)	12,462
184	Meritage Homes Corp. (a)	12,944
144	Mohawk Industries, Inc. (a)	17,866
3	NVR, Inc. (a)	11,152
671	PulteGroup, Inc.	24,525
234	Roku, Inc. (a)	23,812
450	Taylor Morrison Home Corp. (a)	11,673
580	Toll Brothers, Inc.	23,809

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables (Continued)
23	TopBuild Corp. (a)	$2,218
788	TRI Pointe Group, Inc. (a)	11,852
198	Tupperware Brands Corp.	3,142
517	William Lyon Homes, Class A (a)	10,526
		406,782

	Household Products — 0.1%
306	Central Garden & Pet Co., Class A (a)	8,484
16	Spectrum Brands Holdings, Inc.	843
		9,327

	Independent Power and Renewable Electricity Producers — 0.1%
253	AES Corp.	4,134
112	Clearway Energy, Inc., Class C	2,044
245	Pattern Energy Group, Inc., Class A	6,598
132	TerraForm Power, Inc., Class A	2,405
		15,181

	Industrial Conglomerates — 0.2%
60	Carlisle Cos., Inc.	8,733
77	Roper Technologies, Inc.	27,458
		36,191

	Insurance — 4.1%
6	Alleghany Corp. (a)	4,787
139	Allstate (The) Corp.	15,106
208	American Equity Investment Life Holding Co.	5,034
83	American Financial Group, Inc.	8,951
531	American International Group, Inc.	29,577
182	American National Insurance Co.	22,519
763	Arch Capital Group Ltd. (a)	32,031
323	Arthur J. Gallagher & Co.	28,931
40	Assurant, Inc.	5,033
404	Assured Guaranty Ltd.	17,962
493	Athene Holding Ltd., Class A (a)	20,736
71	Axis Capital Holdings Ltd.	4,737
116	Brighthouse Financial, Inc. (a)	4,694
380	Brown & Brown, Inc.	13,703
136	Cincinnati Financial Corp.	15,867
110	eHealth, Inc. (a)	7,347
179	Employers Holdings, Inc.	7,801
32	Enstar Group Ltd. (a)	6,077
83	Erie Indemnity Co., Class A	15,409
421	Fidelity National Financial, Inc.	18,697
316	First American Financial Corp.	18,647
95	Globe Life, Inc.	9,097
197	Goosehead Insurance, Inc., Class A	9,722
33	Hanover Insurance Group (The), Inc.	4,473
508	Hartford Financial Services Group (The), Inc.	30,790
121	James River Group Holdings Ltd.	6,200
246	Kemper Corp.	19,176

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
103	Kinsale Capital Group, Inc.	$10,641
439	Lincoln National Corp.	26,480
30	Mercury General Corp.	1,676
570	MetLife, Inc.	26,881
247	National General Holdings Corp.	5,686
29	National Western Life Group, Inc., Class A	7,783
948	Old Republic International Corp.	22,344
106	Primerica, Inc.	13,486
489	Principal Financial Group, Inc.	27,941
885	Progressive (The) Corp.	68,366
140	Prudential Financial, Inc.	12,593
82	Reinsurance Group of America, Inc.	13,110
24	RenaissanceRe Holdings Ltd.	4,643
66	RLI Corp.	6,132
40	Safety Insurance Group, Inc.	4,053
57	Selective Insurance Group, Inc.	4,286
95	Travelers (The) Cos., Inc.	14,126
104	Trupanion, Inc. (a)	2,644
380	Unum Group	11,294
64	W.R. Berkley Corp.	4,623
7	White Mountains Insurance Group Ltd.	7,560
		679,452

	Interactive Media & Services — 0.7%
287	Cars.com, Inc. (a)	2,577
220	Facebook, Inc., Class A (a)	39,178
130	IAC/InterActiveCorp (a)	28,336
316	Match Group, Inc. (b)	22,575
357	QuinStreet, Inc. (a)	4,495
1,187	Snap, Inc., Class A (a)	18,755
275	Zillow Group, Inc., Class C (a)	8,200
		124,116

	Internet & Direct Marketing Retail — 0.5%
15	Amazon.com, Inc. (a)	26,039
358	eBay, Inc.	13,955
138	Etsy, Inc. (a)	7,797
54	GrubHub, Inc. (a)	3,035
1,713	Qurate Retail, Inc., Series A (a)	17,670
295	Stitch Fix, Inc., Class A (a) (b)	5,679
145	Wayfair, Inc., Class A (a)	16,257
		90,432

	IT Services — 3.6%
53	Akamai Technologies, Inc. (a)	4,843
91	Alliance Data Systems Corp.	11,660
86	Automatic Data Processing, Inc.	13,882
141	Black Knight, Inc. (a)	8,610
321	Booz Allen Hamilton Holding Corp.	22,797
554	Broadridge Financial Solutions, Inc.	68,934
42	CACI International, Inc., Class A (a)	9,713

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
670	Cognizant Technology Solutions Corp., Class A	$40,378
98	EPAM Systems, Inc. (a)	17,867
126	Euronet Worldwide, Inc. (a)	18,434
173	EVERTEC, Inc.	5,401
60	Evo Payments, Inc., Class A (a)	1,687
114	ExlService Holdings, Inc. (a)	7,633
202	FleetCor Technologies, Inc. (a)	57,930
88	Gartner, Inc. (a)	12,583
111	Genpact Ltd.	4,301
177	Global Payments, Inc.	28,143
256	I3 Verticals, Inc., Class A (a)	5,151
76	KBR, Inc.	1,865
106	Leidos Holdings, Inc.	9,103
195	LiveRamp Holdings, Inc. (a)	8,377
29	ManTech International Corp., Class A	2,071
214	Mastercard, Inc., Class A	58,116
117	MAXIMUS, Inc.	9,039
50	MongoDB, Inc. (a)	6,024
118	NIC, Inc.	2,437
172	Okta, Inc. (a)	16,935
495	PayPal Holdings, Inc. (a)	51,277
81	Perspecta, Inc.	2,116
191	Sabre Corp.	4,278
275	Sykes Enterprises, Inc. (a)	8,426
125	Twilio, Inc., Class A (a)	13,745
68	VeriSign, Inc. (a)	12,827
245	Visa, Inc., Class A	42,142
427	Western Union (The) Co.	9,894
61	WEX, Inc. (a)	12,326
		610,945

	Leisure Products — 0.2%
72	Acushnet Holdings Corp.	1,901
185	Brunswick Corp.	9,642
330	Callaway Golf Co.	6,405
51	Johnson Outdoors, Inc., Class A	2,987
97	Malibu Boats, Inc., Class A (a)	2,976
93	Polaris, Inc.	8,185
104	Sturm Ruger & Co., Inc.	4,343
		36,439

	Life Sciences Tools & Services — 1.9%
247	Accelerate Diagnostics, Inc. (a) (b)	4,587
54	Bio-Rad Laboratories, Inc., Class A (a)	17,968
61	Bio-Techne Corp.	11,936
425	Bruker Corp.	18,670
81	Cambrex Corp. (a)	4,819
90	Charles River Laboratories International, Inc. (a)	11,913
115	Illumina, Inc. (a)	34,985
440	IQVIA Holdings, Inc. (a)	65,727

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
115	Medpace Holdings, Inc. (a)	$9,665
67	Mettler-Toledo International, Inc. (a)	47,195
186	NanoString Technologies, Inc. (a)	4,016
172	NeoGenomics, Inc. (a)	3,289
132	PerkinElmer, Inc.	11,242
43	PRA Health Sciences, Inc. (a)	4,267
279	Quanterix Corp. (a)	6,127
332	Syneos Health, Inc. (a)	17,666
145	Thermo Fisher Scientific, Inc.	42,234
		316,306

	Machinery — 4.0%
219	AGCO Corp.	16,578
57	Alamo Group, Inc.	6,710
91	Albany International Corp., Class A	8,205
275	Allison Transmission Holdings, Inc.	12,939
105	Altra Industrial Motion Corp.	2,908
100	Barnes Group, Inc.	5,154
208	Caterpillar, Inc.	26,272
67	Colfax Corp. (a)	1,947
45	Columbus McKinnon Corp.	1,639
204	Crane Co.	16,449
330	Cummins, Inc.	53,681
171	Deere & Co.	28,844
167	Donaldson Co., Inc.	8,697
47	Douglas Dynamics, Inc.	2,095
30	EnPro Industries, Inc.	2,059
91	ESCO Technologies, Inc.	7,240
141	Federal Signal Corp.	4,616
868	Fortive Corp.	59,510
123	Gardner Denver Holdings, Inc. (a)	3,480
85	Graco, Inc.	3,913
310	Greenbrier (The) Cos., Inc.	9,337
344	Harsco Corp. (a)	6,522
122	Helios Technologies, Inc.	4,950
95	Hillenbrand, Inc.	2,934
74	IDEX Corp.	12,127
559	Ingersoll-Rand PLC	68,874
130	ITT, Inc.	7,955
78	John Bean Technologies Corp.	7,756
42	Kadant, Inc.	3,687
204	Kennametal, Inc.	6,271
52	Lincoln Electric Holdings, Inc.	4,512
233	Meritor, Inc. (a)	4,310
125	Middleby (The) Corp. (a)	14,612
273	Milacron Holdings Corp. (a)	4,551
129	Mueller Industries, Inc.	3,700
219	Navistar International Corp. (a)	6,156
30	Nordson Corp.	4,388
254	Oshkosh Corp.	19,253
790	PACCAR, Inc.	55,308
250	Parker-Hannifin Corp.	45,153
37	Proto Labs, Inc. (a)	3,778
76	RBC Bearings, Inc. (a)	12,609

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
103	Snap-on, Inc.	$16,124
147	Timken (The) Co.	6,396
63	Toro (The) Co.	4,618
61	TriMas Corp. (a)	1,870
818	Trinity Industries, Inc.	16,098
348	Wabash National Corp.	5,049
188	Woodward, Inc.	20,272
169	Xylem, Inc.	13,456
		665,562

	Marine — 0.1%
107	Kirby Corp. (a)	8,791
146	Matson, Inc.	5,477
		14,268

	Media — 2.1%
872	Altice USA, Inc., Class A (a)	25,009
15	Cable One, Inc.	18,820
1,418	CBS Corp., Class B	57,245
1,298	Central European Media Enterprises Ltd., Class A (a)	5,835
179	Charter Communications, Inc., Class A (a)	73,769
1,004	Comcast Corp., Class A	45,260
1,383	Discovery, Inc., Class A (a)	36,829
472	DISH Network Corp., Class A (a)	16,081
123	E.W. Scripps (The) Co., Class A	1,633
694	Gannett Co., Inc.	7,454
115	Gray Television, Inc. (a)	1,877
376	Interpublic Group of Cos. (The), Inc.	8,107
123	John Wiley & Sons, Inc., Class A	5,405
34	Meredith Corp.	1,246
260	New York Times (The) Co., Class A	7,405
944	News Corp., Class A	13,140
126	Nexstar Media Group, Inc., Class A	12,891
227	Scholastic Corp.	8,572
106	Sinclair Broadcast Group, Inc., Class A	4,530
498	TEGNA, Inc.	7,734
		358,842

	Metals & Mining — 1.6%
796	AK Steel Holding Corp. (a)	1,807
725	Alcoa Corp. (a)	14,551
674	Allegheny Technologies, Inc. (a)	13,648
197	Carpenter Technology Corp.	10,177
707	Cleveland-Cliffs, Inc. (b)	5,105
423	Commercial Metals Co.	7,352
4,875	Freeport-McMoRan, Inc.	46,654
2,096	Hecla Mining Co.	3,689
58	Kaiser Aluminum Corp.	5,740
1,284	Nucor Corp.	65,368
224	Reliance Steel & Aluminum Co.	22,324
83	Royal Gold, Inc.	10,226

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining (Continued)
360	Schnitzer Steel Industries, Inc., Class A	$7,438
703	Steel Dynamics, Inc.	20,949
1,386	United States Steel Corp.	16,008
361	Warrior Met Coal, Inc.	7,047
141	Worthington Industries, Inc.	5,083
		263,166

	Mortgage Real Estate Investment Trusts — 0.2%
410	Apollo Commercial Real Estate Finance, Inc.	7,860
239	Blackstone Mortgage Trust, Inc., Class A	8,568
98	Granite Point Mortgage Trust, Inc.	1,836
1,051	MFA Financial, Inc.	7,735
346	PennyMac Mortgage Investment Trust	7,692
114	Redwood Trust, Inc.	1,871
187	Starwood Property Trust, Inc.	4,529
		40,091

	Multiline Retail — 1.6%
330	Big Lots, Inc.	8,085
151	Dillard’s, Inc., Class A (b)	9,983
523	Dollar General Corp.	83,126
1,488	Kohl’s Corp.	73,894
989	Macy’s, Inc.	15,369
400	Nordstrom, Inc.	13,468
146	Ollie’s Bargain Outlet Holdings, Inc. (a)	8,561
490	Target Corp.	52,386
		264,872

	Multi-Utilities — 0.7%
188	Ameren Corp.	15,049
169	Avista Corp.	8,186
109	Black Hills Corp.	8,364
323	Consolidated Edison, Inc.	30,514
111	DTE Energy Co.	14,759
494	MDU Resources Group, Inc.	13,926
481	Public Service Enterprise Group, Inc.	29,860
63	Unitil Corp.	3,997
		124,655

	Oil, Gas & Consumable Fuels — 5.1%
1,706	Antero Resources Corp. (a)	5,152
977	Apache Corp.	25,011
100	Arch Coal, Inc., Class A	7,420
1,432	Callon Petroleum Co. (a) (b)	6,215
941	Carrizo Oil & Gas, Inc. (a)	8,079
4,838	Chesapeake Energy Corp. (a) (b)	6,822
569	Chevron Corp.	67,483
358	Cimarex Energy Co.	17,163

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,291	CNX Resources Corp. (a)	$9,373
284	CONSOL Energy, Inc. (a)	4,439
182	Contura Energy, Inc. (a)	5,089
340	CVR Energy, Inc.	14,970
186	Delek US Holdings, Inc.	6,752
2,481	Devon Energy Corp.	59,693
1,074	EQT Corp.	11,427
2,179	Extraction Oil & Gas, Inc. (a) (b)	6,406
739	Exxon Mobil Corp.	52,181
1,921	Gulfport Energy Corp. (a)	5,206
459	HollyFrontier Corp.	24,621
602	Kosmos Energy Ltd.	3,757
3,253	Laredo Petroleum, Inc. (a)	7,840
4,979	Marathon Oil Corp.	61,092
1,266	Marathon Petroleum Corp.	76,910
475	Matador Resources Co. (a)	7,852
861	Murphy Oil Corp.	19,037
379	Noble Energy, Inc.	8,512
1,329	Oasis Petroleum, Inc. (a)	4,598
1,407	Occidental Petroleum Corp.	62,569
368	Par Pacific Holdings, Inc. (a)	8,412
223	Parsley Energy, Inc., Class A	3,746
678	PBF Energy, Inc., Class A	18,435
881	Peabody Energy Corp.	12,968
756	Phillips 66	77,414
783	QEP Resources, Inc.	2,897
629	SemGroup Corp., Class A	10,278
603	SM Energy Co.	5,843
2,985	Southwestern Energy Co. (a)	5,761
1,902	SRC Energy, Inc. (a)	8,863
392	Talos Energy, Inc. (a)	7,969
108	Targa Resources Corp.	4,338
661	Valero Energy Corp.	56,344
505	Whiting Petroleum Corp. (a)	4,055
157	World Fuel Services Corp.	6,271
1,844	WPX Energy, Inc. (a)	19,528
		848,791

	Paper & Forest Products — 0.3%
67	Boise Cascade Co.	2,183
212	Domtar Corp.	7,592
810	Louisiana-Pacific Corp.	19,910
227	Schweitzer-Mauduit International, Inc.	8,499
495	Verso Corp., Class A (a)	6,128
		44,312

	Personal Products — 0.2%
317	Coty, Inc., Class A	3,332
280	Edgewell Personal Care Co. (a)	9,097
77	Estee Lauder (The) Cos., Inc., Class A	15,319

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Personal Products (Continued)
172	Nu Skin Enterprises, Inc., Class A	$7,315
		35,063

	Pharmaceuticals — 0.9%
179	Amphastar Pharmaceuticals, Inc. (a)	3,550
92	ANI Pharmaceuticals, Inc. (a)	6,705
351	Cara Therapeutics, Inc. (a)	6,416
353	Horizon Therapeutics PLC (a)	9,612
30	Jazz Pharmaceuticals PLC (a)	3,844
2,973	Mylan N.V. (a)	58,806
119	Nektar Therapeutics (a)	2,168
87	Pacira BioSciences, Inc. (a)	3,312
178	Perrigo Co., PLC	9,948
20	Reata Pharmaceuticals, Inc., Class A (a)	1,606
374	Zoetis, Inc.	46,597
		152,564

	Professional Services — 1.2%
62	ASGN, Inc. (a)	3,897
289	CBIZ, Inc. (a)	6,792
128	CoStar Group, Inc. (a)	75,930
90	FTI Consulting, Inc. (a)	9,539
26	ICF International, Inc.	2,196
139	Insperity, Inc.	13,708
108	Kforce, Inc.	4,086
176	ManpowerGroup, Inc.	14,826
149	Robert Half International, Inc.	8,293
192	TransUnion	15,573
139	TriNet Group, Inc. (a)	8,645
342	TrueBlue, Inc. (a)	7,216
193	Verisk Analytics, Inc.	30,521
		201,222

	Real Estate Management & Development — 0.4%
552	CBRE Group, Inc., Class A (a)	29,261
678	eXp World Holdings, Inc. (a)	5,682
121	Jones Lang LaSalle, Inc.	16,826
183	Marcus & Millichap, Inc. (a)	6,495
1,303	Realogy Holdings Corp. (b)	8,704
109	St Joe (The) Co. (a)	1,867
		68,835

	Road & Rail — 1.4%
11	AMERCO	4,290
336	ArcBest Corp.	10,231
183	CSX Corp.	12,676
85	Genesee & Wyoming, Inc., Class A (a)	9,393
418	Heartland Express, Inc.	8,991
118	Hertz Global Holdings, Inc. (a)	1,633
310	J.B. Hunt Transport Services, Inc.	34,302
105	Kansas City Southern	13,966

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail (Continued)
646	Knight-Swift Transportation Holdings, Inc.	$23,450
79	Landstar System, Inc.	8,894
520	Marten Transport Ltd.	10,806
213	Norfolk Southern Corp.	38,268
162	Ryder System, Inc.	8,387
117	Saia, Inc. (a)	10,963
517	Schneider National, Inc., Class B	11,229
336	Universal Logistics Holdings, Inc.	7,822
304	Werner Enterprises, Inc.	10,731
		226,032

	Semiconductors & Semiconductor Equipment — 3.3%
34	Advanced Energy Industries, Inc. (a)	1,952
1,398	Advanced Micro Devices, Inc. (a)	40,528
1,265	Amkor Technology, Inc. (a)	11,511
945	Applied Materials, Inc.	47,155
146	Brooks Automation, Inc.	5,406
17	Cabot Microelectronics Corp.	2,401
43	Cirrus Logic, Inc. (a)	2,304
104	Diodes, Inc. (a)	4,176
414	Enphase Energy, Inc. (a)	9,203
341	Entegris, Inc.	16,047
75	Inphi Corp. (a)	4,579
1,478	Intel Corp.	76,161
226	Lam Research Corp.	52,231
388	Lattice Semiconductor Corp. (a)	7,095
1,833	Micron Technology, Inc. (a)	78,544
218	MKS Instruments, Inc.	20,117
31	Monolithic Power Systems, Inc.	4,825
109	Nanometrics, Inc. (a)	3,556
1,050	ON Semiconductor Corp. (a)	20,170
24	Power Integrations, Inc.	2,170
191	Qorvo, Inc. (a)	14,161
36	Silicon Laboratories, Inc. (a)	4,009
916	Skyworks Solutions, Inc.	72,593
882	SunPower Corp. (a)	9,676
194	Synaptics, Inc. (a)	7,750
177	Teradyne, Inc.	10,250
68	Universal Display Corp.	11,417
120	Xilinx, Inc.	11,508
92	Xperi Corp.	1,903
		553,398

	Software — 4.3%
235	8x8, Inc. (a)	4,869
247	ACI Worldwide, Inc. (a)	7,737
144	Adobe, Inc. (a)	39,780
140	Altair Engineering, Inc., Class A (a)	4,847
86	Alteryx, Inc., Class A (a)	9,239
207	ANSYS, Inc. (a)	45,821
92	Appfolio, Inc., Class A (a)	8,753
105	Appian Corp. (a)	4,987
137	Aspen Technology, Inc. (a)	16,862

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
174	Autodesk, Inc. (a)	$25,700
131	Avalara, Inc. (a)	8,815
792	Avaya Holdings Corp. (a)	8,102
51	Blackbaud, Inc.	4,607
106	Blackline, Inc. (a)	5,068
799	Cadence Design Systems, Inc. (a)	52,798
113	Carbon Black, Inc. (a)	2,937
85	Ceridian HCM Holding, Inc. (a)	4,196
73	Cornerstone OnDemand, Inc. (a)	4,002
168	Coupa Software, Inc. (a)	21,768
85	DocuSign, Inc. (a)	5,263
339	Dropbox, Inc., Class A (a)	6,838
38	Ebix, Inc.	1,600
55	Envestnet, Inc. (a)	3,118
84	Everbridge, Inc. (a)	5,184
68	Fair Isaac Corp. (a)	20,639
37	Five9, Inc. (a)	1,988
84	Guidewire Software, Inc. (a)	8,852
75	HubSpot, Inc. (a)	11,371
96	j2 Global, Inc.	8,719
67	LivePerson, Inc. (a)	2,392
82	Manhattan Associates, Inc. (a)	6,615
106	Microsoft Corp.	14,737
81	Mimecast Ltd. (a)	2,889
913	MobileIron, Inc. (a)	5,976
97	Model N, Inc. (a)	2,693
94	Paycom Software, Inc. (a)	19,692
181	Paylocity Holding Corp. (a)	17,662
71	Proofpoint, Inc. (a)	9,163
89	PROS Holdings, Inc. (a)	5,304
99	Q2 Holdings, Inc. (a)	7,808
49	Qualys, Inc. (a)	3,703
130	Rapid7, Inc. (a)	5,901
72	RealPage, Inc. (a)	4,526
148	RingCentral, Inc., Class A (a)	18,598
258	ServiceNow, Inc. (a)	65,493
195	Smartsheet, Inc., Class A (a)	7,026
36	SPS Commerce, Inc. (a)	1,694
440	Synopsys, Inc. (a)	60,390
93	Trade Desk (The), Inc., Class A (a)	17,442
20	Tyler Technologies, Inc. (a)	5,250
166	Upland Software, Inc. (a)	5,787
35	Verint Systems, Inc. (a)	1,497
207	Workday, Inc., Class A (a)	35,182
130	Workiva, Inc. (a)	5,698
191	Zendesk, Inc. (a)	13,920
277	Zscaler, Inc. (a)	13,091
		714,589

	Specialty Retail — 3.3%
207	Aaron’s, Inc.	13,302
588	Abercrombie & Fitch Co., Class A	9,173
1,256	American Eagle Outfitters, Inc.	20,372
67	Asbury Automotive Group, Inc. (a)	6,856

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail (Continued)
506	AutoNation, Inc. (a)	$25,654
51	AutoZone, Inc. (a)	55,316
487	Bed Bath & Beyond, Inc. (b)	5,182
609	Best Buy Co., Inc.	42,015
265	Boot Barn Holdings, Inc. (a)	9,248
545	Buckle (The), Inc.	11,227
49	CarMax, Inc. (a)	4,312
90	Carvana Co. (a)	5,940
20	Children’s Place (The), Inc. (b)	1,540
272	Dick’s Sporting Goods, Inc.	11,100
71	Five Below, Inc. (a)	8,953
90	Floor & Decor Holdings, Inc., Class A (a)	4,603
506	Foot Locker, Inc.	21,839
1,181	Gap (The), Inc.	20,502
223	Genesco, Inc. (a)	8,924
92	Group 1 Automotive, Inc.	8,493
136	Home Depot (The), Inc.	31,555
325	L Brands, Inc.	6,367
48	Lithia Motors, Inc., Class A	6,354
44	Monro, Inc.	3,476
67	Murphy USA, Inc. (a)	5,715
3,664	Office Depot, Inc.	6,430
1,287	Party City Holdco, Inc. (a) (b)	7,349
449	Penske Automotive Group, Inc.	21,229
354	Rent-A-Center, Inc.	9,130
33	RH (a)	5,637
143	Ross Stores, Inc.	15,709
283	Sally Beauty Holdings, Inc. (a)	4,214
187	Sleep Number Corp. (a)	7,727
323	Sonic Automotive, Inc., Class A	10,145
136	Tiffany & Co.	12,598
195	Tractor Supply Co.	17,636
163	Ulta Beauty, Inc. (a)	40,856
933	Urban Outfitters, Inc. (a)	26,208
261	Williams-Sonoma, Inc.	17,743
289	Zumiez, Inc. (a)	9,154
		559,783

	Technology Hardware, Storage & Peripherals — 0.5%
71	Apple, Inc.	15,902
167	Dell Technologies, Inc., Class C (a)	8,660
2,840	Hewlett Packard Enterprise Co.	43,083
480	Xerox Holdings Corp.	14,357
		82,002

	Textiles, Apparel & Luxury Goods — 1.1%
131	Carter’s, Inc.	11,948
85	Columbia Sportswear Co.	8,236
121	Deckers Outdoor Corp. (a)	17,830
321	G-III Apparel Group Ltd. (a)	8,272
493	Hanesbrands, Inc.	7,553
75	Oxford Industries, Inc.	5,377

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
224	PVH Corp.	$19,763
112	Ralph Lauren Corp.	10,693
539	Skechers U.S.A., Inc., Class A (a)	20,132
56	Steven Madden Ltd.	2,004
892	Tapestry, Inc.	23,237
670	Under Armour, Inc., Class A (a)	13,360
324	VF Corp.	28,833
206	Wolverine World Wide, Inc.	5,822
		183,060

	Thrifts & Mortgage Finance — 0.9%
138	Axos Financial, Inc. (a)	3,816
99	Dime Community Bancshares, Inc.	2,120
361	Essent Group Ltd.	17,209
52	Federal Agricultural Mortgage Corp., Class C	4,246
114	Flagstar Bancorp, Inc.	4,258
127	HomeStreet, Inc. (a)	3,470
51	LendingTree, Inc. (a)	15,832
135	Meta Financial Group, Inc.	4,402
1,615	MGIC Investment Corp.	20,317
1,178	Mr. Cooper Group, Inc. (a)	12,510
1,276	New York Community Bancorp, Inc.	16,014
266	NMI Holdings, Inc., Class A (a)	6,985
121	Northfield Bancorp, Inc.	1,943
170	PennyMac Financial Services, Inc. (a)	5,165
78	Provident Financial Services, Inc.	1,913
929	Radian Group, Inc.	21,218
238	TrustCo Bank Corp. NY	1,940
266	United Financial Bancorp, Inc.	3,626
142	Walker & Dunlop, Inc.	7,942
54	Washington Federal, Inc.	1,997
		156,923

	Tobacco — 0.1%
299	Altria Group, Inc.	12,229
193	Turning Point Brands, Inc.	4,451
124	Universal Corp.	6,796
		23,476

	Trading Companies & Distributors — 1.1%
513	Air Lease Corp.	21,454
444	Aircastle Ltd.	9,959
51	Beacon Roofing Supply, Inc. (a)	1,710
445	BMC Stock Holdings, Inc. (a)	11,650
149	DXP Enterprises, Inc. (a)	5,173
868	Fastenal Co.	28,357
95	GATX Corp.	7,365
343	GMS, Inc. (a)	9,851
195	H&E Equipment Services, Inc.	5,628
211	HD Supply Holdings, Inc. (a)	8,266

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
123	Herc Holdings, Inc. (a)	$5,721
220	MRC Global, Inc. (a)	2,669
229	MSC Industrial Direct Co., Inc., Class A	16,609
256	NOW, Inc. (a)	2,936
258	Rush Enterprises, Inc., Class A	9,954
82	SiteOne Landscape Supply, Inc. (a)	6,070
115	Triton International Ltd.	3,892
160	United Rentals, Inc. (a)	19,942
26	Watsco, Inc.	4,399
186	WESCO International, Inc. (a)	8,885
		190,490

	Transportation Infrastructure — 0.1%
419	Macquarie Infrastructure Corp.	16,538

	Water Utilities — 0.1%
205	Aqua America, Inc.	9,190

	Wireless Telecommunication Services — 0.2%
698	Telephone & Data Systems, Inc.	18,009
191	T-Mobile US, Inc. (a)	15,045
211	United States Cellular Corp. (a)	7,929
		40,983

	Total Common Stocks — 99.7%	16,740,210
	(Cost $16,189,488)

	Money Market Funds — 1.0%
12,965	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	12,965
148,204	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (c)	148,204
	Total Money Market Funds — 1.0%	161,169
	(Cost $161,169)

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.6%
$97,545	BNP Paribas S.A., 2.35% (c), dated 09/30/19, due 10/01/19, with a maturity value of $97,551. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 05/15/28. The value of the collateral including accrued interest is $99,770. (d)	$97,545
	(Cost $97,545)

	Total Investments — 101.3%	16,998,924
	(Cost $16,448,202) (e)
	Net Other Assets and Liabilities — (1.3)%	(211,977)
	Net Assets — 100.0%	$16,786,947

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $108,275 and the total value of the collateral held by the Fund is $110,510.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,589,626 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,038,904. The net unrealized appreciation was $550,722.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$16,740,210	$—	$—
Money Market Funds	161,169	—	—
Repurchase Agreements	—	97,545	—
Total Investments	$16,901,379	$97,545	$—

* See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.2%
4,100	Arconic, Inc.	$106,600
290	Boeing (The) Co.	110,336
588	General Dynamics Corp.	107,445
854	HEICO Corp.	106,647
518	L3Harris Technologies, Inc.	108,076
281	Lockheed Martin Corp.	109,607
297	Northrop Grumman Corp.	111,313
345	Teledyne Technologies, Inc. (a)	111,087
2,146	Textron, Inc.	105,068
208	TransDigm Group, Inc.	108,299
803	United Technologies Corp.	109,626
		1,194,104

	Air Freight & Logistics — 0.8%
1,300	C.H. Robinson Worldwide, Inc.	110,214
1,483	Expeditors International of Washington, Inc.	110,172
732	FedEx Corp.	106,557
915	United Parcel Service, Inc., Class B	109,636
		436,579

	Airlines — 0.8%
3,900	American Airlines Group, Inc.	105,183
1,872	Delta Air Lines, Inc.	107,827
2,013	Southwest Airlines Co.	108,722
1,233	United Airlines Holdings, Inc. (a)	109,010
		430,742

	Auto Components — 0.2%
1,252	Aptiv PLC	109,450

	Automobiles — 0.6%
11,883	Ford Motor Co.	108,848
2,925	General Motors Co.	109,629
456	Tesla, Inc. (a)	109,837
		328,314

	Banks — 3.2%
3,681	Bank of America Corp.	107,375
2,093	BB&T Corp.	111,703
1,568	Citigroup, Inc.	108,317
3,057	Citizens Financial Group, Inc.	108,126
1,668	Comerica, Inc.	110,071
3,958	Fifth Third Bancorp	108,370
1,158	First Republic Bank	111,979
7,661	Huntington Bancshares, Inc.	109,322
920	JPMorgan Chase & Co.	108,275
6,195	KeyCorp	110,519
702	M&T Bank Corp.	110,895
782	PNC Financial Services Group (The), Inc.	109,605
6,861	Regions Financial Corp.	108,541
509	SVB Financial Group (a)	106,356
1,981	U.S. Bancorp	109,629

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
2,251	Wells Fargo & Co.	$113,540
		1,752,623

	Beverages — 1.2%
1,737	Brown-Forman Corp., Class B	109,049
2,027	Coca-Cola (The) Co.	110,350
535	Constellation Brands, Inc., Class A	110,895
1,948	Molson Coors Brewing Co., Class B	112,010
1,873	Monster Beverage Corp. (a)	108,746
818	PepsiCo, Inc.	112,148
		663,198

	Biotechnology — 2.3%
1,523	AbbVie, Inc.	115,321
1,038	Alexion Pharmaceuticals, Inc. (a)	101,662
557	Amgen, Inc.	107,785
458	Biogen, Inc. (a)	106,632
1,451	BioMarin Pharmaceutical, Inc. (a)	97,797
1,054	Exact Sciences Corp. (a)	95,250
1,655	Gilead Sciences, Inc.	104,894
1,349	Incyte Corp. (a)	100,136
370	Regeneron Pharmaceuticals, Inc. (a)	102,638
1,325	Sarepta Therapeutics, Inc. (a)	99,799
1,481	Seattle Genetics, Inc. (a)	126,477
618	Vertex Pharmaceuticals, Inc. (a)	104,702
		1,263,093

	Building Products — 0.8%
1,084	Allegion PLC	112,357
2,502	Johnson Controls International PLC	109,813
459	Lennox International, Inc.	111,523
2,693	Masco Corp.	112,244
		445,937

	Capital Markets — 4.7%
745	Ameriprise Financial, Inc.	109,590
2,357	Bank of New York Mellon (The) Corp.	106,560
248	BlackRock, Inc.	110,519
2,072	Blackstone Group (The), Inc., Class A	101,197
936	Cboe Global Markets, Inc.	107,556
2,554	Charles Schwab (The) Corp.	106,834
521	CME Group, Inc.	110,108
2,434	E*TRADE Financial Corp.	106,341
388	FactSet Research Systems, Inc.	94,272
3,739	Franklin Resources, Inc.	107,908
512	Goldman Sachs Group (The), Inc.	106,102
1,185	Intercontinental Exchange, Inc.	109,340
3,790	KKR & Co., Inc., Class A	101,762
326	MarketAxess Holdings, Inc.	106,765
512	Moody’s Corp.	104,873
2,491	Morgan Stanley	106,291
475	MSCI, Inc.	103,431
1,087	Nasdaq, Inc.	107,993

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
1,159	Northern Trust Corp.	$108,158
1,300	Raymond James Financial, Inc.	107,198
434	S&P Global, Inc.	106,321
1,813	State Street Corp.	107,311
953	T. Rowe Price Group, Inc.	108,880
2,222	TD Ameritrade Holding Corp.	103,767
		2,549,077

	Chemicals — 2.8%
499	Air Products and Chemicals, Inc.	110,708
897	Celanese Corp.	109,694
2,207	CF Industries Holdings, Inc.	108,584
3,801	Corteva, Inc.	106,428
2,273	Dow, Inc.	108,309
1,543	DuPont de Nemours, Inc.	110,031
1,506	Eastman Chemical Co.	111,188
561	Ecolab, Inc.	111,101
1,223	FMC Corp.	107,233
906	International Flavors & Fragrances, Inc.	111,157
1,241	LyondellBasell Industries N.V., Class A	111,032
5,259	Mosaic (The) Co.	107,810
920	PPG Industries, Inc.	109,029
199	Sherwin-Williams (The) Co.	109,424
		1,531,728

	Commercial Services & Supplies — 1.0%
431	Cintas Corp.	115,551
1,329	Copart, Inc. (a)	106,759
1,253	Republic Services, Inc.	108,447
3,179	Rollins, Inc.	108,308
958	Waste Management, Inc.	110,170
		549,235

	Communications Equipment — 0.6%
454	Arista Networks, Inc. (a)	108,470
2,210	Cisco Systems, Inc.	109,196
658	Motorola Solutions, Inc.	112,130
		329,796

	Construction & Engineering — 0.2%
1,200	Jacobs Engineering Group, Inc.	109,800

	Construction Materials — 0.4%
411	Martin Marietta Materials, Inc.	112,655
731	Vulcan Materials Co.	110,557
		223,212

	Consumer Finance — 1.0%
3,246	Ally Financial, Inc.	107,637
938	American Express Co.	110,947
1,180	Capital One Financial Corp.	107,356

Shares	Description	Value
	Common Stocks (Continued)
	Consumer Finance (Continued)
1,312	Discover Financial Services	$106,390
3,231	Synchrony Financial	110,145
		542,475

	Containers & Packaging — 0.6%
963	Avery Dennison Corp.	109,368
1,480	Ball Corp.	107,759
2,680	International Paper Co.	112,077
		329,204

	Distributors — 0.2%
1,121	Genuine Parts Co.	111,640

	Diversified Financial Services — 0.4%
4,887	AXA Equitable Holdings, Inc.	108,296
529	Berkshire Hathaway, Inc., Class B (a)	110,042
		218,338

	Diversified Telecommunication Services — 0.6%
2,890	AT&T, Inc.	109,358
8,762	CenturyLink, Inc.	109,350
1,818	Verizon Communications, Inc.	109,734
		328,442

	Electric Utilities — 2.9%
2,076	Alliant Energy Corp.	111,959
1,186	American Electric Power Co., Inc.	111,116
1,150	Duke Energy Corp.	110,239
1,520	Edison International	114,639
951	Entergy Corp.	111,609
1,661	Evergy, Inc.	110,556
1,328	Eversource Energy	113,504
2,262	Exelon Corp.	109,277
2,321	FirstEnergy Corp.	111,942
485	NextEra Energy, Inc.	113,000
1,137	Pinnacle West Capital Corp.	110,369
3,459	PPL Corp.	108,924
1,794	Southern (The) Co.	110,815
1,696	Xcel Energy, Inc.	110,054
		1,558,003

	Electrical Equipment — 0.8%
1,224	AMETEK, Inc.	112,388
1,306	Eaton Corp. PLC	108,594
1,693	Emerson Electric Co.	113,194
675	Rockwell Automation, Inc.	111,240
		445,416

	Electronic Equipment, Instruments & Components — 1.4%
1,171	Amphenol Corp., Class A	113,002
905	CDW Corp.	111,532
3,938	Corning, Inc.	112,312

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,105	Keysight Technologies, Inc. (a)	$107,461
1,173	TE Connectivity Ltd.	109,300
2,843	Trimble, Inc. (a)	110,337
536	Zebra Technologies Corp., Class A (a)	110,614
		774,558

	Energy Equipment & Services — 0.6%
4,645	Baker Hughes a GE Co.	107,764
5,326	Halliburton Co.	100,395
2,940	Schlumberger Ltd.	100,460
		308,619

	Entertainment — 1.4%
2,002	Activision Blizzard, Inc.	105,946
1,112	Electronic Arts, Inc. (a)	108,776
2,601	Liberty Media Corp.-Liberty Formula One, Class C (a)	108,176
1,629	Live Nation Entertainment, Inc. (a)	108,068
404	Netflix, Inc. (a)	108,118
845	Take-Two Interactive Software, Inc. (a)	105,912
834	Walt Disney (The) Co.	108,687
		753,683

	Equity Real Estate Investment Trusts — 6.5%
715	Alexandria Real Estate Equities, Inc.	110,139
489	American Tower Corp.	108,133
524	AvalonBay Communities, Inc.	112,833
837	Boston Properties, Inc.	108,525
998	Camden Property Trust	110,788
785	Crown Castle International Corp.	109,123
881	Digital Realty Trust, Inc.	114,363
3,308	Duke Realty Corp.	112,373
193	Equinix, Inc.	111,322
818	Equity LifeStyle Properties, Inc.	109,285
1,293	Equity Residential	111,534
339	Essex Property Trust, Inc.	110,734
945	Extra Space Storage, Inc.	110,395
820	Federal Realty Investment Trust	111,635
3,143	HCP, Inc.	111,985
6,390	Host Hotels & Resorts, Inc.	110,483
3,747	Invitation Homes, Inc.	110,949
854	Mid-America Apartment Communities, Inc.	111,029
1,298	Prologis, Inc.	110,616
439	Public Storage	107,673
1,455	Realty Income Corp.	111,569
1,619	Regency Centers Corp.	112,504
427	SBA Communications Corp.	102,971
702	Simon Property Group, Inc.	109,266

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
731	Sun Communities, Inc.	$108,517
2,286	UDR, Inc.	110,825
1,523	Ventas, Inc.	111,225
4,778	VICI Properties, Inc.	108,222
1,747	Vornado Realty Trust	111,231
1,233	Welltower, Inc.	111,771
3,966	Weyerhaeuser Co.	109,858
1,216	WP Carey, Inc.	108,832
		3,530,708

	Food & Staples Retailing — 1.0%
382	Costco Wholesale Corp.	110,058
4,279	Kroger (The) Co.	110,313
1,407	Sysco Corp.	111,716
1,982	Walgreens Boots Alliance, Inc.	109,624
941	Walmart, Inc.	111,678
		553,389

	Food Products — 2.8%
2,682	Archer-Daniels-Midland Co.	110,150
706	Beyond Meat, Inc. (a)	104,926
2,352	Campbell Soup Co.	110,356
3,679	Conagra Brands, Inc.	112,872
2,026	General Mills, Inc.	111,673
712	Hershey (The) Co.	110,353
2,552	Hormel Foods Corp.	111,599
1,017	J.M. Smucker (The) Co.	111,890
1,730	Kellogg Co.	111,325
3,882	Kraft Heinz (The) Co.	108,444
1,490	Lamb Weston Holdings, Inc.	108,353
685	McCormick & Co., Inc.	107,065
2,010	Mondelez International, Inc., Class A	111,193
1,261	Tyson Foods, Inc., Class A	108,622
		1,538,821

	Gas Utilities — 0.2%
977	Atmos Energy Corp.	111,270

	Health Care Equipment & Supplies — 4.2%
1,322	Abbott Laboratories	110,612
569	ABIOMED, Inc. (a)	101,219
587	Align Technology, Inc. (a)	106,200
1,258	Baxter International, Inc.	110,037
432	Becton, Dickinson and Co.	109,279
2,532	Boston Scientific Corp. (a)	103,027
362	Cooper (The) Cos., Inc.	107,514
752	Danaher Corp.	108,611
2,144	DENTSPLY SIRONA, Inc.	114,297
710	DexCom, Inc. (a)	105,960
499	Edwards Lifesciences Corp. (a)	109,735
2,204	Hologic, Inc. (a)	111,280
402	IDEXX Laboratories, Inc. (a)	109,316

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
206	Intuitive Surgical, Inc. (a)	$111,226
993	Medtronic PLC	107,860
815	ResMed, Inc.	110,115
499	Stryker Corp.	107,934
319	Teleflex, Inc.	108,380
932	Varian Medical Systems, Inc. (a)	110,992
771	West Pharmaceutical Services, Inc.	109,343
772	Zimmer Biomet Holdings, Inc.	105,972
		2,278,909

	Health Care Providers & Services — 2.9%
1,285	AmerisourceBergen Corp.	105,794
432	Anthem, Inc.	103,723
2,276	Cardinal Health, Inc.	107,404
2,365	Centene Corp. (a)	102,310
667	Cigna Corp.	101,244
1,715	CVS Health Corp.	108,165
1,823	DaVita, Inc. (a)	104,039
879	HCA Healthcare, Inc.	105,849
1,749	Henry Schein, Inc. (a)	111,061
393	Humana, Inc.	100,478
638	Laboratory Corp. of America Holdings (a)	107,184
748	McKesson Corp.	102,222
1,020	Quest Diagnostics, Inc.	109,171
472	UnitedHealth Group, Inc.	102,575
732	Universal Health Services, Inc., Class B	108,885
		1,580,104

	Health Care Technology — 0.4%
1,601	Cerner Corp.	109,140
732	Veeva Systems, Inc., Class A (a)	111,769
		220,909

	Hotels, Restaurants & Leisure — 3.2%
2,286	Carnival Corp.	99,921
132	Chipotle Mexican Grill, Inc. (a)	110,942
923	Darden Restaurants, Inc.	109,117
442	Domino’s Pizza, Inc.	108,109
1,151	Hilton Worldwide Holdings, Inc.	107,170
1,918	Las Vegas Sands Corp.	110,784
859	Marriott International, Inc., Class A	106,834
524	McDonald’s Corp.	112,508
3,811	MGM Resorts International	105,641
2,048	Norwegian Cruise Line Holdings Ltd. (a)	106,025
984	Royal Caribbean Cruises Ltd.	106,597
1,213	Starbucks Corp.	107,253
465	Vail Resorts, Inc.	105,815
989	Wynn Resorts Ltd.	107,524

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,429	Yum China Holdings, Inc.	$110,349
969	Yum! Brands, Inc.	109,914
		1,724,503

	Household Durables — 0.8%
2,124	D.R. Horton, Inc.	111,956
1,298	Garmin Ltd.	109,928
2,041	Lennar Corp., Class A	113,990
30	NVR, Inc. (a)	111,520
		447,394

	Household Products — 1.0%
1,512	Church & Dwight Co., Inc.	113,763
725	Clorox (The) Co.	110,105
1,553	Colgate-Palmolive Co.	114,161
818	Kimberly-Clark Corp.	116,197
902	Procter & Gamble (The) Co.	112,191
		566,417

	Independent Power and Renewable Electricity Producers — 0.4%
6,848	AES Corp.	111,896
4,038	Vistra Energy Corp.	107,936
		219,832

	Industrial Conglomerates — 0.8%
657	3M Co.	108,011
11,664	General Electric Co.	104,276
657	Honeywell International, Inc.	111,164
305	Roper Technologies, Inc.	108,763
		432,214

	Insurance — 5.1%
2,104	Aflac, Inc.	110,081
142	Alleghany Corp. (a)	113,282
1,020	Allstate (The) Corp.	110,854
1,902	American International Group, Inc.	105,941
2,690	Arch Capital Group Ltd. (a)	112,926
1,236	Arthur J. Gallagher & Co.	110,708
3,035	Brown & Brown, Inc.	109,442
697	Chubb Ltd.	112,524
963	Cincinnati Financial Corp.	112,353
575	Erie Indemnity Co., Class A	106,749
414	Everest Re Group Ltd.	110,161
2,538	Fidelity National Financial, Inc.	112,713
1,160	Globe Life, Inc.	111,082
1,821	Hartford Financial Services Group (The), Inc.	110,371
1,795	Lincoln National Corp.	108,274
2,160	Loews Corp.	111,197
92	Markel Corp. (a)	108,735
1,083	Marsh & McLennan Cos., Inc.	108,354
2,306	MetLife, Inc.	108,751

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
1,928	Principal Financial Group, Inc.	$110,166
1,453	Progressive (The) Corp.	112,244
1,229	Prudential Financial, Inc.	110,549
694	Reinsurance Group of America, Inc.	110,957
750	Travelers (The) Cos., Inc.	111,517
1,527	W.R. Berkley Corp.	110,295
		2,760,226

	Interactive Media & Services — 1.2%
89	Alphabet, Inc., Class A (a)	108,682
580	Facebook, Inc., Class A (a)	103,286
476	IAC/InterActiveCorp (a)	103,754
6,431	Snap, Inc., Class A (a)	101,610
2,542	Twitter, Inc. (a)	104,730
3,601	Zillow Group, Inc., Class C (a)	107,382
		629,444

	Internet & Direct Marketing Retail — 0.8%
61	Amazon.com, Inc. (a)	105,890
53	Booking Holdings, Inc. (a)	104,018
2,724	eBay, Inc.	106,182
816	Expedia Group, Inc.	109,679
		425,769

	IT Services — 5.0%
568	Accenture PLC, Class A	109,255
1,234	Akamai Technologies, Inc. (a)	112,763
689	Automatic Data Processing, Inc.	111,219
1,546	Booz Allen Hamilton Holding Corp.	109,797
866	Broadridge Financial Solutions, Inc.	107,756
1,771	Cognizant Technology Solutions Corp., Class A	106,729
3,418	DXC Technology Co.	100,831
592	EPAM Systems, Inc. (a)	107,934
829	Fidelity National Information Services, Inc.	110,058
1,051	Fiserv, Inc. (a)	108,873
377	FleetCor Technologies, Inc. (a)	108,116
763	Gartner, Inc. (a)	109,101
683	Global Payments, Inc.	108,597
1,649	GoDaddy, Inc., Class A (a)	108,801
771	International Business Machines Corp.	112,119
744	Jack Henry & Associates, Inc.	108,602
1,257	Leidos Holdings, Inc.	107,951
402	Mastercard, Inc., Class A	109,171
1,033	Okta, Inc. (a)	101,709
1,330	Paychex, Inc.	110,084
1,047	PayPal Holdings, Inc. (a)	108,459
1,895	Square, Inc., Class A (a)	117,395
960	Twilio, Inc., Class A (a)	105,562
578	VeriSign, Inc. (a)	109,028

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
628	Visa, Inc., Class A	$108,022
		2,717,932

	Leisure Products — 0.2%
927	Hasbro, Inc.	110,026

	Life Sciences Tools & Services — 1.6%
1,405	Agilent Technologies, Inc.	107,665
7,121	Avantor, Inc. (a)	104,679
354	Illumina, Inc. (a)	107,694
708	IQVIA Holdings, Inc. (a)	105,761
155	Mettler-Toledo International, Inc. (a)	109,182
1,262	PerkinElmer, Inc.	107,484
370	Thermo Fisher Scientific, Inc.	107,770
477	Waters Corp. (a)	106,481
		856,716

	Machinery — 2.6%
849	Caterpillar, Inc.	107,237
677	Cummins, Inc.	110,128
665	Deere & Co.	112,172
1,110	Dover Corp.	110,512
1,611	Fortive Corp.	110,450
661	IDEX Corp.	108,325
706	Illinois Tool Works, Inc.	110,482
892	Ingersoll-Rand PLC	109,903
1,556	PACCAR, Inc.	108,935
616	Parker-Hannifin Corp.	111,256
775	Stanley Black & Decker, Inc.	111,918
1,491	Wabtec Corp.	107,143
1,416	Xylem, Inc.	112,742
		1,431,203

	Media — 1.8%
3,729	Altice USA, Inc., Class A (a)	106,948
2,600	CBS Corp., Class B	104,962
261	Charter Communications, Inc., Class A (a)	107,563
2,369	Comcast Corp., Class A	106,794
4,171	Discovery, Inc., Class A (a)	111,074
3,396	Fox Corp., Class A	107,093
1,023	Liberty Broadband Corp., Class C (a)	107,077
1,416	Omnicom Group, Inc.	110,873
17,399	Sirius XM Holdings, Inc.	108,831
		971,215

	Metals & Mining — 0.6%
10,380	Freeport-McMoRan, Inc.	99,336
2,750	Newmont Goldcorp Corp.	104,280
2,081	Nucor Corp.	105,944
		309,560

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.2%
12,245	Annaly Capital Management, Inc.	$107,756

	Multiline Retail — 0.6%
697	Dollar General Corp.	110,781
976	Dollar Tree, Inc. (a)	111,420
1,024	Target Corp.	109,476
		331,677

	Multi-Utilities — 2.0%
1,386	Ameren Corp.	110,949
3,641	CenterPoint Energy, Inc.	109,885
1,752	CMS Energy Corp.	112,040
1,186	Consolidated Edison, Inc.	112,042
1,366	Dominion Energy, Inc.	110,701
828	DTE Energy Co.	110,091
3,738	NiSource, Inc.	111,841
1,786	Public Service Enterprise Group, Inc.	110,875
771	Sempra Energy	113,807
1,179	WEC Energy Group, Inc.	112,123
		1,114,354

	Oil, Gas & Consumable Fuels — 3.9%
1,644	Cheniere Energy, Inc. (a)	103,671
887	Chevron Corp.	105,198
1,496	Concho Resources, Inc.	101,578
1,802	ConocoPhillips	102,678
3,212	Continental Resources, Inc. (a)	98,898
4,197	Devon Energy Corp.	100,980
1,135	Diamondback Energy, Inc.	102,048
1,364	EOG Resources, Inc.	101,236
1,525	Exxon Mobil Corp.	107,680
1,660	Hess Corp.	100,397
5,238	Kinder Morgan, Inc.	107,955
8,363	Marathon Oil Corp.	102,614
2,003	Marathon Petroleum Corp.	121,682
4,720	Noble Energy, Inc.	106,011
2,408	Occidental Petroleum Corp.	107,084
1,447	ONEOK, Inc.	106,629
1,068	Phillips 66	109,363
820	Pioneer Natural Resources Co.	103,131
1,323	Valero Energy Corp.	112,773
4,448	Williams (The) Cos., Inc.	107,019
		2,108,625

	Personal Products — 0.2%
569	Estee Lauder (The) Cos., Inc., Class A	113,203

	Pharmaceuticals — 1.6%
2,185	Bristol-Myers Squibb Co.	110,801
4,014	Elanco Animal Health, Inc. (a)	106,732
952	Eli Lilly & Co.	106,462
838	Johnson & Johnson	108,421

Shares	Description	Value
	Common Stocks (Continued)
	Pharmaceuticals (Continued)
1,295	Merck & Co., Inc.	$109,013
5,203	Mylan N.V. (a)	102,915
2,988	Pfizer, Inc.	107,359
879	Zoetis, Inc.	109,515
		861,218

	Professional Services — 0.8%
184	CoStar Group, Inc. (a)	109,149
777	Equifax, Inc.	109,301
1,352	TransUnion	109,661
696	Verisk Analytics, Inc.	110,065
		438,176

	Real Estate Management & Development — 0.2%
2,034	CBRE Group, Inc., Class A (a)	107,822

	Road & Rail — 1.6%
1,601	CSX Corp.	110,901
965	J.B. Hunt Transport Services, Inc.	106,777
833	Kansas City Southern	110,798
2,361	Lyft, Inc., Class A (a)	96,423
612	Norfolk Southern Corp.	109,952
645	Old Dominion Freight Line, Inc.	109,631
3,341	Uber Technologies, Inc. (a)	101,800
661	Union Pacific Corp.	107,069
		853,351

	Semiconductors & Semiconductor Equipment — 3.6%
3,647	Advanced Micro Devices, Inc. (a)	105,727
951	Analog Devices, Inc.	106,255
2,133	Applied Materials, Inc.	106,437
387	Broadcom, Inc.	106,839
2,139	Intel Corp.	110,223
705	KLA Corp.	112,412
464	Lam Research Corp.	107,235
4,397	Marvell Technology Group Ltd.	109,793
1,911	Maxim Integrated Products, Inc.	110,666
1,196	Microchip Technology, Inc.	111,120
2,222	Micron Technology, Inc. (a)	95,213
631	NVIDIA Corp.	109,838
1,416	QUALCOMM, Inc.	108,013
1,370	Skyworks Solutions, Inc.	108,573
1,876	Teradyne, Inc.	108,639
860	Texas Instruments, Inc.	111,146
607	Universal Display Corp.	101,915
1,130	Xilinx, Inc.	108,367
		1,938,411

	Software — 4.5%
398	Adobe, Inc. (a)	109,947
507	ANSYS, Inc. (a)	112,229
719	Autodesk, Inc. (a)	106,196

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
1,645	Cadence Design Systems, Inc. (a)	$108,702
1,130	Citrix Systems, Inc.	109,068
351	Fair Isaac Corp. (a)	106,535
1,400	Fortinet, Inc. (a)	107,464
410	Intuit, Inc.	109,035
788	Microsoft Corp.	109,556
2,038	Oracle Corp.	112,151
526	Palo Alto Networks, Inc. (a)	107,215
511	Paycom Software, Inc. (a)	107,049
821	RingCentral, Inc., Class A (a)	103,167
706	salesforce.com, Inc. (a)	104,799
404	ServiceNow, Inc. (a)	102,555
901	Splunk, Inc. (a)	106,192
2,187	SS&C Technologies Holdings, Inc.	112,784
4,605	Symantec Corp.	108,816
804	Synopsys, Inc. (a)	110,349
529	Trade Desk (The), Inc., Class A (a)	99,214
727	VMware, Inc., Class A	109,094
626	Workday, Inc., Class A (a)	106,395
2,130	Zscaler, Inc. (a)	100,664
		2,469,176

	Specialty Retail — 2.7%
704	Advance Auto Parts, Inc.	116,441
94	AutoZone, Inc. (a)	101,954
1,628	Best Buy Co., Inc.	112,316
549	Burlington Stores, Inc. (a)	109,701
1,286	CarMax, Inc. (a)	113,168
481	Home Depot (The), Inc.	111,602
981	Lowe’s Cos., Inc.	107,871
275	O’Reilly Automotive, Inc. (a)	109,590
1,019	Ross Stores, Inc.	111,937
1,190	Tiffany & Co.	110,230
1,974	TJX (The) Cos., Inc.	110,031
1,198	Tractor Supply Co.	108,347
481	Ulta Beauty, Inc. (a)	120,563
		1,443,751

	Technology Hardware, Storage & Peripherals — 1.4%
500	Apple, Inc.	111,985
2,109	Dell Technologies, Inc., Class C (a)	109,373
7,472	Hewlett Packard Enterprise Co.	113,350
5,895	HP, Inc.	111,533
2,022	NetApp, Inc.	106,175
2,101	Seagate Technology PLC	113,013
1,783	Western Digital Corp.	106,338
		771,767

	Textiles, Apparel & Luxury Goods — 0.4%
1,260	NIKE, Inc., Class B	118,339
1,261	VF Corp.	112,217
		230,556

Shares	Description	Value
	Common Stocks (Continued)
	Tobacco — 0.4%
2,685	Altria Group, Inc.	$109,817
1,525	Philip Morris International, Inc.	115,793
		225,610

	Trading Companies & Distributors — 0.6%
3,407	Fastenal Co.	111,307
855	United Rentals, Inc. (a)	106,567
377	W.W. Grainger, Inc.	112,025
		329,899

	Water Utilities — 0.2%
900	American Water Works Co., Inc.	111,807

	Wireless Telecommunication Services — 0.2%
1,360	T-Mobile US, Inc. (a)	107,127

	Total Investments — 99.9%	54,368,113
	(Cost $49,173,558) (b)
	Net Other Assets and Liabilities — 0.1%	42,871
	Net Assets — 100.0%	$54,410,984

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,903,763 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,709,208. The net unrealized appreciation was $5,194,555.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$54,368,113	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 6.7%
4,347	Boeing (The) Co.	$1,653,903
11,948	United Technologies Corp.	1,631,141
		3,285,044

	Banks — 3.3%
13,716	JPMorgan Chase & Co.	1,614,236

	Beverages — 3.4%
30,392	Coca-Cola (The) Co.	1,654,541

	Capital Markets — 3.2%
7,493	Goldman Sachs Group (The), Inc.	1,552,774

	Chemicals — 3.3%
34,207	Dow, Inc.	1,629,964

	Communications Equipment — 3.3%
32,959	Cisco Systems, Inc.	1,628,504

	Consumer Finance — 3.3%
13,835	American Express Co.	1,636,404

	Diversified Telecommunication Services — 3.4%
27,494	Verizon Communications, Inc.	1,659,538

	Entertainment — 3.2%
11,951	Walt Disney (The) Co.	1,557,454

	Food & Staples Retailing — 6.7%
29,447	Walgreens Boots Alliance, Inc.	1,628,714
14,041	Walmart, Inc.	1,666,386
		3,295,100

	Health Care Providers & Services — 3.1%
7,053	UnitedHealth Group, Inc.	1,532,758

	Hotels, Restaurants & Leisure — 3.5%
7,853	McDonald’s Corp.	1,686,118

	Household Products — 3.4%
13,508	Procter & Gamble (The) Co.	1,680,125

	Industrial Conglomerates — 3.2%
9,613	3M Co.	1,580,377

	Insurance — 3.4%
11,273	Travelers (The) Cos., Inc.	1,676,182

	IT Services — 6.7%
11,478	International Business Machines Corp.	1,669,131
9,307	Visa, Inc., Class A	1,600,897
		3,270,028

	Machinery — 3.2%
12,324	Caterpillar, Inc.	1,556,644

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 6.6%
13,568	Chevron Corp.	$1,609,165
22,694	Exxon Mobil Corp.	1,602,423
		3,211,588

	Pharmaceuticals — 10.0%
12,606	Johnson & Johnson	1,630,964
19,960	Merck & Co., Inc.	1,680,233
44,675	Pfizer, Inc.	1,605,173
		4,916,370

	Semiconductors & Semiconductor Equipment — 3.3%
31,388	Intel Corp.	1,617,424

	Software — 3.4%
12,005	Microsoft Corp.	1,669,055

	Specialty Retail — 3.3%
7,045	Home Depot (The), Inc.	1,634,581

	Technology Hardware, Storage & Peripherals — 3.5%
7,532	Apple, Inc.	1,686,942

	Textiles, Apparel & Luxury Goods — 3.6%
18,882	NIKE, Inc., Class B	1,773,397

	Total Investments — 100.0%	49,005,148
	(Cost $49,688,771) (a)
	Net Other Assets and Liabilities — 0.0%	7,695
	Net Assets — 100.0%	$49,012,843

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $802,187 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,485,810. The net unrealized depreciation was $683,623.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$49,005,148	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt US Factor Rotations ETF (FCTR)

Portfolio of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 3.0%
1,623	HEICO Corp.	$202,680
388	Lockheed Martin Corp.	151,343
2,534	Raytheon Co.	497,146
1,106	TransDigm Group, Inc.	575,861
		1,427,030

	Banks — 1.7%
1,582	Comerica, Inc.	104,396
2,667	JPMorgan Chase & Co.	313,880
1,730	M&T Bank Corp.	273,288
2,362	U.S. Bancorp	130,713
		822,277

	Beverages — 1.7%
6,031	PepsiCo, Inc.	826,850

	Biotechnology — 2.7%
2,182	AbbVie, Inc.	165,221
2,137	BioMarin Pharmaceutical, Inc. (a)	144,034
3,049	Exact Sciences Corp. (a)	275,538
3,045	Sarepta Therapeutics, Inc. (a)	229,350
3,281	Seattle Genetics, Inc. (a)	280,197
1,072	Vertex Pharmaceuticals, Inc. (a)	181,618
		1,275,958

	Building Products — 0.4%
739	Lennox International, Inc.	179,555

	Capital Markets — 3.9%
2,461	Moody’s Corp.	504,086
4,368	MSCI, Inc.	951,132
2,074	Northern Trust Corp.	193,546
862	S&P Global, Inc.	211,173
		1,859,937

	Chemicals — 1.9%
1,328	Air Products and Chemicals, Inc.	294,630
1,161	Celanese Corp.	141,979
2,491	Ecolab, Inc.	493,317
		929,926

	Commercial Services & Supplies — 1.9%
4,233	Republic Services, Inc.	366,366
6,684	Rollins, Inc.	227,724
2,847	Waste Management, Inc.	327,405
		921,495

	Communications Equipment — 0.3%
646	Arista Networks, Inc. (a)	154,342

	Consumer Finance — 1.2%
2,430	American Express Co.	287,420
3,326	Capital One Financial Corp.	302,600
		590,020

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging — 0.9%
5,926	Ball Corp.	$431,472

	Distributors — 0.5%
2,589	Genuine Parts Co.	257,838

	Electric Utilities — 5.5%
5,707	Alliant Energy Corp.	307,778
3,391	American Electric Power Co., Inc.	317,703
3,430	Duke Energy Corp.	328,800
6,001	Exelon Corp.	289,908
2,181	NextEra Energy, Inc.	508,151
7,887	PPL Corp.	248,362
5,293	Southern (The) Co.	326,949
4,943	Xcel Energy, Inc.	320,751
		2,648,402

	Electrical Equipment — 0.5%
1,436	AMETEK, Inc.	131,854
670	Rockwell Automation, Inc.	110,416
		242,270

	Electronic Equipment, Instruments & Components — 1.1%
5,551	Amphenol Corp., Class A	535,671

	Entertainment — 0.9%
4,007	Live Nation Entertainment, Inc. (a)	265,824
567	Netflix, Inc. (a)	151,741
		417,565

	Equity Real Estate Investment Trusts — 13.3%
3,887	American Tower Corp.	859,532
1,429	AvalonBay Communities, Inc.	307,707
2,630	Camden Property Trust	291,956
3,438	Crown Castle International Corp.	477,916
3,481	Equity LifeStyle Properties, Inc.	465,062
3,553	Equity Residential	306,482
914	Essex Property Trust, Inc.	298,558
2,786	Extra Space Storage, Inc.	325,460
3,270	Federal Realty Investment Trust	445,178
2,400	Mid-America Apartment Communities, Inc.	312,024
1,350	Public Storage	331,114
3,964	SBA Communications Corp.	955,919
1,189	Simon Property Group, Inc.	185,068
9,818	UDR, Inc.	475,977
3,774	WP Carey, Inc.	337,773
		6,375,726

	Food & Staples Retailing — 2.3%
554	Costco Wholesale Corp.	159,613
7,840	Sysco Corp.	622,496
2,510	Walmart, Inc.	297,887
		1,079,996

First Trust Lunt US Factor Rotations ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food Products — 3.0%
4,704	Hershey (The) Co.	$729,073
2,642	Hormel Foods Corp.	115,535
1,868	McCormick & Co., Inc.	291,968
5,348	Mondelez International, Inc., Class A	295,851
		1,432,427

	Gas Utilities — 0.8%
2,620	Atmos Energy Corp.	298,392
1,440	UGI Corp.	72,389
		370,781

	Health Care Equipment & Supplies — 5.4%
822	ABIOMED, Inc. (a)	146,226
696	Align Technology, Inc. (a)	125,920
2,323	Boston Scientific Corp. (a)	94,523
487	Cooper (The) Cos., Inc.	144,639
1,690	Danaher Corp.	244,087
1,790	DexCom, Inc. (a)	267,140
2,117	Edwards Lifesciences Corp. (a)	465,549
922	IDEXX Laboratories, Inc. (a)	250,719
392	Intuitive Surgical, Inc. (a)	211,653
1,139	ResMed, Inc.	153,890
2,345	Stryker Corp.	507,223
		2,611,569

	Health Care Providers & Services — 0.5%
1,075	UnitedHealth Group, Inc.	233,619

	Health Care Technology — 1.9%
5,946	Veeva Systems, Inc., Class A (a)	907,895

	Hotels, Restaurants & Leisure — 1.6%
1,002	Domino’s Pizza, Inc.	245,079
2,490	McDonald’s Corp.	534,628
		779,707

	Household Products — 0.9%
2,278	Church & Dwight Co., Inc.	171,397
3,853	Colgate-Palmolive Co.	283,234
		454,631

	Industrial Conglomerates — 1.1%
557	3M Co.	91,571
1,640	Honeywell International, Inc.	277,488
440	Roper Technologies, Inc.	156,904
		525,963

	Insurance — 4.2%
5,506	Aflac, Inc.	288,074
2,614	Allstate (The) Corp.	284,089
7,654	Arch Capital Group Ltd. (a)	321,315
1,881	Chubb Ltd.	303,669

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
2,675	Marsh & McLennan Cos., Inc.	$267,634
1,567	Progressive (The) Corp.	121,051
1,881	Travelers (The) Cos., Inc.	279,686
1,762	W.R. Berkley Corp.	127,269
		1,992,787

	Internet & Direct Marketing Retail — 1.1%
265	Booking Holdings, Inc. (a)	520,092

	IT Services — 9.7%
1,610	Accenture PLC, Class A	309,684
1,729	Automatic Data Processing, Inc.	279,095
1,609	Cognizant Technology Solutions Corp., Class A	96,967
1,307	Fiserv, Inc. (a)	135,392
559	Gartner, Inc. (a)	79,932
3,637	Mastercard, Inc., Class A	987,700
9,029	Paychex, Inc.	747,330
4,833	Square, Inc., Class A (a)	299,404
7,522	Twilio, Inc., Class A (a)	827,119
5,207	Visa, Inc., Class A	895,656
		4,658,279

	Life Sciences Tools & Services — 2.0%
703	Illumina, Inc. (a)	213,867
612	Mettler-Toledo International, Inc. (a)	431,093
1,335	Waters Corp. (a)	298,012
		942,972

	Machinery — 0.8%
771	IDEX Corp.	126,351
804	Illinois Tool Works, Inc.	125,818
1,480	Xylem, Inc.	117,838
		370,007

	Media — 0.8%
452	Charter Communications, Inc., Class A (a)	186,278
31,419	Sirius XM Holdings, Inc.	196,526
		382,804

	Mortgage Real Estate Investment Trusts — 0.8%
23,444	AGNC Investment Corp.	377,214

	Multi-Utilities — 3.5%
7,432	CMS Energy Corp.	475,276
3,047	Consolidated Edison, Inc.	287,850
2,356	DTE Energy Co.	313,254
4,614	Public Service Enterprise Group, Inc.	286,437
2,113	Sempra Energy	311,900
		1,674,717

First Trust Lunt US Factor Rotations ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 0.5%
3,987	Cheniere Energy, Inc. (a)	$251,420

	Personal Products — 0.6%
1,366	Estee Lauder (The) Cos., Inc., Class A	271,766

	Pharmaceuticals — 2.3%
2,368	Bristol-Myers Squibb Co.	120,081
2,652	Johnson & Johnson	343,116
3,115	Merck & Co., Inc.	262,221
2,994	Zoetis, Inc.	373,022
		1,098,440

	Professional Services — 1.6%
381	CoStar Group, Inc. (a)	226,009
3,287	Verisk Analytics, Inc.	519,806
		745,815

	Road & Rail — 0.2%
531	Union Pacific Corp.	86,011

	Semiconductors & Semiconductor Equipment — 1.0%
966	Broadcom, Inc.	266,684
945	KLA Corp.	150,680
897	Xilinx, Inc.	86,022
		503,386

	Software — 8.6%
1,098	Adobe, Inc. (a)	303,322
1,501	ANSYS, Inc. (a)	332,261
1,720	Autodesk, Inc. (a)	254,044
6,336	Cadence Design Systems, Inc. (a)	418,683
3,433	Intuit, Inc.	912,972
2,273	Microsoft Corp.	316,015
795	Palo Alto Networks, Inc. (a)	162,045
1,937	PTC, Inc. (a)	132,065
1,138	salesforce.com, Inc. (a)	168,925
2,208	ServiceNow, Inc. (a)	560,501
1,759	Splunk, Inc. (a)	207,316
2,703	SS&C Technologies Holdings, Inc.	139,394
1,336	Workday, Inc., Class A (a)	227,066
		4,134,609

	Specialty Retail — 2.4%
301	AutoZone, Inc. (a)	326,471
1,409	Home Depot (The), Inc.	326,916
579	O’Reilly Automotive, Inc. (a)	230,737
1,274	Ross Stores, Inc.	139,949
1,878	TJX (The) Cos., Inc.	104,680
		1,128,753

	Trading Companies & Distributors — 0.2%
3,696	Fastenal Co.	120,748

Shares	Description	Value
	Common Stocks (Continued)
	Water Utilities — 0.7%
2,527	American Water Works Co., Inc.	$313,929

	Total Common Stocks — 99.9%	47,866,671
	(Cost $45,196,994)

	Money Market Funds — 0.0%
7,827	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.82% (b)	7,827
	(Cost $7,827)

	Total Investments — 99.9%	47,874,498
	(Cost $45,204,821) (c)
	Net Other Assets and Liabilities — 0.1%	33,172
	Net Assets — 100.0%	$47,907,670

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,497,552 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $827,875. The net unrealized appreciation was $2,669,677.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$47,866,671	$—	$—
Money Market Funds	7,827	—	—
Total Investments	$47,874,498	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq® and NASDAQ AlphaDEX® Total US Market Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Nasdaq® and Nasdaq Dorsey Wright People's Portfolio Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust.  Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.